As filed with the Securities and Exchange Commission on May 20, 2005

                                                             File No. 033-87376
                                                                      811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                          [ ]
       Post-Effective Amendment No. 24                                      |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 77                                                     |X|
                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box) [ ]immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]__________ pursuant to paragraph (b) of Rule 485
[ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485
|X| on June 20, 2005 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


                             ----------------------

Title of Securities Being Registered: Deferred fixed & variable annuity contracts
================================================================================

                                     PART A

                          VERSIONS A AND C NOT AFFECTED
                  BY THIS FILING OF THE REGISTRATION STATEMENT

                                                                     [VERSION B]

                             THE PHOENIX EDGE(R)-VA
                        PHL VARIABLE ACCUMULATION ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                         JUNE 20, 2005


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

PHOENIX EDGE SERIES FUND
------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

   * Not available to new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated June 20, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:         [envelope]    PHL VARIABLE INSURANCE COMPANY
                                                                 Annuity Operations Division
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                   [telephone]   TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   12
GIA  .....................................................   13
MVA  .....................................................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   14
   Transfer Charge........................................   16
   Reduced Fees, Credits and Excess Interest..............   16
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Internet, Interactive Voice Response and Telephone
     Transfers............................................   17
   Disruptive Trading and Market Timing...................   17
   Optional Programs and Benefits.........................   18
   Payment Upon Death After Maturity Date.................   22
   Surrender of Contract; Partial Withdrawals.............   23
   Lapse of Contract......................................   23
   Payment Upon Death Before Maturity Date ...............   23
THE ANNUITY PERIOD........................................   25
   Variable Accumulation Annuity Contracts................   25
   Annuity Payment Options ...............................   25
   Payment Upon Death After Maturity Date.................   27
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   27
   Valuation Date.........................................   27
   Valuation Period.......................................   27
   Accumulation Unit Value................................   27
   Net Investment Factor..................................   28
MISCELLANEOUS PROVISIONS..................................   28
   Assignment.............................................   28
   Deferment of Payment ..................................   28
   Free Look Period.......................................   28
   Amendments to Contracts................................   28
   Substitution of Fund Shares............................   28
   Ownership of the Contract..............................   28
FEDERAL INCOME TAXES......................................   29
   Introduction...........................................   29
   Income Tax Status......................................   29
   Taxation of Annuities in General--Nonqualified Plans...   29
   Additional Considerations..............................   30
   Owner Control..........................................   31
   Diversification Standards .............................   31
   Taxation of Annuities in General--Qualified Plans......   32
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   35
SERVICING AGENT...........................................   35
STATE REGULATION..........................................   35
REPORTS...................................................   35
VOTING RIGHTS.............................................   35
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   36
LEGAL MATTERS.............................................   36
SAI TABLE OF CONTENTS.....................................   36
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTION FOR TAXES..........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

FIXED PAYMENT ANNUITY: An annuity payment of providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000
[diamond]   Individual Retirement Annuity--$1,000
[diamond]   Bank draft program--$25
[diamond]   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEVEN YEAR STEP-UP AMOUNT (7 YEAR STEP-UP AMOUNT): In the first seven contract years, the 7 Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

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CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Payment in Complete Years 0.................    7%
       Age of Payment in Complete Years 1.................    7%
       Age of Payment in Complete Years 2.................    6%
       Age of Payment in Complete Years 3.................    6%
       Age of Payment in Complete Years 4.................    5%
       Age of Payment in Complete Years 5.................    4%
       Age of Payment in Complete Years 6.................    3%          This table describes the fees and expenses that you will
       Age of Payment in Complete Years 7 and thereafter..   None         pay at the time that you purchase the contract, surrender
    Transfer Charge(1)                                                    the contract or transfer value between the subaccounts.
       Current............................................   None         State premium taxes may also be deducted.
       Maximum............................................   $20
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ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2)............................................   $35

ENHANCED DEATH BENEFIT OPTION 1 RIDER (as a
percentage of contract value)(3)..........................   .05%


GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE(4) (as a percentage of the greater of the
Guaranteed Amount and contract value)
    Maximum...............................................  1.00%

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(5) (as a percentage of the
guaranteed annuitization value)
    Maximum...............................................   .60%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average account value)                                    These tables describe the fees and expenses that you will
                                                                        pay periodically during the time that you own the contract,
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                          not including annual fund fees and expenses.
    ------------------------------------------
    Mortality and Expense Risk Fee........................  .775%
    Daily Administrative Fee..............................  .125%
                                                            -----
    Total Annual Separate Account Expenses................  .900%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee........................ 1.125%
    Daily Administrative Fee..............................  .125%
                                                           ------
    Total Annual Separate Account Expenses................ 1.250%

    DEATH BENEFIT OPTION 3 - ROLL-UP
    --------------------------------
    Mortality and Expense Risk Fee........................ 1.225%
    Daily Administrative Fee..............................  .125%
                                                           ------
    Total Annual Separate Account Expenses................ 1.350%
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ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/04, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning  the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses) ....0.29%         2.68%
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(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."
(3) This charge is assessed against the initial payment at issue and then taken annually on each contract anniversary. See "Deductions and Charges."

(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."

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EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
               $1,062  $1,842   $2,633   $4,414

DEATH BENEFIT OPTION 2
----------------------

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
               $1,089  $1,922   $2,762   $4,655

DEATH BENEFIT OPTION 3
----------------------

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
               $1,098  $1,949   $2,804   $4,734

If you annuitize your contract at the end of the applicable               These examples are intended to help you compare the cost
time period, your maximum costs would be:                                 of investing in the contract with the cost of investing
                                                                          in other variable annuity contracts. These costs include
DEATH BENEFIT OPTION 1                                                    contract owner transaction expenses, contract fees,
----------------------                                                    separate account annual expenses maximum rider and
                                                                          benefit fees and the maximum fund fees and expenses that
               1 Year  3 Years  5 Years  10 Years                         were charged for the year ended 12/31/04.
               ----------------------------------
               $1,062  $1,842   $2,166   $4,414                           The examples assume that you invest $10,000 in the
                                                                          contract for the time periods indicated. The examples
DEATH BENEFIT OPTION 2                                                    also assume that your investment has a 5% return each
----------------------                                                    year and assumes the maximum fees and expenses of any of
                                                                          the funds. Your actual costs may be higher or lower based
               1 Year  3 Years  5 Years  10 Years                         on these assumptions.
               ----------------------------------
               $1,089  $1,922   $2,302   $4,655

DEATH BENEFIT OPTION 3
----------------------

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
               $1,098  $1,949   $2,346   $4,734

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
                $427   $1,290   $2,166   $4,414

DEATH BENEFIT OPTION 2

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
                $456   $1,375   $2,302   $4,655

DEATH BENEFIT OPTION 3

               1 Year  3 Years  5 Years  10 Years
               ----------------------------------
                $466   $1,403   $2,346   $4,734

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ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment        12b-1      Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)              1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)              1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)              0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                  1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                  0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)              0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)              1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                  0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)              0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                  0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                  0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)              1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)              1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)              2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)              1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)              0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)              1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)              1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)              1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)              1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                  1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                       Net Annual                                                       Net Annual
                                                       -----------                                                      ----------
                Series                Reimbursements  Fund Expenses               Series               Reimbursements  Fund Expenses
                ------                --------------  -------------               ------               --------------  -------------
Phoenix-AIM Growth                        (0.22%)         1.00%     Phoenix-Kayne Small-Cap Quality Value   (1.63%)        1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)         1.00%     Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                 Select                                  (0.25%)        1.05%
Index                                     (0.07%)         0.65%     Phoenix-Northern Dow 30                 (0.31%)        0.60%
Phoenix-Engemann Growth and Income        (0.03%)         0.95%     Phoenix-Northern Nasdaq-100 Index(R)    (0.49%)        0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)         1.25%     Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)         0.95%     Value                                   (0.04%)        1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
Term Bond                                 (0.38%)         0.70%     Small-Cap Value                         (0.13%)        1.30%
Phoenix-Kayne Rising Dividends            (0.60%)         0.85%     Phoenix-Seneca Mid-Cap Growth           (0.03%)        1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61%      N/A         0.30%        0.91%         (0.00%)          0.91%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                      0.73%      N/A         0.31%        1.04%         (0.00%)          1.04%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           0.61%      N/A         0.30%        0.91%         (0.00%)          0.91%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              0.85%      N/A         0.12%        0.97%         (0.00%)          0.97%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60%      0.25% (1)   0.13%        0.98%          ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                                 0.60%      0.25% (1)   0.14%        0.99%          ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            0.57%      0.10%       0.11% (2)    0.78%          ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     0.58%      0.10%       0.14% (2)    0.82%          ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   0.58%      0.10%       0.10% (2)    0.78%          ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60%      0.25% (4)   0.15%        1.00%         (0.00%)          1.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.25%      0.25%       0.29%        1.79%         (0.00%)          1.79%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.68%      0.25%       0.19%        1.12%         (0.05%) (5)      1.07%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 0.61%      0.25%       0.24%        1.10%         (0.01%) (5)      1.09%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.79% 3    0.25% (4)   0.07%        1.11%         (0.00%)          1.11%
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                  0.75%      0.25%       0.37%        1.37%         (0.12%) (6)      1.25%
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                               0.50%       N/A        0.48%        0.98%         (0.08%) (7)      0.90%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                            0.50%       N/A        0.39%        0.89%         (0.00%)          0.89%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                0.75%       N/A        0.42%        1.17%         (0.00%)          1.17%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         0.90%       N/A        0.73%        1.63%         (0.00%)          1.63%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         0.75%       N/A        0.71%        1.46%         (0.00%)          1.46%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              0.90%       N/A        0.73%        1.63%         (0.00%)          1.63%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  0.45%       N/A        0.37%        0.82%         (0.17%) (8)      0.65%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      0.20%       N/A        0.09%        0.29%         (0.00%)          0.29%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   0.80%       N/A        0.49%        1.29% (9)      ---              ---(11)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            1.00%       N/A        0.43%        1.43%         (0.01%) (10)     1.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         1.17%       N/A        0.19%        1.36%         (0.16%) (10)     1.20%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.95%       N/A        0.15%        1.10%         (0.10%) (10)     1.00%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.92%       N/A        0.08%        1.00%         (0.01%) (10)     0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                         Reimbursements   Net Annual                                   Reimbursements   Net Annual
                                         --------------   -----------                                  --------------   ----------
                Series                     & Waivers     Fund Expenses             Series                & Waivers     Fund Expenses
                ------                     ---------     -------------             ------                ---------     -------------
Federated Fund for U.S. Government                                       VIP Growth Opportunities
Securities II                               (0.26%)          0.72%       Portfolio                        (0.02%)         0.80%
Federated High Income Bond Fund II -                                     VIP Growth Portfolio             (0.03%)         0.75%
Primary Shares                              (0.25%)          0.74%       Technology Portfolio             (0.14%)         1.15%
VIP Contrafund(R) Portfolio                 (0.02%)          0.76%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results, which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section "GIA."

    You also select a Death Benefit Option, which is suitable in meeting your financial objectives. Each Death Benefit Option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.


    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in sections "GIA" and "The Accumulation Period--Transfers."


[diamond] Transfers between the subaccounts and into the MVA can be made anytime. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to a 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."


[diamond] Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after June 20, 2005 the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. If we impose a surrender charge, it is on a first-in, first-out basis. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the annuitant or owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in
Complete Years          0    1    2    3    4    5    6    7+
---------------------------------------------------------------

For more information, see "Deductions and Charges."

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

[diamond] Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

    See "Deductions and Charges" for a detailed description of contract charges.

[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the Death Benefit
          Option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT

    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

DEATH BENEFIT OPTIONS
[diamond] The contract offers three Death Benefit Options. You select a Death
          Benefit Option that best meets your financial needs. Each Death Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

    The components of each Death Benefit Option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash. However, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                           DEATH BENEFIT OPTIONS CHART

------------------------------------------------------------------------------------------------------------------------------------
                        DEATH BENEFIT OPTION 1       OPTIONAL BENEFITS        DEATH BENEFIT OPTION 2      DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
      COMPONENT                RETURN OF                  ENHANCED                    ANNUAL                    5% ROLL-UP
                                PREMIUM                OPTION 1 RIDER                STEP-UP
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee(1)                      .775%                      N/A                       1.125%                      1.225%
------------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                       .05%                       N/A                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal        CONTRACT YEAR 1:          CONTRACT YEAR 1:           CONTRACT YEAR 1:           CONTRACT YEAR 1:
Amount                 10% of the contract       10% of the contract        10% of the contract        10% of the contract value
                       value as of the date of   value as of the date of    value as of the date of    as of the date of withdrawal
                       withdrawal                withdrawal                 withdrawal
                                                                                                       CONTRACT YEARS 2 AND
                       CONTRACT YEARS 2 AND      CONTRACT YEARS 2 AND       CONTRACT YEARS 2 AND       GREATER:
                       GREATER:                  GREATER:                   GREATER:                   10% of the last contract
                       10% of the last contract  10% of the last contract   10% of the last contract   anniversary value PLUS any
                       anniversary value         anniversary value PLUS     anniversary value PLUS     unused percentage from prior
                                                 any unused percentage      any unused percentage      years may be carried forward
                                                 from prior years may be    from prior years may be    to the then current contract
                                                 carried forward to the     carried forward to the     year, up to a maximum of 30%
                                                 then current contract      then current contract      of your contract value as of
                                                 year, up to a maximum of   year, up to a maximum of   the last contract
                                                 30% of your contract       30% of your contract       anniversary
                                                 value as of the last       value as of the last
                                                 contract anniversary       contract anniversary
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the sum of 100% of      1. the sum of 100% of      1. the sum of 100% of
the annuitant who has     premium payments less     premium payments less      premium payments less      premium payments less
not yet attained age      adjusted partial          adjusted partial           adjusted partial           adjusted partial
80                        withdrawals on the        withdrawals on the         withdrawals on the         withdrawals on the claim
                          claim date; or            claim date; or             claim date; or             date; or

                       2. the contract value on  2. the contract value on   2. the contract value on   2. the contract value on
                          the claim date            the claim date; or         the claim date; or         the claim date; or

                                                 3. the 7 Year Step-up      3. the Annual Step-up      3. the Annual Step-up
                                                    Amount on the claim        Amount on the claim        Amount on the Claim
                                                    date                       date                       Date; or

                                                                                                       4. the Annual Roll-up Amount
                                                                                                          on the claim date
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the death benefit in    1. the death benefit in    1. the death benefit in
the annuitant who has     premium payments less     effect at the end of       effect at the end of       effect at the end of the
attained age 80           adjusted partial          the last 7-year period     the immediately            immediately preceding
                          withdrawals on the        prior to the annuitant     preceding contract         contract year prior to
                          claim date; or            turning age 80, plus       year prior to the          the annuitant turning age
                                                    the sum of 100% of         annuitant turning          80, plus the sum of
                       2. the contract value        premium payments less      age 80, plus the sum       100% of premium payments
                          on the claim date         adjusted partial           of 100% of premium         less adjusted partial
                                                    withdrawals made since     payments less adjusted     withdrawals made since
                                                    the contract year          partial withdrawals        the contract year that
                                                    that the annuitant         made since the contract    the annuitant reached
                                                    reached Age 80; or         year that the annuitant    Age 80;
                                                                               reached Age 80; or
                                                 2. the contract value                                 2. the contract value on
                                                    on the claim date       2. the contract value         the claim date
                                                                               on the claim date
------------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division us at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more details.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA" and "MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25


          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account.


[diamond] Qualified plans--$1,000 annually

          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;
    (2) the method and frequency of premium payments; and
    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described above. (This fee is not deducted from the GIA or MVA.)


GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    For contracts issued on or after June 20, 2005 the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or annuitization.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
     We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:

---------------------------------------------------------------
  OPTION 1 - RETURN     OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM             STEP-UP             ROLL-UP
---------------------------------------------------------------
        0.775%               1.125%              1.225%
---------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.


SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender Charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

[diamond] DEATH BENEFIT OPTION 1

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value.

[diamond] ENHANCED OPTION 1 RIDER

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

          This rider is available at an annual cost of 0.05%.

          This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

[diamond] DEATH BENEFIT OPTION 3

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

          The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

          -----------------------------------------------------------
          Percent            7%   7%   6%    6%   5%   4%  3%    0%
          -----------------------------------------------------------
          Age of Payment      0    1    2    3    4    5    6    7+
          in Complete Years
          -----------------------------------------------------------

          If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

          The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see Appendix B.

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.


    Any reduction or elimination of withdrawal or administrative fee, credit of additional amounts or excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a non-interest-bearing account. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

DISRUPTIVE TRADING AND MARKET TIMING

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

      We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing.

Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


ASSET ALLOCATION MODEL PROGRAM
    Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models we currently offer are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.


ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

         a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

         b. the contract value on the claim date; or

         c. the 7 Year Step-up Amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

         a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

         b. the contract value on the claim date.

    There is a charge of 0.05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after June 20, 2005 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. For more information on the asset allocation models, see "Asset Allocation Model Program."

GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A= the contract value on the rider date.

    B= 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C= pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE


    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to June 20 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:


    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.


    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to June 20, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to June 20, 2005).

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to June 20, 2005).

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to June 20, 2005).


    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION


     A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

     The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

     A= the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

     B= (a) multiplied by (b), where:

        (a)= the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
        (b)= 1 minus the result of (c) divided by (d), where:
        (c)= the Contract Value after the withdrawal, and
        (d)= the Contract Value before the withdrawal less the value determined in "A" above.


EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE


    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

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                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a partial withdrawal or full surrender of a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE


WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.


WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Death Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner, provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The Death Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules. (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80.

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; and
          3. the Annual Step-up Amount on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; or
          3. the Annual Step-up Amount on the claim date; and
          4. the Annual Roll-up Amount on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          Before the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2.  the contract value on the claim date; or

          3.  the 7-year step-up amount on the claim date.

          This rider is available at an annual cost of 0.05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

          2.  the contract value on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2.  the contract value on the claim date.

          This rider is available at an annual cost of 0.05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2--ANNUAL STEP-UP

          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2.  the contract value on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2.  the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          1.  100% of payments, less withdrawals; and
          2.  the contract value on the claim date.

          BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below and in more detail in the contract and the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                    Independence Day
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Martin Luther King, Jr. Day       Labor Day
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Presidents Day                    Thanksgiving Day
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Good Friday                       Christmas Day
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Memorial Day
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VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or the MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.7 million
------------------------------- --------------------------
             2004                     $2.2 million
----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Fixed Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.


APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPES
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                                                                                                Investment Type
                                                      ------------------------------------------------------------------------------
                                                                  Aggressive                           Growth
               Subaccount                                           Growth     Conservative   Growth   Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                          |X|
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Phoenix-AIM Growth Series                                                                      |X|
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Phoenix-Alger Small-Cap Growth Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                         |X|
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Phoenix-Seneca Mid-Cap Growth Series                                 |X|
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Phoenix-Seneca Strategic Theme Series                                                          |X|
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AIM V.I. Capital Appreciation Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                           |X|
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Mutual Shares Securities Fund                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                         |X|
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Templeton Foreign Securities Fund                                                              |X|
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Templeton Global Asset Allocation Fund                                                                   |X|
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Templeton Growth Securities Fund                                                               |X|
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Lazard Retirement Small Cap Portfolio                                                          |X|
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Bond-Debenture Portfolio                                                                                         |X|
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Growth and Income Portfolio                                                                              |X|
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Mid-Cap Value Portfolio                                                                        |X|
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Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       |X|
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Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                              |X|
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Technology Portfolio                                                                                                        |X|
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Wanger International Select                                          |X|
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Wanger International Small Cap                                       |X|
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Wanger Select                                                                                  |X|
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Wanger U.S. Smaller Companies                                                                  |X|
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INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                        Duff &                                                             Fidelity
                                 Phoenix    Phoenix     Phelps                                     Deutsche   Federated   Management
                                Investment  Variable  Investment    AIM     Engemann  Fred Alger    Asset     Investment     and
                                 Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management   Research
             Subaccount            Inc.       Inc.        Co.       Inc.   Management    Inc.        Inc.      Company     Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series                             |X|
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Phoenix-AIM Growth Series                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth
Series                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Enhanced Index Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital
Growth Series                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and
Income Series                                                                  |X|
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Phoenix-Engemann Small-Cap
Growth Series                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic
Allocation Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity
Series                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
Series                             |X|
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Phoenix-Goodwin Multi-Sector
Fixed Income Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
Short Term Bond Series             |X|
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Phoenix-Kayne Rising Dividends
Series                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
Value Series                       |X|
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Phoenix-Lazard International
Equity Select Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100
Index(R) Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
Series                             |X|
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Phoenix-Seneca Strategic Theme
Series                             |X|
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AIM V.I. Capital Appreciation
Fund                                                                |X|
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AIM V.I. Mid Cap Core Equity
Fund                                          |X|
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AIM V.I. Premier Equity Fund                                        |X|
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Alger American Leveraged
AllCap Portfolio                                                                          |X|
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Federated Fund for U.S.
Government Securities II                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II                                                                                                          |X|
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VIP Contrafund(R) Portfolio                                                                                                   |X|
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VIP Growth Opportunities
Portfolio                                                                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                          |X|
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Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity
Index Fund                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
Fund                                                                                                  |X|
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Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------




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                                                                           Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Morgan
                                 Franklin    Lazard                Stanley             Templeton   Templeton  Templeton    Wanger
                                  Mutual      Asset      Lord,    Investment  Rydex      Asset       Global   Investment   Asset
                                 Advisers,  Management  Abbett &  Management  Global   Management,  Advisors   Counsel,  Management,
             Subaccount            LLC         LLC      Co. LLC      Inc.    Advisors     Ltd.       Limited     LLC        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital
Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and
Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap
Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic
Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
Fixed Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
Short Term Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100
Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund                                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
Portfolio                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity
Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Kayne
                                                                                      Anderson
                           Aberdeen      AIM       Alliance                           Rudnick     Lazard     Northern     Seneca
                            Asset       Capital    Capital    Engemann   Fred Alger  Investment    Asset       Trust      Capital
                          Management  Management, Management,   Asset    Management, Management, Management Investments, Management,
          Subaccount         Inc.        Inc.        L.P.     Management    Inc.         LLC        LLC         N.A.        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen
International Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap
Growth Series                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Enhanced Index Series                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital
Growth Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and
Income Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap
Growth Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic
Allocation Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value
Equity Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising
Dividends Series                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap
Quality Value  Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select Series                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100
Index(R)  Series                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap
Growth Series                                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic
Theme Series                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT     ANNUITIZATION       NONQUALIFIED       QUALIFIED
-----                                                     ---------------     -------------       ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase premium payments are taxed upon purchase premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to purchase premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

 DEATH BENEFIT OPTION 1 CONTRACTS
                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 10/20/99* to 12/31/99                                        $2.000                $2.365                 281
         From 1/1/00 to 12/31/00                                           $2.365                $1.973                1,996
         From 1/1/01 to 12/31/01                                           $1.973                $1.485                3,937
         From 1/1/02 to 12/31/02                                           $1.485                $1.254                3,512
         From 1/1/03 to 12/31/03                                           $1.254                $1.639                3,196
         From 1/1/04 to 12/31/04                                           $1.639                $1.962                4,133

 PHOENIX-AIM GROWTH
====================================================================================================================================
         From 12/28/99* to 12/31/99                                        $2.000                $2.024                 19
         From 1/1/00 to 12/31/00                                           $2.024                $1.782                4,013
         From 1/1/01 to 12/31/01                                           $1.782                $1.345                8,663
         From 1/1/02 to 12/31/02                                           $1.345                $1.529                 264
         From 1/1/03 to 12/31/03                                           $1.529                $1.136                8,298
         From 1/1/04 to 12/31/04                                           $1.136                $1.173                7,036

 PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
         From 8/22/02* to 12/31/02                                         $2.000                $2.010                  3
         From 1/1/03 to 12/31/03                                           $2.010                $3.055                 177
         From 1/1/04 to 12/31/04                                           $3.055                $3.092                 261

 PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 9/1/99* to 12/31/99                                          $2.000                $2.152                 530
         From 1/1/00 to 12/31/00                                           $2.152                $1.888                1,714
         From 1/1/01 to 12/31/01                                           $2.152                $1.649                2,275
         From 1/1/02 to 12/31/02                                           $1.649                $1.247                2,504
         From 1/1/03 to 12/31/03                                           $1.247                $1.560                2,083
         From 1/1/04 to 12/31/04                                           $1.560                $1.698                1,806

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 11/1/99* to 12/31/99                                         $2.000                $2.145                  7
         From 1/1/00 to 12/31/00                                           $2.145                $2.781                 740
         From 1/1/01 to 12/31/01                                           $2.781                $2.939                 942
         From 1/1/02 to 12/31/02                                           $2.939                $3.264                1,118
         From 1/1/03 to 12/31/03                                           $3.264                $4.473                1,157
         From 1/1/04 to 12/31/04                                           $4.473                $5.970                 942

* Date subaccount began operations.


                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 8/24/99* to 12/31/99                                         $2.000                $2.422                 773
         From 1/1/00 to 12/31/00                                           $2.422                $1.973                7,928
         From 1/1/01 to 12/31/01                                           $1.973                $1.279               11,520
         From 1/1/02 to 12/31/02                                           $1.279                $0.953               10,977
         From 1/1/03 to 12/31/03                                           $0.953                $1.195               10,207
         From 1/1/04 to 12/31/04                                           $1.195                $1.243                8,797

 PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.171                 397
         From 1/1/00 to 12/31/00                                           $2.171                $2.010                2,984
         From 1/1/01 to 12/31/01                                           $2.010                $1.829                5,557
         From 1/1/02 to 12/31/02                                           $1.829                $1.405                5,186
         From 1/1/03 to 12/31/03                                           $1.405                $1.774                4,743
         From 1/1/04 to 12/31/04                                           $1.774                $1.943                4,949

 PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================
         From 8/15/00* to 12/31/00                                         $2.000                $1.566                 178
         From 1/1/01 to 12/31/01                                           $1.566                $1.137                1,795
         From 1/1/02 to 12/31/02                                           $1.137                $0.802                1,569
         From 1/1/03 to 12/31/03                                           $0.802                $1.164                1,292
         From 1/1/04 to 12/31/04                                           $1.164                $1.265                 970

 PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
         From 10/1/99* to 12/31/99                                         $2.000                $2.190                 202
         From 1/1/00 to 12/31/00                                           $2.190                $2.184                1,608
         From 1/1/01 to 12/31/01                                           $2.184                $2.205                3,133
         From 1/1/02 to 12/31/02                                           $2.205                $1.932                7,559
         From 1/1/03 to 12/31/03                                           $1.932                $2.295                6,933
         From 1/1/04 to 12/31/04                                           $2.295                $2.444                6,582

 PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.461                 65
         From 1/1/00 to 12/31/00                                           $2.461                $3.225                 951
         From 1/1/01 to 12/31/01                                           $3.225                $2.612                3,921
         From 1/1/02 to 12/31/02                                           $2.612                $2.028                3,893
         From 1/1/03 to 12/31/03                                           $2.028                $2.490                4,349
         From 1/1/04 to 12/31/04                                           $2.490                $2.786                4,054

 PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 8/11/99* to 12/31/99                                         $2.000                $2.032                1,283
         From 1/1/00 to 12/31/00                                           $2.032                $2.140                4,033
         From 1/1/01 to 12/31/01                                           $2.140                $2.197                5,008
         From 1/1/02 to 12/31/02                                           $2.197                $2.208                4,779
         From 1/1/03 to 12/31/03                                           $2.208                $2.203                2,155
         From 1/1/04 to 12/31/04                                           $2.203                $2.201                1,391

* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 9/13/99* to 12/31/99                                         $2.000                $2.059                 186
         From 1/1/00 to 12/31/00                                           $2.059                $2.173                1,130
         From 1/1/01 to 12/31/01                                           $2.173                $2.284                2,467
         From 1/1/02 to 12/31/02                                           $2.284                $2.490                2,551
         From 1/1/03 to 12/31/03                                           $2.490                $2.828                2,537
         From 1/1/04 to 12/31/04                                           $2.828                $2.994                3,487

 PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/3/03* to 12/31/04                                          $2.000                $1.024                9,461
         From 1/1/04 to 12/31/04                                           $1.024                $1.069                1,557

 PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.924                 34
         From 1/1/03 to 12/31/03                                           $1.924                $2.271                 395
         From 1/1/04 to 12/31/04                                           $2.271                $2.369                 387

 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/22/02* to 12/31/02                                        $2.000                $2.013                  7
         From 1/1/03 to 12/31/03                                           $2.013                $2.400                 126
         From 1/1/04 to 12/31/04                                           $2.400                $2.989                 159

 PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 8/22//02* to 12/31/02                                        $2.000                $1.909                 10
         From 1/1/03 to 12/31/03                                           $1.903                $2.456                 277
         From 1/1/04 to 12/31/04                                           $2.456                $2.820                 550

 PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 12/30/99* to 12/31/99                                        $2.000                $2.007                 150
         From 1/1/00 to 12/31/00                                           $2.007                $1.879                 550
         From 1/1/01 to 12/31/01                                           $1.879                $1.751                1,604
         From 1/1/02 to 12/31/02                                           $1.751                $1.466                1,527
         From 1/1/03 to 12/31/03                                           $1.466                $1.851                1,568
         From 1/1/04 to 12/31/04                                           $1.851                $1.920                1,429

 PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/25/00* to 12/31/00                                         $2.000                $1.251                 35
         From 1/1/01 to 12/31/01                                           $1.251                $0.830                 814
         From 1/1/02 to 12/31/02                                           $0.830                $0.513                1,117
         From 1/1/03 to 12/31/03                                           $0.513                $0.757                1,777
         From 1/1/04 to 12/31/04                                           $0.757                $0.826                1,520

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.021                 12
         From 1/1/00 to 12/31/00                                           $2.021                $2.342                 259
         From 1/1/01 to 12/31/01                                           $2.342                $2.854                 994
         From 1/1/02 to 12/31/02                                           $2.854                $2.587                1,494
         From 1/1/03 to 12/31/03                                           $2.587                $3.614                1,347
         From 1/1/04 to 12/31/04                                           $3.614                $4.312                1,687

* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 12/6/00* to 12/31/00                                         $2.000                $2.162                  3
         From 1/1/01 to 12/31/01                                           $2.162                $2.480                 437
         From 1/1/02 to 12/31/02                                           $2.480                $2.248                1,724
         From 1/1/03 to 12/31/03                                           $2.248                $3.205                1,078
         From 1/1/04 to 12/31/04                                           $3.205                $3.897                1,053

 PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/3/99* to 12/31/99                                          $2.000                $2.770                 59
         From 1/1/00 to 12/31/00                                           $2.770                $3.124                1,653
         From 1/1/01 to 12/31/01                                           $3.124                $2.313                3,246
         From 1/1/02 to 12/31/02                                           $2.313                $1.547                3,145
         From 1/1/03 to 12/31/03                                           $1.547                $1.975                2,845
         From 1/1/04 to 12/31/04                                           $1.975                $2.089                2,887

 PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 9/1/99* to 12/31/99                                          $2.000                $2.625                 285
         From 1/1/00 to 12/31/00                                           $2.625                $2.304                3,249
         From 1/1/01 to 12/31/01                                           $2.304                $1.658                4,571
         From 1/1/02 to 12/31/02                                           $1.658                $1.068                3,532
         From 1/1/03 to 12/31/03                                           $1.068                $1.453                3,068
         From 1/1/04 to 12/31/04                                           $1.453                $1.519                2,666

 AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 5/10/01* to 12/31/01                                         $2.000                $1.775                 36
         From 1/1/02 to 12/31/02                                           $1.775                $1.331                 135
         From 1/1/03 to 12/31/03                                           $1.331                $1.708                 368
         From 1/1/04 to 12/31/04                                           $1.708                $1.805                 503

 AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From 1/1/04* to 12/31/04                                          $2.000                $1.017                 420

 AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 5/2/01* to 12/31/01                                          $2.000                $1.776                 160
         From 1/1/02 to 12/31/02                                           $1.776                $1.227                 439
         From 1/1/03 to 12/31/03                                           $1.227                $1.521                 410
         From 1/1/04 to 12/31/04                                           $1.521                $1.595                 581

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/28/00* to 12/31/00                                         $2.000                $1.535                 470
         From 1/1/01 to 12/31/01                                           $1.535                $1.279                1,557
         From 1/1/02 to 12/31/02                                           $1.279                $0.838                2,203
         From 1/1/03 to 12/31/03                                           $0.838                $1.119                2,388
         From 1/1/04 to 12/31/04                                           $1.119                $1.199                2,528

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.022                 71
         From 1/1/00 to 12/31/00                                           $2.022                $2.225                 955
         From 1/1/01 to 12/31/01                                           $2.225                $2.360                2,791
         From 1/1/02 to 12/31/02                                           $2.360                $2.550                5,188
         From 1/1/03 to 12/31/03                                           $2.550                $2.587                4,615
         From 1/1/04 to 12/31/04                                           $2.587                $2.656                3,879

* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 10/14/99* to 12/31/99                                        $2.000                $2.038                 44
         From 1/1/00 to 12/31/00                                           $2.038                $1.837                 499
         From 1/1/01 to 12/31/01                                           $1.837                $1.846                 850
         From 1/1/02 to 12/31/02                                           $1.846                $1.855                1,316
         From 1/1/03 to 12/31/03                                           $1.855                $2.247                1,367
         From 1/1/04 to 12/31/04                                           $2.247                $2.459                 910

 VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/9/00* to 12/31/00                                          $2.000                $1.889                 236
         From 1/1/01 to 12/31/01                                           $1.889                $1.640                 759
         From 1/1/02 to 12/31/02                                           $1.640                $1.472                1,682
         From 1/1/03 to 12/31/03                                           $1.472                $1.873                2,022
         From 1/1/04 to 12/31/04                                           $1.873                $2.141                3,599

 VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 6/9/00* to 12/31/00                                          $2.000                $1.724                 131
         From 1/1/01 to 12/31/01                                           $1.724                $1.462                 300
         From 1/1/02 to 12/31/02                                           $1.462                $1.131                 350
         From 1/1/03 to 12/31/03                                           $1.131                $1.453                 342
         From 1/1/04 to 12/31/04                                           $1.453                $1.542                 311

 VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/9/00* to 12/31/00                                          $2.000                $1.700                 438
         From 1/1/01 to 12/31/01                                           $1.700                $1.386                1,445
         From 1/1/02 to 12/31/02                                           $1.386                $0.959                3,755
         From 1/1/03 to 12/31/03                                           $0.959                $1.262                4,347
         From 1/1/04 to 12/31/04                                           $1.262                $1.291                2,782

 MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.018                 16
         From 1/1/00 to 12/31/00                                           $2.018                $2.500                 210
         From 1/1/01 to 12/31/01                                           $2.500                $2.387                 676
         From 1/1/02 to 12/31/02                                           $2.387                $2.086                 872
         From 1/1/03 to 12/31/03                                           $2.086                $2.587                 809
         From 1/1/04 to 12/31/04                                           $2.587                $2.888                 867

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 11/1/99* to 12/31/99                                         $2.000                $2.434                 30
         From 1/1/00 to 12/31/00                                           $2.434                $1.639                 245
         From 1/1/01 to 12/31/01                                           $1.639                $1.493                 319
         From 1/1/02 to 12/31/02                                           $1.493                $1.478                 248
         From 1/1/03 to 12/31/03                                           $1.478                $2.240                 212
         From 1/1/04 to 12/31/04                                           $2.240                $2.769                 185

 TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.207                 108
         From 1/1/00 to 12/31/00                                           $2.207                $2.136                 621
         From 1/1/01 to 12/31/01                                           $2.136                $1.778                1,795
         From 1/1/02 to 12/31/02                                           $1.778                $1.435                2,841
         From 1/1/03 to 12/31/03                                           $1.435                $1.880                2,057
         From 1/1/04 to 12/31/04                                           $1.880                $2.208                1,922


* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
         From 10/4/99* to 12/31/99                                         $2.000                $2.203                 13
         From 1/1/00 to 12/31/00                                           $2.203                $2.184                 181
         From 1/1/01 to 12/31/01                                           $2.184                $1.949                 232
         From 1/1/02 to 12/31/02                                           $1.949                $1.847                 214
         From 1/1/03 to 12/31/03                                           $1.847                $2.415                 96
         From 1/1/04 to 12/31/04                                           $2.415                $2.770                 94

 TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.282                 41
         From 1/1/00 to 12/31/00                                           $2.282                $2.424                 418
         From 1/1/01 to 12/31/01                                           $2.424                $2.371                1,023
         From 1/1/02 to 12/31/02                                           $2.371                $1.914                1,517
         From 1/1/03 to 12/31/03                                           $1.914                $2.507                2,396
         From 1/1/04 to 12/31/04                                           $2.507                $2.883                1,664

 RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/16/03* to 12/31/03                                         $2.000                $1.054                 213
         From 1/1/04 to 12/31/04                                           $1.054                $0.933                 545

 RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 6/12/03* to 12/31/03                                         $2.000                $1.218                 85
         From 1/1/04 to 12/31/04                                           $1.218                $1.383                 122

 RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/6/03* to 12/31/03                                          $2.000                $1.155                 148
         From 1/1/04 to 12/31/04                                           $1.155                $1.267                 74

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 10/14/99* to 12/31/99                                        $2.000                $2.319                 26
         From 1/1/00 to 12/31/00                                           $2.319                $1.196                 401
         From 1/1/01 to 12/31/01                                           $1.196                $1.430                 724
         From 1/1/02 to 12/31/02                                           $1.430                $1.111                1,255
         From 1/1/03 to 12/31/03                                           $1.111                $1.468                 748
         From 1/1/04 to 12/31/04                                           $1.468                $1.732                 758

 SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 11/7/01* to 12/31/01                                         $2.000                $2.110                 58
         From 1/1/02 to 12/31/02                                           $2.110                $1.639                1,219
         From 1/1/03 to 12/31/03                                           $1.639                $2.082                 943
         From 1/1/04 to 12/31/04                                           $2.082                $2.281                1,139

 TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 12/30/99* to 12/31/99                                        $2.000                $2.022                 150
         From 1/1/00 to 12/31/00                                           $2.022                $1.538                1,975
         From 1/1/01 to 12/31/01                                           $1.538                $0.776                3,976
         From 1/1/02 to 12/31/02                                           $0.776                $0.393                2,541
         From 1/1/03 to 12/31/03                                           $0.393                $0.575                2,213
         From 1/1/04 to 12/31/04                                           $0.575                $0.560                1,808

* Date subaccount began operations.

                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


 WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 10/25/99* to 12/31/99                                        $2.000                $3.063                 15
         From 1/1/00 to 12/31/00                                           $3.063                $2.988                 492
         From 1/1/01 to 12/31/01                                           $2.988                $2.173                 794
         From 1/1/02 to 12/31/02                                           $2.173                $1.824                 724
         From 1/1/03 to 12/31/03                                           $1.824                $2.553                 759
         From 1/1/04 to 12/31/04                                           $2.553                $3.146                 624

 WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $3.171                 248
         From 1/1/00 to 12/31/00                                           $3.171                $2.265                2,533
         From 1/1/01 to 12/31/01                                           $2.265                $1.769                3,864
         From 1/1/02 to 12/31/02                                           $1.769                $1.511                3,812
         From 1/1/03 to 12/31/03                                           $1.511                $2.229                3,856
         From 1/1/04 to 12/31/04                                           $2.229                $2.877                3,749

 WANGER SELECT
====================================================================================================================================
         From 10/11/99* to 12/31/99                                        $2.000                $2.295                 21
         From 1/1/00 to 12/31/00                                           $2.295                $2.480                 336
         From 1/1/01 to 12/31/01                                           $2.480                $2.692                 453
         From 1/1/02 to 12/31/02                                           $2.692                $2.464                 473
         From 1/1/03 to 12/31/03                                           $2.464                $3.192                 533
         From 1/1/04 to 12/31/04                                           $3.192                $3.774                 567

 WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 9/14/99* to 12/31/99                                         $2.000                $2.308                 398
         From 1/1/00 to 12/31/00                                           $2.308                $2.101                3,897
         From 1/1/01 to 12/31/01                                           $2.101                $2.319                6,700
         From 1/1/02 to 12/31/02                                           $2.319                $1.912                6,419
         From 1/1/03 to 12/31/03                                           $1.912                $2.714                6,159
         From 1/1/04 to 12/31/04                                           $2.714                $3.182                5,800


* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS
                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 10/7/99* to 12/31/99                                      $2.000                  $2.309                 125
          From 1/1/00 to 12/31/00                                        $2.309                  $1.920                1,335
          From 1/1/01 to 12/31/01                                        $1.920                  $1.439                2,353
          From 1/1/02 to 12/31/02                                        $1.439                  $1.211                2,149
          From 1/1/03 to 12/31/03                                        $1.211                  $1.577                2,080
          From 1/1/04 to 12/31/04                                        $1.577                  $1.881                2,426

 PHOENIX-AIM GROWTH
====================================================================================================================================
          From 12/21/99* to 12/31/99                                     $2.000                  $2.063                  27
          From 1/1/00 to 12/31/00                                        $2.063                  $1.810                2,589
          From 1/1/01 to 12/31/01                                        $1.810                  $1.361                4,327
          From 1/1/02 to 12/31/02                                        $1.361                  $0.956                5,161
          From 1/1/03 to 12/31/03                                        $0.956                  $1.141                4,671
          From 1/1/04 to 12/31/04                                        $1.141                  $1.174                4,121

 PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
          From 8/20/02* to 12/31/02                                      $2.000                  $2.007                  13
          From 1/1/03 to 12/31/03                                        $2.007                  $3.040                  92
          From 1/1/04 to 12/31/04                                        $3.040                  $3.066                 119

 PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000                  $2.120                 450
          From 1/1/00 to 12/31/00                                        $2.120                  $1.854                1,267
          From 1/1/01 to 12/31/01                                        $1.854                  $1.613                1,669
          From 1/1/02 to 12/31/02                                        $1.613                  $1.215                1,211
          From 1/1/03 to 12/31/03                                        $1.215                  $1.515                1,005
          From 1/1/04 to 12/31/04                                        $1.515                  $1.643                 875

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 10/8/99* to 12/31/99                                      $2.000                  $2.124                 26
          From 1/1/00 to 12/31/00                                        $2.124                  $2.744                 103
          From 1/1/01 to 12/31/01                                        $2.744                  $2.889                 436
          From 1/1/02 to 12/31/02                                        $2.889                  $3.198                 774
          From 1/1/03 to 12/31/03                                        $3.198                  $4.367                 798
          From 1/1/04 to 12/31/04                                        $4.367                  $5.808                 747

 PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000                  $2.421                 664
          From 1/1/00 to 12/31/00                                        $2.421                  $1.966                5,420
          From 1/1/01 to 12/31/01                                        $1.966                  $1.270                8,024
          From 1/1/02 to 12/31/02                                        $1.270                  $0.943                8,375
          From 1/1/03 to 12/31/03                                        $0.943                  $1.778                7,579
          From 1/1/04 to 12/31/04                                        $1.778                  $1.221                6,296

 PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000                  $2.141                 544
          From 1/1/00 to 12/31/00                                        $2.141                  $1.975                3,237
          From 1/1/01 to 12/31/01                                        $1.975                  $1.791                4,658
          From 1/1/02 to 12/31/02                                        $1.791                  $1.370                4,406
          From 1/1/03 to 12/31/03                                        $1.791                  $1.370                4,406
          From 1/1/04 to 12/31/04                                        $1.370                  $1.882                3,660


* Date subaccount began operations.

                                                                                                                 UNITS
                                                                       SUBACCOUNT           SUBACCOUNT     OUTSTANDING AT END
                                                                       UNIT VALUE           UNIT VALUE          OF PERIOD
                            SUBACCOUNT                            BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.458               301
          From 1/1/01 to 12/31/01                                        $1.458               $1.054              1,108
          From 1/1/02 to 12/31/02                                        $1.054               $0.741               918
          From 1/1/03 to 12/31/03                                        $0.741               $1.072              1,035
          From 1/1/04 to 12/31/04                                        $1.072               $1.161               780

 PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000               $2.146               54
          From 1/1/00 to 12/31/00                                        $2.146               $2.133               577
          From 1/1/01 to 12/31/01                                        $2.133               $2.145              1,031
          From 1/1/02 to 12/31/02                                        $2.145               $1.873              3,612
          From 1/1/03 to 12/31/03                                        $1.873               $2.218              3,606
          From 1/1/04 to 12/31/04                                        $2.218               $2.353              3,443

 PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $2.393               32
          From 1/1/00 to 12/31/00                                        $2.393               $3.125               628
          From 1/1/01 to 12/31/01                                        $3.125               $2.532              2,297
          From 1/1/02 to 12/31/02                                        $2.532               $1.952              2,810
          From 1/1/03 to 12/31/03                                        $1.952               $2.387              2,562
          From 1/1/04 to 12/31/04                                        $2.387               $2.662              2,657

 PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 8/27/99* to 12/31/99                                      $2.000               $2.026               997
          From 1/1/00 to 12/31/00                                        $2.026               $2.122              1,539
          From 1/1/01 to 12/31/01                                        $2.122               $2.176              2,679
          From 1/1/02 to 12/31/02                                        $2.176               $2.179              2,346
          From 1/1/03 to 12/31/03                                        $2.179               $2.167              1,094
          From 1/1/04 to 12/31/04                                        $2.167               $2.157               650

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.054               200
          From 1/1/00 to 12/31/00                                        $2.054               $2.161              1,081
          From 1/1/01 to 12/31/01                                        $2.161               $2.263              2,269
          From 1/1/02 to 12/31/02                                        $2.263               $2.459              2,672
          From 1/1/03 to 12/31/03                                        $2.459               $2.782              2,541
          From 1/1/04 to 12/31/04                                        $2.782               $2.935              2,787

 PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
          From 6/4/03* to 12/31/03                                       $2.000               $1.022               311
          From 1/1/04 to 12/31/04                                        $1.022               $1.063              1,181

 PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
          From 10/18/02* to 12/31/02                                     $2.000               $1.922               14
          From 1/1/03 to 12/31/03                                        $1.922               $2.260               242
          From 1/1/04 to 12/31/04                                        $2.260               $2.349               284

 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
          From 12/2/02* to 12/31/02                                      $2.000               $2.010                1
          From 1/1/03 to 12/31/03                                        $2.010               $2.388               111
          From 1/1/04 to 12/31/04                                        $2.388               $2.964               129

* Date subaccount began operations.

                                                                                                                  UNITS
                                                                       SUBACCOUNT           SUBACCOUNT     OUTSTANDING AT END
                                                                       UNIT VALUE           UNIT VALUE          OF PERIOD
                            SUBACCOUNT                            BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
          From 10/22/02* to 12/31/02                                     $2.000               $1.906               40
          From 1/1/03 to 12/31/03                                        $1.906               $2.444               158
          From 1/1/04 to 12/31/04                                        $2.444               $2.796               363

 PHOENIX-NORTHERN DOW 30
====================================================================================================================================
          From 1/24/00* to 12/31/00                                      $2.000               $1.951               74
          From 1/1/01 to 12/31/01                                        $1.951               $1.811               341
          From 1/1/02 to 12/31/02                                        $1.811               $1.511               628
          From 1/1/03 to 12/31/03                                        $1.511               $1.901               636
          From 1/1/04 to 12/31/04                                        $1.901               $1.965               556

 PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.311               70
          From 1/1/01 to 12/31/01                                        $1.311               $0.866               423
          From 1/1/02 to 12/31/02                                        $0.866               $0.534               702
          From 1/1/03 to 12/31/03                                        $0.534               $0.785              1,106
          From 1/1/04 to 12/31/04                                        $0.785               $0.853              1,161

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
          From 10/8/99* to 12/31/99                                      $2.000               $2.185                8
          From 1/1/00 to 12/31/00                                        $2.185               $2.523               150
          From 1/1/01 to 12/31/01                                        $2.523               $3.064               854
          From 1/1/02 to 12/31/02                                        $3.064               $2.767              1,349
          From 1/1/03 to 12/31/03                                        $2.767               $3.852              1,191
          From 1/1/04 to 12/31/04                                        $3.852               $4.580              1,358

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
          From 1/5/01* to 12/31/01                                       $2.000               $2.293               578
          From 1/1/02 to 12/31/02                                        $2.293               $2.071              1,152
          From 1/1/03 to 12/31/03                                        $2.071               $2.942              1,026
          From 1/1/04 to 12/31/04                                        $2.942               $3.565              1,086

 PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
          From 10/12/99* to 12/31/99                                     $2.000               $2.358               55
          From 1/1/00 to 12/31/00                                        $2.358               $3.088              1,491
          From 1/1/01 to 12/31/01                                        $3.088               $2.278              2,868
          From 1/1/02 to 12/31/02                                        $2.278               $1.519              2,948
          From 1/1/03 to 12/31/03                                        $1.519               $1.932              2,616
          From 1/1/04 to 12/31/04                                        $1.932               $2.036              1,972

 PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000               $2.582               538
          From 1/1/00 to 12/31/00                                        $2.582               $2.258              3,070
          From 1/1/01 to 12/31/01                                        $2.258               $1.620              4,369
          From 1/1/02 to 12/31/02                                        $1.620               $1.040              3,811
          From 1/1/03 to 12/31/03                                        $1.040               $1.409              3,264
          From 1/1/04 to 12/31/04                                        $1.409               $1.468              2,599

 AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
          From 4/30/01* to 12/31/01                                      $2.000               $1.765               126
          From 1/1/02 to 12/31/02                                        $1.765               $1.319               279
          From 1/1/03 to 12/31/03                                        $1.319               $1.686               415
          From 1/1/04 to 12/31/04                                        $1.686               $1.776               597


* Date subaccount began operations.

                                                                                                                  UNITS
                                                                       SUBACCOUNT           SUBACCOUNT     OUTSTANDING AT END
                                                                       UNIT VALUE           UNIT VALUE          OF PERIOD
                            SUBACCOUNT                            BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
          From 1/1/04* to 12/31/04                                       $2.000               $1.016               317

 AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
          From 4/12/01* to 12/31/01                                      $2.000               $1.945               153
          From 1/1/02 to 12/31/02                                        $1.945               $1.340               386
          From 1/1/03 to 12/31/03                                        $1.340               $1.655               336
          From 1/1/04 to 12/31/04                                        $1.655               $1.728               337

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
          From 12/13/00* to 12/31/00                                     $2.000               $1.523                362
          From 1/1/01 to 12/31/01                                        $1.523               $1.265              1,042
          From 1/1/02 to 12/31/02                                        $1.265               $0.825              1,415
          From 1/1/03 to 12/31/03                                        $0.825               $1.098              1,883
          From 1/1/04 to 12/31/04                                        $1.098               $1.173              1,480

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
          From 9/27/99* to 12/31/99                                      $2.000               $1.985               145
          From 1/1/00 to 12/31/00                                        $1.985               $2.177               591
          From 1/1/01 to 12/31/01                                        $2.177               $2.301              1,793
          From 1/1/02 to 12/31/02                                        $2.301               $2.478              4,415
          From 1/1/03 to 12/31/03                                        $2.478               $2.504              2,887
          From 1/1/04 to 12/31/04                                        $2.504               $2.562              2,432

 FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.045               44
          From 12/13/00 to 12/31/00                                      $2.045               $1.838               266
          From 1/1/01 to 12/31/01                                        $1.823               $1.840               623
          From 1/1/02 to 12/31/02                                        $1.840               $1.842               649
          From 1/1/03 to 12/31/03                                        $1.842               $2.224               975
          From 1/1/04 to 12/31/04                                        $2.224               $2.426               878

 VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.866               199
          From 1/1/01 to 12/31/01                                        $1.866               $1.615               972
          From 1/1/02 to 12/31/02                                        $1.615               $1.445              1,806
          From 1/1/03 to 12/31/03                                        $1.445               $1.831              1,760
          From 1/1/04 to 12/31/04                                        $1.831               $2.085              2,124

 VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.695               98
          From 1/1/01 to 12/31/01                                        $1.695               $1.432               252
          From 1/1/02 to 12/31/02                                        $1.432               $1.104               384
          From 1/1/03 to 12/31/03                                        $1.104               $1.414               403
          From 1/1/04 to 12/31/04                                        $1.414               $1.495               378

 VIP GROWTH PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.719               204
          From 1/1/01 to 12/31/01                                        $1.719               $1.397              1,351
          From 1/1/02 to 12/31/02                                        $1.397               $0.963              1,864
          From 1/1/03 to 12/31/03                                        $0.963               $1.262              2,044
          From 1/1/04 to 12/31/04                                        $1.262               $1.287              1,927

* Date subaccount began operations.

                                                                                                                 UNITS
                                                                       SUBACCOUNT           SUBACCOUNT    OUTSTANDING AT END
                                                                       UNIT VALUE           UNIT VALUE         OF PERIOD
                            SUBACCOUNT                            BEGINNING OF PERIOD     END OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $1.995               40
          From 7/3/00 to 12/31/00                                        $1.995               $2.217               113
          From 1/1/01 to 12/31/01                                        $2.217               $2.343               338
          From 1/1/02 to 12/31/02                                        $2.343               $2.041               459
          From 1/1/03 to 12/31/03                                        $2.041               $2.522               424
          From 1/1/04 to 12/31/04                                        $2.522               $2.805               486

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.433                8
          From 7/3/00 to 12/31/00                                        $2.433               $1.633               129
          From 1/1/01 to 12/31/01                                        $1.633               $1.482               176
          From 1/1/02 to 12/31/02                                        $1.482               $1.461               150
          From 1/1/03 to 12/31/03                                        $1.461               $2.208               138
          From 1/1/04 to 12/31/04                                        $2.208               $2.719               115

 TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.262               98
          From 7/3/00 to 12/31/00                                        $2.262               $2.182               459
          From 1/1/01 to 12/31/01                                        $2.182               $1.810               905
          From 1/1/02 to 12/31/02                                        $1.810               $1.455              1,042
          From 1/1/03 to 12/31/03                                        $1.455               $1.900              1,166
          From 1/1/04 to 12/31/04                                        $1.900               $2.224              1,127

 TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.220               29
          From 7/3/00 to 12/31/00                                        $2.220               $2.194               58
          From 1/1/01 to 12/31/01                                        $2.194               $1.951               143
          From 1/1/02 to 12/31/02                                        $1.951               $1.842               55
          From 1/1/03 to 12/31/03                                        $1.842               $2.400               42
          From 1/1/04 to 12/31/04                                        $2.400               $2.743               39

 TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.339               78
          From 7/3/00 to 12/31/00                                        $2.339               $2.477               153
          From 1/1/01 to 12/31/01                                        $2.477               $2.414               379
          From 1/1/02 to 12/31/02                                        $2.414               $1.943               836
          From 1/1/03 to 12/31/03                                        $1.943               $2.535               861
          From 1/1/04 to 12/31/04                                        $2.535               $2.904               798

 RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
          From 6/17/03* to 12/31/03                                      $2.000               $1.052               116
          From 1/1/04 to 12/31/04                                        $1.052               $0.928               159

 RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                       $2.000               $1.215               111
          From 1/1/04 to 12/31/04                                        $1.215               $1.376               88

 RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                       $2.000               $1.153               531
          From 1/1/04 to 12/31/04                                        $1.153               $1.260               153

* Date subaccount began operations.

                                                                                                                  UNITS
                                                                       SUBACCOUNT           SUBACCOUNT     OUTSTANDING AT END
                                                                       UNIT VALUE           UNIT VALUE          OF PERIOD
                            SUBACCOUNT                            BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.267               49
          From 1/1/00 to 12/31/00                                        $2.267               $1.866               135
          From 1/1/01 to 12/31/01                                        $1.866               $1.388               253
          From 1/1/02 to 12/31/02                                        $1.388               $1.074               447
          From 1/1/03 to 12/31/03                                        $1.074               $1.415               418
          From 1/1/04 to 12/31/04                                        $1.415               $1.664               392

 SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.108                5
          From 1/1/02 to 12/31/02                                        $2.108               $1.632               117
          From 1/1/03 to 12/31/03                                        $1.632               $2.066               339
          From 1/1/04 to 12/31/04                                        $2.066               $2.256               478

 TECHNOLOGY PORTFOLIO
====================================================================================================================================
          From 12/21/99* to 12/31/99                                     $2.000               $2.052                9
          From 1/1/00 to 12/31/00                                        $2.052               $1.549              1,433
          From 1/1/01 to 12/31/01                                        $1.549               $0.782              2,243
          From 1/1/02 to 12/31/02                                        $0.782               $0.394              1,985
          From 1/1/03 to 12/31/03                                        $0.394               $0.575              2,066
          From 1/1/04 to 12/31/04                                        $0.575               $0.559              1,642

 WANGER INTERNATIONAL SELECT
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.996               20
          From 1/1/00 to 12/31/00                                        $2.996               $2.913               352
          From 1/1/01 to 12/31/01                                        $2.913               $2.111               650
          From 1/1/02 to 12/31/02                                        $2.111               $1.766               610
          From 1/1/03 to 12/31/03                                        $1.766               $2.463               483
          From 1/1/04 to 12/31/04                                        $2.463               $3.024               531

 WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
          From 9/17/99* to 12/31/99                                      $2.000               $3.095               177
          From 1/1/00 to 12/31/00                                        $3.095               $2.203              2,134
          From 1/1/01 to 12/31/01                                        $2.203               $1.715              2,986
          From 1/1/02 to 12/31/02                                        $1.715               $1.459              3,075
          From 1/1/03 to 12/31/03                                        $1.459               $2.145              3,011
          From 1/1/04 to 12/31/04                                        $2.145               $2.759              2.787

 WANGER SELECT
====================================================================================================================================
          From 10/28/99* to 12/31/99                                     $2.000               $2.248               48
          From 1/1/00 to 12/31/00                                        $2.248               $2.431               303
          From 1/1/01 to 12/31/01                                        $2.431               $2.618               402
          From 1/1/02 to 12/31/02                                        $2.618               $2.388               444
          From 1/1/03 to 12/31/03                                        $2.388               $3.084               535
          From 1/1/04 to 12/31/04                                        $3.084               $3.633               524

 WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
          From 9/17/99* to 12/31/99                                      $2.000               $2.287               338
          From 1/1/00 to 12/31/00                                        $2.287               $2.075              2,706
          From 1/1/01 to 12/31/01                                        $2.075               $2.282              3,684
          From 1/1/02 to 12/31/02                                        $2.282               $1.875              3,759
          From 1/1/03 to 12/31/03                                        $1.875               $2.651              3,528
          From 1/1/04 to 12/31/04                                        $2.651               $3.098              3,207

* Date subaccount began operations.

  DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
           From 12/1/99* to 12/31/99                                        $2.000                $2.192                 2
           From 1/1/00 to 12/31/00                                          $2.192                $1.821                109
           From 1/1/01 to 12/31/01                                          $1.821                $1.364               7,141
           From 1/1/02 to 12/31/02                                          $1.364                $1.147                677
           From 1/1/03 to 12/31/03                                          $1.147                $1.492                720
           From 1/1/04 to 12/31/04                                          $1.492                $1.777               1,120

  PHOENIX-AIM GROWTH
====================================================================================================================================
           From 12/21/99* to 12/31/99                                       $2.000                $2.063                10
           From 1/1/00 to 12/31/00                                          $2.063                $1.808                374
           From 1/1/01 to 12/31/01                                          $1.808                $1.358               1,295
           From 1/1/02 to 12/31/02                                          $1.358                $0.954               1,191
           From 1/1/03 to 12/31/03                                          $0.954                $1.137               1,443
           From 1/1/04 to 12/31/04                                          $1.137                $1.168               1,296

  PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
           From 11/11/02* to 12/31/02                                       $2.000                $2.006                 2
           From 1/1/03 to 12/31/03                                          $2.006                $3.036                12
           From 1/1/04 to 12/31/04                                          $3.036                $3.059                20

  PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                $2.106                13
           From 1/1/00 to 12/31/00                                          $2.106                $1.840                198
           From 1/1/01 to 12/31/01                                          $1.840                $1.599                236
           From 1/1/02 to 12/31/02                                          $1.599                $1.204                271
           From 1/1/03 to 12/31/03                                          $1.204                $1.499                223
           From 1/1/04 to 12/31/04                                          $1.499                $1.624                171

  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                $2.029                82
           From 1/1/00 to 12/31/00                                          $2.029                $2.619                114
           From 1/1/01 to 12/31/01                                          $2.619                $2.754                108
           From 1/1/02 to 12/31/02                                          $2.754                $3.045                228
           From 1/1/03 to 12/31/03                                          $3.045                $4.154                160
           From 1/1/04 to 12/31/04                                          $4.154                $5.520                140

  PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                $2.409                92
           From 1/1/00 to 12/31/00                                          $2.409                $1.955                710
           From 1/1/01 to 12/31/01                                          $1.955                $1.261                735
           From 1/1/02 to 12/31/02                                          $1.261                $0.935                997
           From 1/1/03 to 12/31/03                                          $0.935                $1.167                928
           From 1/1/04 to 12/31/04                                          $1.167                $1.209                781

  PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
           From 10/22/99* to 12/31/99                                       $2.000                $2.227                54
           From 1/1/00 to 12/31/00                                          $2.227                $2.053                606
           From 1/1/01 to 12/31/01                                          $2.053                $1.859                809
           From 1/1/02 to 12/31/02                                          $1.859                $1.421                694
           From 1/1/03 to 12/31/03                                          $1.421                $1.787                644
           From 1/1/04 to 12/31/04                                          $1.787                $1.948                734


* Date subaccount began operations.



                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================
           From 8/15/00* to 12/31/00                                        $2.000                $1.567                 9
           From 1/1/01 to 12/31/01                                          $1.567                $1.132                628
           From 1/1/02 to 12/31/02                                          $1.132                $0.795                525
           From 1/1/03 to 12/31/03                                          $0.795                $1.149                451
           From 1/1/04 to 12/31/04                                          $1.149                $1.243                448

  PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                $2.130                27
           From 1/1/00 to 12/31/00                                          $2.130                $2.115                76
           From 1/1/01 to 12/31/01                                          $2.115                $2.125                188
           From 1/1/02 to 12/31/02                                          $2.125                $1.854                774
           From 1/1/03 to 12/31/03                                          $1.854                $2.192                747
           From 1/1/04 to 12/31/04                                          $2.192                $2.324                554

  PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
           From 12/1/99* to 12/31/99                                        $2.000                $2.151                23
           From 1/1/00 to 12/31/00                                          $2.151                $2.806                89
           From 1/1/01 to 12/31/01                                          $2.806                $2.271                724
           From 1/1/02 to 12/31/02                                          $2.271                $1.749                548
           From 1/1/03 to 12/31/03                                          $1.749                $2.137                753
           From 1/1/04 to 12/31/04                                          $2.137                $2.381                621

  PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
           From 8/30/99* to 12/31/99                                        $2.000                $2.025                339
           From 1/1/00 to 12/31/00                                          $2.025                $2.119                496
           From 1/1/01 to 12/31/01                                          $2.119                $2.170                907
           From 1/1/02 to 12/31/02                                          $2.170                $2.171                856
           From 1/1/03 to 12/31/03                                          $2.171                $2.156                642
           From 1/1/04 to 12/31/04                                          $2.156                $2.144                477

  PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
           From 4/3/00* to 12/31/00                                         $2.000                $2.052                67
           From 1/1/01 to 12/31/01                                          $2.052                $2.147                265
           From 1/1/02 to 12/31/02                                          $2.147                $2.330                439
           From 1/1/03 to 12/31/03                                          $2.330                $2.634                485
           From 1/1/04 to 12/31/04                                          $2.634                $2.776                697

  PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
           From 8/13/03* to 12/31/03                                        $2.000                $1.022                 2
           From 1/1/04 to 12/31/04                                          $1.022                $1.062                68

  PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
           From 9/4/02* to 12/31/02                                         $2.000                $1.921                10
           From 1/1/03 to 12/31/03                                          $1.921                $2.257                38
           From 1/1/04 to 12/31/04                                          $2.257                $2.343                26

  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
           From 9/3/02* to 12/31/02                                         $2.000                $2.010                 8
           From 1/1/03 to 12/31/03                                          $2.010                $2.384                103
           From 1/1/04 to 12/31/04                                          $2.384                $2.956                43

* Date subaccount began operations.



                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
           From 4/29/03* to 12/31/03                                        $2.000                $2.440                13
           From 1/1/04 to 12/31/04                                          $2.440                $2.789                74

  PHOENIX-NORTHERN DOW 30
====================================================================================================================================
           From 1/21/00* to 12/31/00                                        $2.000                $1.906                84
           From 1/1/01 to 12/31/01                                          $1.906                $1.768                141
           From 1/1/02 to 12/31/02                                          $1.768                $1.474                149
           From 1/1/03 to 12/31/03                                          $1.474                $1.852                168
           From 1/1/04 to 12/31/04                                          $1.852                $1.912                174

  PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
           From 10/3/00* to 12/31/00                                        $2.000                $1.360                22
           From 1/1/01 to 12/31/01                                          $1.360                $0.898                122
           From 1/1/02 to 12/31/02                                          $0.898                $0.553                58
           From 1/1/03 to 12/31/03                                          $0.553                $0.812                68
           From 1/1/04 to 12/31/04                                          $0.812                $0.882                108

  PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
           From 5/1/00* to 12/31/00                                         $2.000                 $2.201               116
           From 1/1/01 to 12/31/01                                          $2.201                 $2.670               693
           From 1/1/02 to 12/31/02                                          $2.670                 $2.409               785
           From 1/1/03 to 12/31/03                                          $2.409                 $3.350               636
           From 1/1/04 to 12/31/04                                          $3.350                 $3.979               880

  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
           From 12/14/00* to 12/31/00                                       $2.000                $2.130                20
           From 1/1/01 to 12/31/01                                          $2.130                $2.433                434
           From 1/1/02 to 12/31/02                                          $2.433                $2.195                630
           From 1/1/03 to 12/31/03                                          $2.195                $3.115                343
           From 1/1/04 to 12/31/04                                          $3.115                $3.770                400

  PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
           From 12/20/99* to 12/31/99                                       $2.000                $2.236                 4
           From 1/1/00 to 12/31/00                                          $2.236                $2.511                295
           From 1/1/01 to 12/31/01                                          $2.511                $1.850                401
           From 1/1/02 to 12/31/02                                          $1.850                $1.232                412
           From 1/1/03 to 12/31/03                                          $1.232                $1.566                387
           From 1/1/04 to 12/31/04                                          $1.566                $1.649                312

  PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                $2.596                134
           From 1/1/00 to 12/31/00                                          $2.596                $2.268                669
           From 1/1/01 to 12/31/01                                          $2.268                $1.625                488
           From 1/1/02 to 12/31/02                                          $1.625                $1.042                330
           From 1/1/03 to 12/31/03                                          $1.042                $1.411                298
           From 1/1/04 to 12/31/04                                          $1.411                $1.468                221

  AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
           From 12/24/01* to 12/31/01                                       $2.000                $1.849                 5
           From 1/1/02 to 12/31/02                                          $1.849                $1.380                17
           From 1/1/03 to 12/31/03                                          $1.380                $1.763                30
           From 1/1/04 to 12/31/04                                          $1.763                $1.855                46

* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
           From 1/1/04* to 12/31/04                                         $2.000                $1.016                14

  AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
           From 9/5/01* to 12/31/01                                         $2.000                $1.876                24
           From 1/1/02 to 12/31/02                                          $1.876                $1.291                80
           From 1/1/03 to 12/31/03                                          $1.291                $1.593                86
           From 1/1/04 to 12/31/04                                          $1.593                $1.662                100

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
           From 6/6/00* to 12/31/00                                         $2.000                $1.525                36
           From 1/1/01 to 12/31/01                                          $1.525                $1.265                181
           From 1/1/02 to 12/31/02                                          $1.265                $0.824                173
           From 1/1/03 to 12/31/03                                          $0.824                $1.096                182
           From 1/1/04 to 12/31/04                                          $1.096                $1.169                180

  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
           From 1/1/00* to 12/31/00                                         $2.000                $2.201                30
           From 1/1/01 to 12/31/01                                          $2.201                $2.324                348
           From 1/1/02 to 12/31/02                                          $2.324                $2.500                842
           From 1/1/03 to 12/31/03                                          $2.500                $2.525                604
           From 1/1/04 to 12/31/04                                          $2.525                $2.581                571

  FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
           From 4/24/00* to 12/31/00                                        $2.000                $1.857                46
           From 1/1/01 to 12/31/01                                          $1.857                $1.857                85
           From 1/1/02 to 12/31/02                                          $1.857                $1.857                132
           From 1/1/03 to 12/31/03                                          $1.857                $2.239                362
           From 1/1/04 to 12/31/04                                          $2.239                $2.440                226

  VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
           From 6/6/00* to 12/31/00                                         $2.000                $1.865                37
           From 1/1/01 to 12/31/01                                          $1.865                $1.612                125
           From 1/1/02 to 12/31/02                                          $1.612                $1.441                173
           From 1/1/03 to 12/31/03                                          $1.441                $1.824                162
           From 1/1/04 to 12/31/04                                          $1.824                $2.075                365

  VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
           From 7/3/00* to 12/31/00                                         $2.000                $1.695                 27
           From 1/1/01 to 12/31/01                                          $1.695                $1.430                 81
           From 1/1/02 to 12/31/02                                          $1.430                $1.102                100
           From 1/1/03 to 12/31/03                                          $1.102                $1.409                118
           From 1/1/04 to 12/31/04                                          $1.409                $1.488                113

  VIP GROWTH PORTFOLIO
====================================================================================================================================
           From 7/3/00* to 12/31/00                                         $2.000                $1.669                66
           From 1/1/01 to 12/31/01                                          $1.669                $1.354                101
           From 1/1/02 to 12/31/02                                          $1.354                $0.932                627
           From 1/1/03 to 12/31/03                                          $0.932                $1.221                787
           From 1/1/04 to 12/31/04                                          $1.221                $1.244                415

* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
           From 1/21/99* to 12/31/99                                        $2.000                $2.049                488
           From 1/1/00 to 12/31/00                                          $2.049                $2.274                 32
           From 1/1/01 to 12/31/01                                          $2.274                $2.402                 75
           From 1/1/02 to 12/31/02                                          $2.402                $2.090                 93
           From 1/1/03 to 12/31/03                                          $2.090                $2.580                102
           From 1/1/04 to 12/31/04                                          $2.580                $2.866                108

  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
           From 12/20/99* to 12/31/99                                       $2.000                $2.103                  1
           From 1/1/00 to 12/31/00                                          $2.103                $1.410                 24
           From 1/1/01 to 12/31/01                                          $1.410                $1.279                 34
           From 1/1/02 to 12/31/02                                          $1.279                $1.260                 20
           From 1/1/03 to 12/31/03                                          $1.260                $1.901                 20
           From 1/1/04 to 12/31/04                                          $1.901                $2.339                 16

  TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
           From 3/14/00* to 12/31/00                                        $2.000                $2.026                 30
           From 1/1/01 to 12/31/01                                          $2.026                $1.679                484
           From 1/1/02 to 12/31/02                                          $1.679                $1.349                611
           From 1/1/03 to 12/31/03                                          $1.349                $1.759                275
           From 1/1/04 to 12/31/04                                          $1.759                $2.057                282

  TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
           From 4/3/00* to 12/31/00                                         $2.000                $1.943                 20
           From 1/1/01 to 12/31/01                                          $1.943                $1.726                 26
           From 1/1/02 to 12/31/02                                          $1.726                $1.628                  5
           From 1/1/03 to 12/31/03                                          $1.628                $2.119                  5
           From 1/1/04 to 12/31/04                                          $2.119                $2.419                  4

  TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
           From 1/25/00* to 12/31/00                                        $2.000                $2.185                 21
           From 1/1/01 to 12/31/01                                          $2.185                $2.127                218
           From 1/1/02 to 12/31/02                                          $2.127                $1.711                228
           From 1/1/03 to 12/31/03                                          $1.711                $2.230                501
           From 1/1/04 to 12/31/04                                          $2.230                $2.552                243

  RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
           From 8/9/03* to 12/31/03                                         $2.000                $1.051                11
           From 1/1/04 to 12/31/04                                          $1.051                $0.926                 2

  RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
           From 9/3/03* to 12/31/03                                         $2.000                $1.215                44
           From 1/1/04 to 12/31/04                                          $1.215                $1.373                 1

  RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
           From 6/4/03* to 12/31/03                                         $2.000                $1.152                385
           From 1/1/04 to 12/31/04                                          $1.152                $1.258                192

* Date subaccount began operations.

                                                                                                              UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

  SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
           From 3/16/00* to 12/31/00                                        $2.000                $1.702                 5
           From 1/1/01 to 12/31/01                                          $1.702                $1.265                11
           From 1/1/02 to 12/31/02                                          $1.265                $0.978                14
           From 1/1/03 to 12/31/03                                          $0.978                $1.287                17
           From 1/1/04 to 12/31/04                                          $1.287                $1.511                32

  SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
           From 12/18/01* to 12/31/01                                       $2.000                $2.108                639
           From 1/1/02 to 12/31/02                                          $2.108                $1.630                 3
           From 1/1/03 to 12/31/03                                          $1.630                $2.061                17
           From 1/1/04 to 12/31/04                                          $2.061                $2.249                27

  TECHNOLOGY PORTFOLIO
====================================================================================================================================
           From 12/21/99* to 12/31/99                                       $2.000                $2.052                 10
           From 1/1/00 to 12/31/00                                          $2.052                $1.547                378
           From 1/1/01 to 12/31/01                                          $1.547                $0.780                616
           From 1/1/02 to 12/31/02                                          $0.780                $0.393                440
           From 1/1/03 to 12/31/03                                          $0.393                $0.573                421
           From 1/1/04 to 12/31/04                                          $0.573                $0.556                360

  WANGER INTERNATIONAL SELECT
====================================================================================================================================
           From 11/1/99* to 12/31/99                                        $2.000                $2.996                 2
           From 1/1/00 to 12/31/00                                          $2.996                $2.910                76
           From 1/1/01 to 12/31/01                                          $2.910                $2.106               102
           From 1/1/02 to 12/31/02                                          $2.106                $1.760                81
           From 1/1/03 to 12/31/03                                          $1.760                $2.452                67
           From 1/1/04 to 12/31/04                                          $2.452                $3.008                63

  WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
           From 9/16/99* to 12/31/99                                        $2.000                $3.089                 7
           From 1/1/00 to 12/31/00                                          $3.089                $2.196                140
           From 1/1/01 to 12/31/01                                          $2.196                $1.708                337
           From 1/1/02 to 12/31/02                                          $1.708                $1.452                253
           From 1/1/03 to 12/31/03                                          $1.452                $2.132                278
           From 1/1/04 to 12/31/04                                          $2.132                $2.740                344

  WANGER SELECT
====================================================================================================================================
           From 11/1/99* to 12/31/99                                        $2.000                $2.205                 2
           From 1/1/00 to 12/31/00                                          $2.205                $2.382                56
           From 1/1/01 to 12/31/01                                          $2.382                $2.564                71
           From 1/1/02 to 12/31/02                                          $2.564                $2.336                77
           From 1/1/03 to 12/31/03                                          $2.336                $3.013                66
           From 1/1/04 to 12/31/04                                          $3.013                $3.546                51

  WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
           From 9/16/99* to 12/31/99                                        $2.000                $2.307                 9
           From 1/1/00 to 12/31/00                                          $2.307                $2.091                212
           From 1/1/01 to 12/31/01                                          $2.091                $2.298                571
           From 1/1/02 to 12/31/02                                          $2.298                $1.885                602
           From 1/1/03 to 12/31/03                                          $1.885                $2.664                617
           From 1/1/04 to 12/31/04                                          $2.664                $3.110                612

* Date subaccount began operations.

                                     PART B

                                                                     [VERSION B]

                            THE PHOENIX EDGE(R)-VA
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027





                                  June 20, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated June 20, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----

PHL Variable Insurance Company...........................................    2

Underwriter..............................................................    2

Performance History......................................................    2

Calculation of Yield and Return..........................................    9

Calculation of Annuity Payments .........................................   10

Fixed Annuity Payments...................................................   10

Experts .................................................................   11

Separate Account Financial Statements.................................... SA-1

Company Financial Statements.............................................  F-1

PHL VARIABLE INSURANCE COMPANY
-------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06102 and administrative office.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


UNDERWRITER
-------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 1 CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                        SUBACCOUNT                           INCEPTION*        1YR           5YR          10YR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        12.05%        -4.72%        6.60%         6.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.35%       -11.34%                    -10.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.28%                                   17.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.88%        -5.66%                      3.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.96%        21.50%                     15.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -2.64%       -13.49%        3.87%         3.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.47%        -3.24%                      2.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.75%                                   -9.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.33%         1.16%        8.26%         8.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.74%         1.45%                      5.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.52%         0.57%        2.78%         2.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -0.90%         6.68%        7.94%         7.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.30%                                    0.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.37%                                    4.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.60%                                   15.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         7.47%                                   12.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -2.92%        -1.93%                     -1.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         2.07%                                  -19.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.70%        15.20%                      7.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.80%                                   15.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.01%        -6.51%                      3.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.20%       -11.38%                      5.46%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.10%                                   -2.00%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.73%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -1.89%                                   -4.86%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000          0.35%                                  -11.71%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -3.90%         4.53%                      4.25%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         2.46%         2.76%                      2.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.99%                                    0.14%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -0.70%                                   -6.82%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.22%                                  -10.04%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.48%         6.33%                      7.19%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.69%         1.51%                     -1.51%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.95%        -1.05%                      4.73%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          7.34%         3.60%                      7.43%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.63%         3.71%                      7.20%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.16%                                   -8.21%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          6.33%                                   17.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.70%                                   11.40%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999         10.45%        -6.71%                     -3.12%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.58%                                    2.31%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -8.78%       -23.64%                    -22.24%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         15.35%        -0.54%                     10.44%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.86%        -3.01%                     15.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.67%         9.34%                     13.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.77%         5.53%                     15.19%
----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 2 CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                        SUBACCOUNT                            INCEPTION*        1YR           5YR         10YR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        11.65%        -5.06%        6.22%         5.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.69%       -11.65%                    -10.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.62%                                   16.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.52%        -6.00%                      2.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.52%        21.07%                     15.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -2.98%       -13.80%        3.51%         3.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.11%        -3.59%                      2.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.39%                                   -9.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.68%         0.80%        7.88%         7.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.37%         1.10%                      5.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.85%         0.21%        2.42%         2.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -1.25%         6.30%        7.56%         7.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.64%                                   -0.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.72%                                    4.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.19%                                   15.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         7.09%                                   12.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -3.26%        -2.28%                     -1.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         1.71%                                  -19.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.30%        14.80%                      6.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.40%                                   15.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.36%        -6.84%                      3.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.55%       -11.69%                      5.09%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.45%                                   -2.35%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.76%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -2.24%                                   -5.20%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000          0.00%                                  -12.03%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -4.24%         4.16%                      3.88%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         2.10%         2.39%                      1.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.61%                                   -0.22%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -1.05%                                   -7.15%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.56%                                  -10.36%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.11%         5.96%                      6.81%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.29%         1.14%                     -1.86%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.56%        -1.40%                      4.36%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          6.96%         3.24%                      7.05%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.25%         3.34%                      6.82%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.45%                                   -8.53%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          5.95%                                   17.31%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.33%                                   11.01%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999         10.06%        -7.04%                     -3.46%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.22%                                    1.94%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -9.10%       -23.92%                    -22.52%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         14.94%        -0.89%                     10.04%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.43%        -3.35%                     14.96%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.28%         8.96%                     12.96%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.38%         5.16%                     14.79%
----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 3 CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                           INCEPTION*         1YR           5YR          10YR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        11.54%       -5.16%         6.09%         5.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.78%      -11.74%                     -10.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.71%                                   16.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.42%       -6.09%                       2.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.39%       20.95%                      15.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -3.08%      -13.88%         3.38%         3.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.01%       -3.68%                       2.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.29%                                   -9.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.78%        0.70%         7.74%         7.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.26%        0.99%                       5.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.94%        0.11%         2.29%         2.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -1.35%        6.20%         7.47%         7.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.74%                                   -0.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.82%                                    4.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.07%                                   14.97%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         6.98%                                   12.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -3.36%       -2.37%                      -1.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         1.61%                                  -19.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.19%       14.68%                       6.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.29%                                   15.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.46%       -6.92%                       3.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.65%      -11.78%                       4.96%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.55%                                   -2.45%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.76%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -2.34%                                   -5.29%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000         -0.11%                                  -12.12%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -4.34%        4.06%                       3.77%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         1.99%        2.29%                       1.86%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.50%                                   -0.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -1.15%                                   -7.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.66%                                  -10.45%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.00%        5.85%                       6.70%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.17%        1.05%                      -1.98%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.45%       -1.50%                       4.24%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          6.86%        3.13%                       6.96%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.14%        3.24%                       6.70%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.53%                                   -8.62%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          5.84%                                   17.19%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.23%                                   10.89%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         7/15/1999         9.95%       -7.13%                      -3.56%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.12%                                    1.84%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -9.19%      -24.00%                     -22.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         14.82%       -0.99%                       9.92%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.31%       -3.45%                      14.81%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.17%        8.85%                      12.84%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.27%        5.05%                      14.65%
----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



                                      ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1995    1996    1997    1998     1999     2000     2001    2002    2003     2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             8.56%  17.53%  10.99%   26.73%   28.30%  -16.57% -24.73% -15.57%   30.68%  19.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -11.97% -24.54% -29.48%   19.74%   3.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                52.01%   1.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          30.45%   17.74%  -12.26% -12.70% -24.37%   25.09%   8.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                  31.86%  20.91%  -21.95%    3.80%   29.62%   5.66%  11.07%   37.02%  33.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           29.65%  11.52%  19.94%   28.79%   28.50%  -18.52% -35.17% -25.49%   25.35%   4.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.93%   -7.44%  -9.00% -23.21%   26.32%   9.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.39% -29.45%   45.10%   8.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     17.09%   8.02%  19.60%   19.66%   10.24%   -0.31%   0.95% -12.37%   18.79%   6.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               23.17%   31.00% -18.70% -22.64%   22.76%  11.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               4.70%   4.03%   4.19%    4.10%    3.85%    5.09%   2.88%   0.51%   -0.22%  -0.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series 22.37%  11.35%  10.04%   -5.06%    4.47%    5.53%   5.13%   9.01%   13.54%   5.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                       4.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                18.02%   4.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         19.20%  24.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.65%  14.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.40%  -6.83% -16.26%   26.26%   3.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -33.66% -38.14%   47.51%   9.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.13%   15.85%  21.88%  -9.37%   39.71%  19.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    14.71%  -9.36%   42.57%  21.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               44.28%   12.73% -25.96% -33.11%   27.67%   5.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            16.06%   43.35%   53.57%  -12.26% -28.02% -35.57%   36.03%   4.49%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               34.47%  16.52%  12.49%   18.23%   43.32%  -11.71% -23.97% -25.04%   28.35%   5.67%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -11.90%   26.18%  12.80%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     35.03%  13.98%  22.58%   31.22%   28.73%  -15.41% -13.35% -30.89%   23.95%   4.82%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                11.03%  18.61%   56.42%   76.47%  -25.51% -16.69% -34.51%   33.51%   7.21%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  7.74%   3.21%   7.55%    6.64%   -1.52%    9.99%   6.06%   8.07%    1.44%   2.68%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               19.25%  13.22%  12.76%    1.73%    1.36%   -9.84%   0.47%   0.48%   21.12%   9.47%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                               28.77%   23.04%   -7.54% -13.16% -10.24%   27.20%  14.30%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                        23.39%    3.25%  -17.91% -15.22% -22.62%   28.49%   6.10%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                      38.13%   36.06%  -11.86% -18.47% -30.83%   31.59%   2.33%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                              8.28%   11.45%   6.08% -12.61%   24.02%  11.62%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
 Fund                                                           -30.06%  -21.79%   51.87%  -32.66%  -8.92%  -1.05%   51.62%  23.59%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund       13.97%  22.12%  12.44%    8.05%   22.10%   -3.24% -16.76% -19.30%   31.02%  17.46%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund  21.11%  17.46%  14.18%    5.10%   21.41%   -0.85% -10.76%  -5.25%   30.77%  14.68%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund        23.78%  20.98%  10.54%    0.03%   27.56%    6.22%  -2.20% -19.22%   30.95%  14.98%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                  -4.08%    4.19%   19.97%  17.56% -18.41%   35.99%  13.86%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.96%   16.95%   6.92%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                      28.66%  18.31%  23.54%   11.87%   15.69%   14.74%  -7.56% -18.77%   29.84%  11.64%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     51.08%   7.08% -10.59%   23.64%  22.93%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              -11.47%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.90%   22.16%  -21.02% -24.27% -36.30%   37.94%  13.59%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.73%   9.72%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.46%  26.42%  -17.40% -25.37% -22.30%   32.15%  17.99%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.56%  19.31%  -10.05% -12.99% -23.02%   27.00%   9.60%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.27% -49.32% -49.43%   46.45%  -2.53%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.46% -27.28% -16.06%   39.97%  23.22%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           30.78%  -2.39%   15.24%  124.39%  -28.50% -21.98% -14.61%   47.53%  29.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.48%   8.11%  -8.45%   29.55%  18.23%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            45.23%  28.20%    7.66%   23.92%   -8.98%  10.38% -17.56%   41.93%  17.27%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


                                      ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                     1995    1996    1997     1998     1999     2000    2001    2002     2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             8.18%  17.12%   10.60%   26.29%   27.86% -16.86% -25.00%  -15.87%  30.22%  19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.27% -24.80%  -29.73%  19.32%   2.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                51.47%   0.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           29.99%   17.33% -12.57% -13.01%  -24.64%  24.65%   8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                  31.39%   20.49%  -22.22%    3.45%  29.18%   5.28%   10.68%  36.54%  33.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           29.20%  11.13%   19.53%   28.34%   28.04% -18.81% -35.41%  -25.75%  24.91%   3.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.56%  -7.77%  -9.32%  -23.48%  25.87%   9.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.65%  -29.70%  44.59%   8.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     16.68%   7.64%   19.18%   19.24%    9.90%  -0.66%   0.59%  -12.68%  18.38%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                22.74%  30.55% -18.99%  -22.91%  22.33%  11.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               4.34%   3.66%    3.83%    3.74%    3.50%   4.73%   2.52%    0.15%  -0.57%  -0.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                          21.95%  10.96%    9.65%   -5.39%    4.11%   5.16%   4.76%    8.62%  13.14%   5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                       4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.61%   3.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.78%  24.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.19%  14.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.73%  -7.16%  -16.56%  25.81%   3.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -33.90%  -38.36%  46.99%   8.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                     -11.43%  15.46%  21.45%   -9.69%  39.21%  18.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    14.31%   -9.68%  42.07%  21.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                43.79%  12.34% -26.23%  -33.34%  27.22%   5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             15.66%   42.85%   53.08% -12.57% -28.28%  -35.79%  35.55%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               34.01%  16.11%   12.10%   17.82%   42.82% -12.01% -24.24%  -25.30%  27.90%   5.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                           -12.21%  25.74%  12.40%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     34.56%  13.58%   22.15%   30.76%   28.29% -15.71% -13.66%  -31.13%  23.52%   4.45%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                10.63%   18.19%   55.87%   75.85% -25.77% -16.99%  -34.74%  33.04%   6.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  7.37%   2.85%    7.18%    6.27%   -1.87%   9.61%   5.69%    7.68%   1.09%   2.31%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               18.83%  12.83%   12.36%    1.37%    1.01% -10.15%   0.11%    0.12%  20.69%   9.08%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.32%   22.61%  -7.87% -13.46%  -10.56%  26.75%  13.90%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         22.96%    2.89% -18.21% -15.52%  -22.89%  28.04%   5.72%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       37.65%   35.58% -12.17% -18.76%  -31.07%  31.12%   1.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                               7.90%  11.07%   5.71%  -12.91%  23.58%  11.22%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
 Fund                                                            -30.31%  -22.07%   51.36% -32.90%  -9.24%   -1.40%  51.08%  23.15%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund       13.57%  21.69%   12.05%    7.67%   21.68%  -3.58% -17.05%  -19.58%  30.56%  17.05%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund  20.69%  17.05%   13.78%    4.73%   20.99%  -1.19% -11.08%   -5.58%  30.31%  14.27%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund        23.35%  20.56%   10.16%   -0.32%   27.16%   5.85%  -2.55%  -19.51%  30.48%  14.58%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.42%    3.82%  19.55%  17.15%  -18.70%  35.52%  13.46%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                      6.58%  16.54%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                      28.21%  17.90%   23.11%   11.48%   15.29%  14.34%  -7.88%  -19.05%  29.39%  11.25%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     50.55%   6.70%  -10.91%  23.21%  22.50%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              -11.78%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                             28.45%   21.73% -21.29% -24.54%  -36.52%  37.46%  13.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.28%   9.33%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.04%   25.98% -17.69% -25.64%  -22.58%  31.69%  17.58%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.12%   18.89% -10.36% -13.30%  -23.29%  26.56%   9.21%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.54% -49.50%  -49.61%  45.93%  -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.80% -27.54%  -16.35%  39.47%  22.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           30.32%   -2.74%   14.83%  123.65% -28.75% -22.26%  -14.91%  47.01%  28.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.10%   7.72%   -8.77%  29.09%  17.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            44.72%   27.76%    7.29%   23.50%  -9.30%   9.99%  -17.85%  41.43%  16.85%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                                       ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                     1995    1996     1997    1998    1999     2000    2001    2002     2003    2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               8.02%   16.94%  10.44%  26.10%   27.67% -16.94% -25.08%  -15.96%  30.09%  19.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.36% -24.88%  -29.80%  19.19%   2.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                 51.32%   0.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            29.80%   17.18% -12.66% -13.10%  -24.72%  24.53%   8.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         31.20%  20.31% -22.34%    3.30%  29.05%   5.18%   10.57%  36.40%  32.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             29.01%   10.96%  19.35%  28.15%   27.87% -18.89% -35.48%  -25.83%  24.78%   3.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                            15.36%  -7.86%  -9.41%  -23.56%  25.74%   8.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                            -27.73%  -29.77%  44.45%   8.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series       16.51%    7.48%  19.01%  19.06%    9.71%  -0.75%   0.49%  -12.77%  18.26%   6.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                 22.55%  30.42% -19.07%  -22.99%  22.20%  11.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 4.18%    3.51%   3.67%   3.58%    3.34%   4.62%   2.41%    0.05%  -0.67%  -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   21.89%   10.91%   9.60%  -5.44%    4.04%   5.05%   4.65%    8.51%  13.03%   5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            3.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                 17.49%   3.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                          18.66%  23.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                     28.06%  14.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.82%  -7.26%  -16.64%  25.68%   3.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                         -33.93%  -38.42%  46.84%   8.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                      -11.49%  15.32%  21.32%   -9.78%  39.07%  18.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                     14.20%   -9.77%  41.92%  21.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                 43.64%  12.27% -26.30%  -33.41%  27.10%   5.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.48%  42.64%   52.84% -12.66% -28.35%  -35.86%  35.41%   4.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 33.87%   15.99%  11.98%  17.70%   42.68% -12.10% -24.32%  -25.38%  27.77%   5.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                            -12.29%  25.61%  12.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       34.43%   13.47%  22.03%  30.63%   28.16% -15.79% -13.74%  -31.20%  23.39%   4.34%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   10.52%  18.07%  55.72%   75.68% -25.85% -17.07%  -34.80%  32.91%   6.73%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II    7.21%    2.69%   7.02%   6.11%   -2.01%   9.51%   5.58%    7.58%   0.98%   2.21%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 18.77%   12.77%  12.31%   1.32%    0.94% -10.23%   0.01%    0.02%  20.57%   8.97%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 28.20%   22.48%  -7.96% -13.55%  -10.65%  26.62%  13.78%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          22.84%    2.79% -18.29% -15.60%  -22.97%  27.91%   5.61%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        37.51%   35.45% -12.26% -18.84%  -31.14%  30.99%   1.87%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                                7.73%  10.96%   5.60%  -13.00%  23.46%  11.11%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
 Fund                                                              -30.41% -22.18%   50.99% -32.95%  -9.33%   -1.49%  50.93%  23.03%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund         13.40%   21.51%  11.88%   7.51%   21.50%  -3.68% -17.14%  -19.66%  30.43%  16.93%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund    20.63%   16.99%  13.74%   4.68%   20.91%  -1.29% -11.17%   -5.68%  30.17%  14.16%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund          23.17%   20.37%   9.99%  -0.47%   26.97%   5.74%  -2.65%  -19.59%  30.35%  14.46%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.51%    3.72%  19.43%  17.03%  -18.78%  35.38%  13.34%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                       6.48%  16.42%   6.44%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        28.08%   17.78%  22.99%  11.37%   15.17%  14.23%  -7.98%  -19.13%  29.26%  11.14%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                      50.40%   6.59%  -10.99%  23.08%  22.38%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                               -11.87%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.32%   21.61% -21.37% -24.61%  -36.59%  37.32%  13.08%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                             28.15%   9.22%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       19.86%   25.80% -17.74% -25.71%  -22.66%  31.56%  17.46%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           26.99%   18.77% -10.45% -13.39%  -23.37%  26.43%   9.10%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                        -24.62% -49.56%  -49.66%  45.78%  -2.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                  -2.89% -27.62%  -16.44%  39.33%  22.66%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              30.12%  -2.88%  14.66%  123.32% -28.82% -22.34%  -15.00%  46.86%  28.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                 8.00%   7.61%   -8.87%  28.96%  17.70%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               44.50%  27.57%   7.12%   23.32%  -9.39%   9.88%  -17.93%  41.29%  16.74%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

    Example Calculations:

    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2004:

DEATH BENEFIT OPTION 1 CONTRACTS
Value of hypothetical pre-existing account with exactly one Unit
   at the beginning of the period:...........................          1.000000
Value of the same account (excluding capitalchanges) at the end
of the 7-day period:.........................................          1.000115
Calculation:
   Ending account value......................................          1.000115
   Less beginning account value..............................          1.000000
   Net change in account value...............................          0.000115
Base period return:
   (net change/beginning account value)......................          0.000115
Current yield = return x (365/7) =...........................             0.60%
Effective yield = [(1 + return)(365/7)] -1 =.................             0.60%

DEATH BENEFIT OPTION 2 CONTRACTS
Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:......................          1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:..............................          1.000047
Calculation:
   Ending account value......................................          1.000047
   Less beginning account value..............................          1.000000
   Net change in account value...............................          0.000047
Base period return:
   (net change/beginning account value)......................          0.000047
Current yield = return x (365/7) =...........................             0.25%
Effective yield = [(1 + return)(365/7)] -1 =.................             0.25%

DEATH BENEFIT OPTION 3 CONTRACTS
Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:......................          1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:..............................          1.000028
Calculation:
   Ending account value......................................          1.000028
   Less beginning account value..............................          1.000000
   Net change in account value...............................          0.000028
Base period return:
   (net change/beginning account value)......................          0.000028
Current yield = return x (365/7) =...........................             0.15%
Effective yield = [(1 + return)(365/7)] -1 =.................             0.15%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II      =    a hypothetical initial payment of $1,000

    R       =    average annual total return for the period

    n       =    number of years in the period

    ERV     =    ending redeemable value of the hypothetical
                 $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 1)), PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 2)) and PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 3)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.









--------------------------------------
(1)The Dow Jones Industrial Average(SM0 (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T

        The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                DECEMBER 31,2004

                                                          DEATH BENEFIT OPTION 1




                                [LOGO] PHOENIX(R)

                 VA0217AR1 (C) 2005 The Phoenix Companies,Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                            INTERNATIONAL           GROWTH               GROWTH            ENHANCED INDEX
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        8,690,602    $      12,963,349    $         679,771    $        3,891,705
                                         ==================    =================    =================    ==================
   Investment at market                  $        8,113,024    $       8,257,966    $         808,827    $        3,068,423
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 8,113,024            8,257,966              808,827             3,068,423
LIABILITIES
   Accrued expenses                                   6,013                6,252                  598                 2,311
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        8,107,011    $       8,251,714    $         808,229    $        3,066,112
                                         ==================    =================    =================    ==================
   Accumulation units                             8,107,011            8,239,767              808,229             3,066,112
   Contract units in payout
      (annuitization) period                            -                 11,947                  -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        8,107,011    $       8,251,714    $         808,229    $        3,066,112
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 4,132,930            7,035,687              261,400             1,805,999
                                         ==================    =================    =================    ==================
Unit value                               $         1.961565    $        1.172837    $        3.091925    $         1.697738
                                         ==================    =================    =================    ==================

                                                                                         PHOENIX-              PHOENIX-
                                            PHOENIX-DUFF &          PHOENIX-             ENGEMANN              ENGEMANN
                                             PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                          ESTATE SECURITIES      CAPITAL GROWTH           INCOME                GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        3,269,119    $      20,498,440    $      10,221,492    $        1,360,435
                                         ==================    =================    =================    ==================
   Investment at market                  $        5,628,475    $      10,943,336    $       9,622,201    $        1,228,857
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 5,628,475           10,943,336            9,622,201             1,228,857
LIABILITIES
   Accrued expenses                                   4,264                8,311                7,297                   977
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        5,624,211    $      10,935,025    $       9,614,904    $        1,227,880
                                         ==================    =================    =================    ==================
   Accumulation units                             5,624,211           10,933,995            9,602,247             1,227,880
   Contract units in payout
      (annuitization) period                            -                  1,030               12,657                   -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        5,624,211    $      10,935,025    $       9,614,904    $        1,227,880
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   942,031            8,796,825            4,949,457               970,452
                                         ==================    =================    =================    ==================
Unit value                               $         5.970301    $        1.243065    $        1.942618    $         1.265266
                                         ==================    =================    =================    ==================

                                              PHOENIX-                                                        PHOENIX-
                                              ENGEMANN              PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                             STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                             ALLOCATION              EQUITY               MARKET               INCOME
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $       16,069,180    $      11,800,091    $       3,062,706    $        9,928,574
                                         ==================    =================    =================    ==================
   Investment at market                  $       16,099,819    $      11,303,155    $       3,062,706    $       10,446,284
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                16,099,819           11,303,155            3,062,706            10,446,284
LIABILITIES
   Accrued expenses                                  12,256                8,537                2,316                 7,954
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $       16,087,563    $      11,294,618    $       3,060,390    $       10,438,330
                                         ==================    =================    =================    ==================
   Accumulation units                            16,087,563           11,294,618            3,056,002            10,414,083
   Contract units in payout
      (annuitization) period                            -                    -                  4,388                24,247
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $       16,087,563    $      11,294,618    $       3,060,390    $       10,438,330
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 6,582,414            4,053,856            1,390,513             3,486,737
                                         ==================    =================    =================    ==================
Unit value                               $         2.444022    $        2.786142    $        2.200907    $         2.993724
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-
                                            GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                             SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                              TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        1,639,461    $         783,706    $         363,872    $        1,269,177
                                         ==================    =================    =================    ==================
   Investment at market                  $        1,665,682    $         917,095    $         474,533    $        1,550,917
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 1,665,682              917,095              474,533             1,550,917
LIABILITIES
   Accrued expenses                                   1,265                  693                  346                 1,152
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        1,664,417    $         916,402    $         474,187    $        1,549,765
                                         ==================    =================    =================    ==================
   Accumulation units                             1,664,417              916,402              474,187             1,549,765
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        1,664,417    $         916,402    $         474,187    $        1,549,765
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,556,751              386,841              158,658               549,655
                                         ==================    =================    =================    ==================
Unit value                               $         1.069161    $        2.368936    $        2.988741    $         2.819523
                                         ==================    =================    =================    ==================

                                                                  PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                            PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                           SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          244,355    $         328,553    $       3,423,515    $          989,822
                                         ==================    =================    =================    ==================
   Investment at market                  $          288,542    $         346,190    $       3,955,396    $        1,314,716
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   288,542              346,190            3,955,396             1,314,716
LIABILITIES
   Accrued expenses                                     218                  248                2,949                   969
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          288,324    $         345,942    $       3,952,447    $        1,313,747
                                         ==================    =================    =================    ==================
   Accumulation units                               288,324              345,942            3,952,447             1,313,747
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          288,324    $         345,942    $       3,952,447    $        1,313,747
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                    94,702              130,145            1,386,899               433,875
                                         ==================    =================    =================    ==================
Unit value                               $         3.044538    $        2.658123    $        2.849845    $         3.027942
                                         ==================    =================    =================    ==================

                                                                    PHOENIX-
                                                                    NORTHERN         PHOENIX-SANFORD      PHOENIX-SANFORD
                                              PHOENIX-             NASDAQ-100         BERNSTEIN MID-      BERNSTEIN SMALL-
                                           NORTHERN DOW 30          INDEX(R)            CAP VALUE            CAP VALUE
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        2,716,291    $       1,112,277    $       5,717,918    $        3,154,410
                                         ==================    =================    =================    ==================
   Investment at market                  $        2,745,142    $       1,256,551    $       7,281,363    $        4,104,245
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 2,745,142            1,256,551            7,281,363             4,104,245
LIABILITIES
   Accrued expenses                                   2,120                  970                5,475                 3,092
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,743,022    $       1,255,581    $       7,275,888    $        4,101,153
                                         ==================    =================    =================    ==================
   Accumulation units                             2,743,022            1,255,581            7,275,888             4,101,153
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,743,022    $       1,255,581    $       7,275,888    $        4,101,153
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,428,640            1,520,346            1,687,253             1,052,510
                                         ==================    =================    =================    ==================
Unit value                               $         1.920023    $        0.825852    $        4.312269    $         3.896547
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        8,792,130    $       8,543,469    $         778,274    $          438,466
                                         ==================    =================    =================    ==================
   Investment at market                  $        6,035,886    $       4,051,489    $         907,871    $          427,065
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 6,035,886            4,051,489              907,871               427,065
LIABILITIES
   Accrued expenses                                   4,558                3,115                  696                   304
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        6,031,328    $       4,048,374    $         907,175    $          426,761
                                         ==================    =================    =================    ==================
   Accumulation units                             6,029,931            4,048,374              907,175               426,761
   Contract units in payout
      (annuitization) period                          1,397                  -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        6,031,328    $       4,048,374    $         907,175    $          426,761
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 2,887,306            2,665,988              502,611               419,722
                                         ==================    =================    =================    ==================
Unit value                               $         2.088912    $        1.518527    $        1.804926    $         1.016770
                                         ==================    =================    =================    ==================

                                                                                      FEDERATED FUND      FEDERATED HIGH
                                                                 ALGER AMERICAN          FOR U.S.           INCOME BOND
                                          AIM V.I. PREMIER          LEVERAGED           GOVERNMENT           FUND II --
                                               EQUITY                ALLCAP           SECURITIES II        PRIMARY SHARES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          934,851    $       2,697,310    $       9,860,201    $        2,284,811
                                         ==================    =================    =================    ==================
   Investment at market                  $          927,425    $       3,033,924    $      10,311,368    $        2,238,948
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   927,425            3,033,924           10,311,368             2,238,948
LIABILITIES
   Accrued expenses                                     704                2,376                7,795                 1,727
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          926,721    $       3,031,548    $      10,303,573    $        2,237,221
                                         ==================    =================    =================    ==================
   Accumulation units                               926,721            3,031,548           10,303,573             2,237,221
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          926,721    $       3,031,548    $      10,303,573    $        2,237,221
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   581,112            2,527,897            3,878,916               909,692
                                         ==================    =================    =================    ==================
Unit value                               $         1.594737    $        1.199237    $        2.656302    $         2.459318
                                         ==================    =================    =================    ==================

                                                                   VIP GROWTH                               MUTUAL SHARES
                                          VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        6,222,665    $         389,899    $       2,939,088    $        2,109,009
                                         ==================    =================    =================    ==================
   Investment at market                  $        7,710,376    $         479,900    $       3,595,048    $        2,505,198
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 7,710,376              479,900            3,595,048             2,505,198
LIABILITIES
   Accrued expenses                                   5,674                  373                2,764                 1,862
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        7,704,702    $         479,527    $       3,592,284    $        2,503,336
                                         ==================    =================    =================    ==================
   Accumulation units                             7,704,702              479,527            3,592,284             2,503,336
   Contract in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        7,704,702    $         479,527    $       3,592,284    $        2,503,336
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 3,599,292              310,972            2,782,368               866,912
                                         ==================    =================    =================    ==================
Unit value                               $         2.140616    $        1.542026    $        1.291089    $         2.887648
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON            TEMPLETON            TEMPLETON
                                              MARKETS               FOREIGN            GLOBAL ASSET            GROWTH
                                             SECURITIES            SECURITIES           ALLOCATION           SECURITIES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          393,851    $       4,262,913    $         239,353    $        4,311,887
                                         ==================    =================    =================    ==================
   Investment at market                  $          513,357    $       4,247,678    $         260,141    $        4,800,356
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   513,357            4,247,678              260,141             4,800,356
LIABILITIES
   Accrued expenses                                     381                3,210                  194                 3,566
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          512,976    $       4,244,468    $         259,947    $        4,796,790
                                         ==================    =================    =================    ==================
   Accumulation units                               512,976            4,244,468              259,947             4,796,790
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          512,976    $       4,244,468    $         259,947    $        4,796,790
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   185,286            1,922,084               93,852             1,663,760
                                         ==================    =================    =================    ==================
Unit value                               $         2.768561    $        2.208263    $        2.769743    $         2.883102
                                         ==================    =================    =================    ==================

                                                                                      RYDEX VARIABLE         SCUDDER VIT
                                            RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR          EAFE(R) EQUITY
                                              TRUST JUNO           TRUST NOVA            ROTATION               INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          572,015    $         137,552    $          79,006    $        1,444,814
                                         ==================    =================    =================    ==================
   Investment at market                  $          508,860    $         169,322    $          93,362    $        1,313,967
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   508,860              169,322               93,362             1,313,967
LIABILITIES
   Accrued expenses                                     381                  128                   70                   981
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          508,479    $         169,194    $          93,292    $        1,312,986
                                         ==================    =================    =================    ==================
   Accumulation units                               508,479              169,194               93,292             1,312,986
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          508,479    $         169,194    $          93,292    $        1,312,986
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   545,039              122,320               73,604               758,078
                                         ==================    =================    =================    ==================
Unit value                               $         0.932922    $        1.383214    $        1.267487    $         1.731994
                                         ==================    =================    =================    ==================

                                                                                          WANGER                WANGER
                                             SCUDDER VIT                               INTERNATIONAL        INTERNATIONAL
                                           EQUITY 500 INDEX        TECHNOLOGY             SELECT              SMALL CAP
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        2,220,126    $       4,009,462    $       2,075,918    $       12,094,901
                                         ==================    =================    =================    ==================
   Investment at market                  $        2,599,621    $       1,014,188    $       1,964,993    $       10,796,276
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 2,599,621            1,014,188            1,964,993            10,796,276
LIABILITIES
   Accrued expenses                                   1,951                  795                1,464                 8,069
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,597,670    $       1,013,393    $       1,963,529    $       10,788,207
                                         ==================    =================    =================    ==================
   Accumulation units                             2,597,670            1,013,393            1,958,018            10,768,461
   Contract units in payout
      (annuitization) period                            -                    -                  5,511                19,746
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,597,670    $       1,013,393    $       1,963,529    $       10,788,207
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,138,638            1,808,264              624,144             3,749,416
                                         ==================    =================    =================    ==================
Unit value                               $         2.281384    $        0.560423    $        3.145953    $         2.877303
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                   WANGER U.S.
                                                                    SMALLER
                                            WANGER SELECT          COMPANIES
                                             SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------
ASSETS
   Investment at cost                    $        1,376,299    $      11,823,047
                                         ==================    =================
   Investment at market                  $        2,141,422    $      18,471,483
                                         ------------------    -----------------
      Total assets                                2,141,422           18,471,483
LIABILITIES
   Accrued expenses                                   1,613               13,866
                                         ------------------    -----------------
NET ASSETS                               $        2,139,809    $      18,457,617
                                         ==================    =================
   Accumulation units                             2,139,809           18,454,371
   Contract units in payout
      (annuitization) period                            -                  3,246
                                         ------------------    -----------------
NET ASSETS                               $        2,139,809    $      18,457,617
                                         ==================    =================
Accumulation units outstanding                      566,930            5,799,949
                                         ==================    =================
Unit value                               $         3.774378    $        3.182376
                                         ==================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                              PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                        ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                     INTERNATIONAL           GROWTH              GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          184,260   $           7,710   $             -     $           43,899
Expenses
   Mortality and expense fees                                 55,466              77,349               6,653               28,072
   Indexing (gain) loss                                        1,320                 910                  85                  379
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 127,474             (70,549)             (6,738)              15,448
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              18,877            (390,733)            (14,485)             (53,397)
Net realized gain distribution from Fund                         -                   -                12,436                  -
Net change in unrealized appreciation
   (depreciation) on investment                            1,237,447             694,532              (9,515)             290,167
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                              1,256,324             303,799             (11,564)             236,770
Net increase (decrease) in net assets resulting
   from operations                                $        1,383,798   $         233,250   $         (18,302)  $          252,218
                                                  ==================   =================   =================   ==================

                                                                                                PHOENIX-             PHOENIX-
                                                     PHOENIX-DUFF &         PHOENIX-            ENGEMANN             ENGEMANN
                                                      PHELPS REAL           ENGEMANN           GROWTH AND           SMALL-CAP
                                                   ESTATE SECURITIES     CAPITAL GROWTH          INCOME               GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          122,228   $          93,753   $         106,996   $              -
Expenses
   Mortality and expense fees                                 45,611             102,182              78,171               12,767
   Indexing (gain) loss                                        1,372               1,133               1,106                  240
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  75,245              (9,562)             27,719              (13,007)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              62,798            (968,691)            (15,165)             (22,903)
Net realized gain distribution from Fund                     452,208                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              771,753           1,409,804             814,885               68,116
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                              1,286,759             441,113             799,720               45,213
Net increase (decrease) in net assets resulting
   from operations                                $        1,362,004   $         431,551   $         827,439   $           32,206
                                                  ==================   =================   =================   ==================

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN            PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                       STRATEGIC         ENGEMANN VALUE       GOODWIN MONEY        SECTOR FIXED
                                                       ALLOCATION            EQUITY              MARKET               INCOME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          411,789   $          92,414   $          29,518   $          591,961
Expenses
   Mortality and expense fees                                142,442              93,923              35,458               87,161
   Indexing (gain) loss                                        1,401               1,370                 179                  711
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 267,946              (2,879)             (6,119)             504,089
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              20,851              98,501                 -                  2,247
Net realized gain distribution from Fund                     405,375                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              295,440           1,084,322                 -                 84,910
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                721,666           1,182,823                 -                 87,157
Net increase (decrease) in net assets resulting
   from operations                                $          989,612   $       1,179,944   $          (6,119)  $          591,246
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                       TERM BOND        RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          140,951   $          12,729   $           3,275   $           14,916
Expenses
   Mortality and expense fees                                 38,070               8,275               3,248                9,778
   Indexing (gain) loss                                         (139)                100                  73                  178
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 103,020               4,354                 (46)               4,960
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions             (75,205)                523                 863                2,220
Net realized gain distribution from Fund                         -                   -                 4,554                8,491
Net change in unrealized appreciation
   (depreciation) on investment                              (29,069)             32,824              78,413              157,265
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                               (104,274)             33,347              83,830              167,976
Net increase (decrease) in net assets resulting
   from operations                                $           (1,254)  $          37,701   $          83,784   $          172,936
                                                  ==================   =================   =================   ==================

                                                                          PHOENIX-LORD        PHOENIX-LORD         PHOENIX-LORD
                                                     PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP      ABBETT MID-CAP
                                                    SMALL-CAP VALUE         DEBENTURE             VALUE               VALUE
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $          17,169   $          28,522   $            5,257
Expenses
   Mortality and expense fees                                  9,264               2,726              19,189                8,129
   Indexing (gain) loss                                          134                  26                 370                  184
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (9,398)             14,417               8,963               (3,056)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              30,050               2,847                 562               (1,058)
Net realized gain distribution from Fund                      28,358               4,505              12,797                7,653
Net change in unrealized appreciation
   (depreciation) on investment                              (52,493)              4,085             406,968              207,051
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  5,915              11,437             420,327              213,646
Net increase (decrease) in net assets resulting
   from operations                                $           (3,483)  $          25,854   $         429,290   $          210,590
                                                  ==================   =================   =================   ==================

                                                                            PHOENIX-
                                                                            NORTHERN        PHOENIX-SANFORD      PHOENIX-SANFORD
                                                       PHOENIX-            NASDAQ-100        BERNSTEIN MID-      BERNSTEIN SMALL-
                                                    NORTHERN DOW 30         INDEX(R)           CAP VALUE           CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           45,631   $           6,981   $          10,134   $              -
Expenses
   Mortality and expense fees                                 25,446              11,507              52,355               34,289
   Indexing (gain) loss                                          264                 193               1,089                  741
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  19,921              (4,719)            (43,310)             (35,030)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              14,509               3,126              69,467               51,217
Net realized gain distribution from Fund                         -                   -               487,769              330,620
Net change in unrealized appreciation
   (depreciation) on investment                               57,776              97,000             682,854              425,015
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 72,285             100,126           1,240,090              806,852
Net increase (decrease) in net assets resulting
   from operations                                $           92,206   $          95,407   $       1,196,780   $          771,822
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                     MID-CAP GROWTH      STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $             -     $             -     $              654
Expenses
   Mortality and expense fees                                 48,645              37,435               6,797                  304
   Indexing (gain) loss                                          731                 487                  97                    6
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 (49,376)            (37,922)             (6,894)                 344
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions            (187,858)           (445,433)             (2,280)                 (25)
Net realized gain distribution from Fund                         -                   -                   -                 19,313
Net change in unrealized appreciation
   (depreciation) on investment                              608,224             644,656              52,120              (11,401)
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                420,366             199,223              49,840                7,887
Net increase (decrease) in net assets resulting
   from operations                                $          370,990   $         161,301   $          42,946   $            8,231
                                                  ==================   =================   =================   ==================

                                                                                             FEDERATED FUND       FEDERATED HIGH
                                                                         ALGER AMERICAN         FOR U.S.           INCOME BOND
                                                    AIM V.I. PREMIER        LEVERAGED          GOVERNMENT           FUND II --
                                                         EQUITY              ALLCAP           SECURITIES II       PRIMARY SHARES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $            4,285   $             -     $         522,832   $          218,194
Expenses
   Mortality and expense fees                                  6,481              24,044             100,440               23,495
   Indexing (gain) loss                                           85                 428                 564                  190
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (2,281)            (24,472)            421,828              194,509
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 954             (91,626)            (30,760)              24,728
Net realized gain distribution from Fund                         -                   -                61,053                  -
Net change in unrealized appreciation
   (depreciation) on investment                               58,513             353,939            (166,901)              (4,040)
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 59,467             262,313            (136,608)              20,688
Net increase (decrease) in net assets resulting
   from operations                                $           57,186   $         237,841   $         285,220   $          215,197
                                                  ==================   =================   =================   ==================

                                                                           VIP GROWTH                             MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           10,273   $           2,411   $           9,151   $           17,040
Expenses
   Mortality and expense fees                                 47,668               4,600              43,348               19,998
   Indexing (gain) loss                                          916                  67                 437                  305
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 (38,311)             (2,256)            (34,634)              (3,263)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions             101,548               5,028             (67,354)                 424
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              854,271              25,991              (1,424)             256,977
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                955,819              31,019             (68,778)             257,401
Net increase (decrease) in net assets resulting
   from operations                                $          917,508   $          28,763   $        (103,412)  $          254,138
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      TEMPLETON
                                                      DEVELOPING            TEMPLETON           TEMPLETON          TEMPLETON
                                                       MARKETS               FOREIGN          GLOBAL ASSET           GROWTH
                                                      SECURITIES           SECURITIES          ALLOCATION          SECURITIES
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $            8,446   $          42,407   $           6,972   $           74,088
Expenses
   Mortality and expense fees                                  4,163              35,615               2,171               48,982
   Indexing (gain) loss                                          112                 702                  40                  835
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   4,171               6,090               4,761               24,271
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              15,660              17,523                (164)             160,491
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               80,668             617,470              28,564              432,063
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 96,328             634,993              28,400              592,554
Net increase (decrease) in net assets resulting
   from operations                                $          100,499   $         641,083   $          33,161   $          616,825
                                                  ==================   =================   =================   ==================

                                                                                             RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE       RYDEX VARIABLE       TRUST SECTOR       EAFE(R) EQUITY
                                                      TRUST JUNO           TRUST NOVA           ROTATION             INDEX
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $              50   $             -     $           27,979
Expenses
   Mortality and expense fees                                  3,509                 993                 991               10,640
   Indexing (gain) loss                                           (6)                 19                  14                  231
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (3,503)               (962)             (1,005)              17,108
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              (8,705)                855                (136)               8,112
Net realized gain distribution from Fund                       5,622                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              (53,972)             16,133               6,596              182,343
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                (57,055)             16,988               6,460              190,455
Net increase (decrease) in net assets resulting
   from operations                                $          (60,558)  $          16,026   $           5,455   $          207,563
                                                  ==================   =================   =================   ==================

                                                                                                 WANGER              WANGER
                                                      SCUDDER VIT                            INTERNATIONAL       INTERNATIONAL
                                                   EQUITY 500 INDEX        TECHNOLOGY            SELECT            SMALL CAP
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           25,603   $             -     $           5,454   $           67,335
Expenses
   Mortality and expense fees                                 21,221               9,730              15,869               84,151
   Indexing (gain) loss                                          302                 125                 372                2,010
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   4,080              (9,855)            (10,787)             (18,826)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              (1,935)           (371,967)             53,715              141,964
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              213,817             346,451             336,871            2,379,420
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                211,882             (25,516)            390,586            2,521,384
Net increase (decrease) in net assets resulting
   from operations                                $          215,962   $         (35,371)  $         379,799   $        2,502,558
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                           WANGER U.S.
                                                                             SMALLER
                                                     WANGER SELECT          COMPANIES
                                                       SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------
Investment income
   Distributions                                  $              -     $             -
Expenses
   Mortality and expense fees                                 16,921             151,654
   Indexing (gain) loss                                          327               2,999
                                                  ------------------   -----------------
Net investment income (loss)                                 (17,248)           (154,653)
                                                  ------------------   -----------------
Net realized gain (loss) from share transactions               2,188             239,846
Net realized gain distribution from Fund                       1,747                 -
Net change in unrealized appreciation
   (depreciation) on investment                              338,891           2,700,086
                                                  ------------------   -----------------
Net gain (loss) on investment                                342,826           2,939,932
Net increase (decrease) in net assets resulting
   from operations                                $          325,578   $       2,785,279
                                                  ==================   =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                 PHOENIX-                                PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                                 ABERDEEN             PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                              INTERNATIONAL             GROWTH               GROWTH             ENHANCED INDEX
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         127,474      $        (70,549)    $         (6,738)     $          15,448
      Net realized gain (loss)                         18,877              (390,733)              (2,049)               (53,397)
      Net change in unrealized
         appreciation (depreciation)
         on investment                              1,237,447               694,532               (9,515)               290,167
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations           1,383,798               233,250              (18,302)               252,218
                                            -----------------      ----------------     ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             96,283               271,430               47,107                 40,731
      Participant transfers                         1,892,727(e)           (984,963)             271,693               (164,340)
      Participant withdrawals                        (502,659)             (691,832)             (33,763)              (312,167)
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   1,486,351            (1,405,365)             285,037               (435,776)
                                            -----------------      ----------------     ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             2,870,149            (1,172,115)             266,735               (183,558)
NET ASSETS
   Beginning of period                              5,236,862             9,423,829              541,494              3,249,670
                                            -----------------      ----------------     ----------------      -----------------
   End of period                            $       8,107,011      $      8,251,714     $        808,229      $       3,066,112
                                            =================      ================     ================      =================

                                                                                            PHOENIX-               PHOENIX-
                                              PHOENIX-DUFF &           PHOENIX-             ENGEMANN               ENGEMANN
                                               PHELPS REAL             ENGEMANN            GROWTH AND             SMALL-CAP
                                            ESTATE SECURITIES       CAPITAL GROWTH           INCOME                 GROWTH
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          75,245      $         (9,562)    $         27,719       $        (13,007)
      Net realized gain (loss)                        515,006              (968,691)             (15,165)               (22,903)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                771,753             1,409,804              814,885                 68,116
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations           1,362,004               431,551              827,439                 32,206
                                            -----------------      ----------------     ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            110,441               475,217              205,787                 26,391
      Participant transfers                          (623,898)           (1,329,299)             850,311(b)            (156,661)(c)
      Participant withdrawals                        (400,470)             (839,410)            (684,256)              (178,053)
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (913,927)           (1,693,492)             371,842               (308,323)
                                            -----------------      ----------------     ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               448,077            (1,261,941)           1,199,281               (276,117)
NET ASSETS
   Beginning of period                              5,176,134            12,196,966            8,415,623              1,503,997
                                            -----------------      ----------------     ----------------      -----------------
   End of period                            $       5,624,211      $     10,935,025     $      9,614,904       $      1,227,880
                                            =================      ================     ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                PHOENIX-                                                           PHOENIX-
                                                ENGEMANN               PHOENIX-              PHOENIX-            GOODWIN MULTI-
                                               STRATEGIC            ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                               ALLOCATION               EQUITY                MARKET                INCOME
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         267,946      $         (2,879)     $         (6,119)     $         504,089
      Net realized gain (loss)                        426,226                98,501                   -                    2,247
      Net change in unrealized
         appreciation (depreciation)
         on investment                                295,440             1,084,322                   -                   84,910
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             989,612             1,179,944                (6,119)               591,246
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            486,013               218,713               329,210                161,529
      Participant transfers                          (269,965)              (83,541)(d)          (968,822)             3,812,387(a)
      Participant withdrawals                      (1,030,322)             (849,800)           (1,041,922)            (1,300,033)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (814,274)             (714,628)           (1,681,534)             2,673,883
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               175,338               465,316            (1,687,653)             3,265,129
NET ASSETS
   Beginning of period                             15,912,225            10,829,302             4,748,043              7,173,201
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $      16,087,563      $     11,294,618      $      3,060,390      $      10,438,330
                                            =================      ================      ================      =================

                                                 PHOENIX-
                                              GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                               SECTOR SHORT          PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                                TERM BOND          RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         103,020      $          4,354      $            (46)     $           4,960
      Net realized gain (loss)                        (75,205)                  523                 5,417                 10,711
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (29,069)               32,824                78,413                157,265
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              (1,254)               37,701                83,784                172,936
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             81,039                 9,132                 4,861                 47,360
      Participant transfers                         1,080,648                33,660               116,524                707,322
      Participant withdrawals                      (9,186,296)              (60,888)              (33,523)               (56,948)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                  (8,024,609)              (18,096)               87,862                697,734
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (8,025,863)               19,605               171,646                870,670
NET ASSETS
   Beginning of period                              9,690,280               896,797               302,541                679,095
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       1,664,417      $        916,402      $        474,187      $       1,549,765
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                             PHOENIX-LAZARD          ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                            SMALL-CAP VALUE            DEBENTURE               VALUE                VALUE
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (9,398)     $         14,417      $          8,963      $          (3,056)
      Net realized gain (loss)                         58,408                 7,352                13,359                  6,595
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (52,493)                4,085               406,968                207,051
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              (3,483)               25,854               429,290                210,590
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             10,549                 2,488                57,787                  5,170
      Participant transfers                        (1,187,094)              128,051             2,811,111                469,084
      Participant withdrawals                         (16,658)              (39,817)             (113,060)               (58,779)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                  (1,193,203)               90,722             2,755,838                415,475
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,196,686)              116,576             3,185,128                626,065
NET ASSETS
   Beginning of period                              1,485,010               229,366               767,319                687,682
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         288,324      $        345,942      $      3,952,447      $       1,313,747
                                            =================      ================      ================      =================

                                                                       PHOENIX-
                                                                       NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 PHOENIX-             NASDAQ-100         BERNSTEIN MID-        BERNSTEIN SMALL-
                                             NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          19,921      $         (4,719)     $        (43,310)     $         (35,030)
      Net realized gain (loss)                         14,509                 3,126               557,236                381,837
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 57,776                97,000               682,854                425,015
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              92,206                95,407             1,196,780                771,822
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             48,313                23,925               128,856                 96,743
      Participant transfers                           (42,941)              (70,930)            1,683,945                 33,992
      Participant withdrawals                        (257,055)             (138,343)             (600,290)              (255,200)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (251,683)             (185,348)            1,212,511               (124,465)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (159,477)              (89,941)            2,409,291                647,357
NET ASSETS
   Beginning of period                              2,902,499             1,345,522             4,866,597              3,453,796
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       2,743,022      $      1,255,581      $      7,275,888      $       4,101,153
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                             PHOENIX-SENECA        PHOENIX-SENECA       AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                             MID-CAP GROWTH        STRATEGIC THEME        APPRECIATION           CORE EQUITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(1)
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (49,376)     $        (37,922)     $         (6,894)     $             344
      Net realized gain (loss)                       (187,858)             (445,433)               (2,280)                19,288
      Net change in unrealized
         appreciation (depreciation)
         on investment                                608,224               644,656                52,120                (11,401)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             370,990               161,301                42,946                  8,231
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            211,583               125,390                25,795                    238
      Participant transfers                           378,697              (400,518)              379,227                441,125(f)
      Participant withdrawals                        (548,803)             (296,100)             (169,532)               (22,833)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      41,477              (571,228)              235,490                418,530
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               412,467              (409,927)              278,436                426,761
NET ASSETS
   Beginning of period                              5,618,861             4,458,301               628,739                    -
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       6,031,328      $      4,048,374      $        907,175      $         426,761
                                            =================      ================      ================      =================

                                                                                         FEDERATED FUND         FEDERATED HIGH
                                                                   ALGER AMERICAN           FOR U.S.             INCOME BOND
                                            AIM V.I. PREMIER          LEVERAGED            GOVERNMENT             FUND II --
                                                 EQUITY                ALLCAP             SECURITIES II         PRIMARY SHARES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (2,281)     $        (24,472)     $        421,828      $         194,509
      Net realized gain (loss)                            954               (91,626)               30,293                 24,728
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 58,513               353,939              (166,901)                (4,040)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
          assets resulting from operations             57,186               237,841               285,220                215,197
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             27,057                87,006               288,428                 34,887
      Participant transfers                           243,078               357,506            (1,024,935)              (770,867)
      Participant withdrawals                         (24,146)             (322,401)           (1,185,403)              (313,580)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     245,989               122,111            (1,921,910)            (1,049,560)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               303,175               359,952            (1,636,690)              (834,363)
NET ASSETS
   Beginning of period                                623,546             2,671,596            11,940,263              3,071,585
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         926,721      $      3,031,548      $     10,303,573      $       2,237,222
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      VIP GROWTH                                 MUTUAL SHARES
                                            VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH             SECURITIES
                                               SUBACCOUNT              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (38,311)     $         (2,256)     $        (34,634)     $          (3,263)
      Net realized gain (loss)                        101,548                 5,028               (67,354)                   424
      Net change in unrealized
         appreciation (depreciation)
         on investment                                854,271                25,991                (1,424)               256,977
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             917,508                28,763              (103,412)               254,138
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             67,264                 9,295               112,735                 38,802
      Participant transfers                         3,348,711                13,819            (1,514,239)               231,803
      Participant withdrawals                        (415,088)              (69,749)             (386,930)              (113,794)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   3,000,887               (46,635)           (1,788,434)               156,811
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             3,918,395               (17,872)           (1,891,846)               410,949
NET ASSETS
   Beginning of period                              3,786,307               497,399             5,484,130              2,092,387
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       7,704,702      $        479,527      $      3,592,284      $       2,503,336
                                            =================      ================      ================      =================

                                               TEMPLETON
                                               DEVELOPING             TEMPLETON             TEMPLETON             TEMPLETON
                                                MARKETS                FOREIGN            GLOBAL ASSET              GROWTH
                                               SECURITIES            SECURITIES            ALLOCATION             SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $           4,171      $          6,090      $          4,761      $          24,271
      Net realized gain (loss)                         15,660                17,523                  (164)               160,491
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 80,668               617,470                28,564                432,063
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             100,499               641,083                33,161                616,825
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             10,161               121,925                17,046                123,287
      Participant transfers                           (20,353)             (109,788)              (11,792)            (1,640,771)
      Participant withdrawals                         (52,897)             (275,115)               (9,843)              (310,387)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     (63,089)             (262,978)               (4,589)            (1,827,871)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                37,410               378,105                28,572             (1,211,046)
NET ASSETS
   Beginning of period                                475,566             3,866,363               231,375              6,007,836
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         512,976      $      4,244,468      $        259,947      $       4,796,790
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                          RYDEX VARIABLE          SCUDDER VIT
                                             RYDEX VARIABLE         RYDEX VARIABLE         TRUST SECTOR          EAFE(R) EQUITY
                                               TRUST JUNO             TRUST NOVA             ROTATION                INDEX
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (3,503)     $           (962)     $         (1,005)     $          17,108
      Net realized gain (loss)                         (3,083)                  855                  (136)                 8,112
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (53,972)               16,133                 6,596                182,343
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             (60,558)               16,026                 5,455                207,563
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             36,214                 8,704                   301                  7,023
      Participant transfers                           328,914                67,392               (73,857)                80,050
      Participant withdrawals                         (20,776)              (26,747)              (10,137)               (78,954)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     344,352                49,349               (83,693)                 8,119
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               283,794                65,375               (78,238)               215,682
NET ASSETS
   Beginning of period                                224,685               103,819               171,530              1,097,304
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         508,479      $        169,194      $         93,292      $       1,312,986
                                            =================      ================      ================      =================

                                                                                             WANGER                 WANGER
                                              SCUDDER VIT                                 INTERNATIONAL         INTERNATIONAL
                                            EQUITY 500 INDEX         TECHNOLOGY              SELECT               SMALL CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $           4,080      $         (9,855)     $        (10,787)     $         (18,826)
      Net realized gain (loss)                         (1,935)             (371,967)               53,715                141,964
      Net change in unrealized
         appreciation (depreciation)
         on investment                                213,817               346,451               336,871              2,379,420
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             215,962               (35,371)              379,799              2,502,558
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             13,331                60,500                38,797                225,816
      Participant transfers                           476,272               (50,443)             (244,695)               170,992
      Participant withdrawals                         (71,864)             (233,885)             (149,180)              (705,136)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     417,739              (223,828)             (355,078)              (308,328)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               633,701              (259,199)               24,721              2,194,230
NET ASSETS
   Beginning of period                              1,963,969             1,272,592             1,938,808              8,593,976
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       2,597,670      $      1,013,393      $      1,963,529      $      10,788,206
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                       WANGER U.S.
                                                                        SMALLER
                                             WANGER SELECT             COMPANIES
                                               SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (17,248)     $       (154,653)
      Net realized gain (loss)                          3,935               239,846
      Net change in unrealized
         appreciation (depreciation)
         on investment                                338,891             2,700,086
                                            -----------------      ----------------
      Net increase (decrease) in net
         assets resulting from operations             325,578             2,785,279
                                            -----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             33,505               360,340
      Participant transfers                           183,915               (80,251)
      Participant withdrawals                        (104,601)           (1,321,821)
                                            -----------------      ----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     112,819            (1,041,732)
                                            -----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               438,397             1,743,547
NET ASSETS
   Beginning of period                              1,701,412            16,714,070
                                            -----------------      ----------------
   End of period                            $       2,139,809      $     18,457,617
                                            =================      ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September
    17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                     PHOENIX-         PHOENIX-
                                                              PHOENIX-                               ALLIANCE/       ALLIANCE/
                                                              ABERDEEN           PHOENIX-AIM         BERNSTEIN       BERNSTEIN
                                                           INTERNATIONAL        MID-CAP EQUITY    ENHANCED INDEX  GROWTH + VALUE
                                                             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $          47,091      $       (4,331)   $       5,137   $       (4,850)
   Net realized gain (loss)                                        (19,101)            (11,927)          22,676          (76,105)
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,313,209              52,447          722,633          214,257
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,341,199              36,189          750,446          133,302
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             88,757              21,445          122,972           23,426
   Participant transfers                                          (286,689)+          (488,944)        (522,760)        (657,340)
   Participant withdrawals                                        (311,195)            (76,093)        (222,631)         (24,874)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               (509,127)           (543,592)        (622,419)        (658,788)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                           832,072            (507,403)         128,027         (525,486)
NET ASSETS
   Beginning of period                                           4,404,790             879,038        3,121,643          889,902
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,236,862      $      371,635    $   3,249,670   $      364,416
                                                         =================      ==============    =============   ==============

                                                                                                     PHOENIX-
                                                          PHOENIX-DUFF &           PHOENIX-       ENGEMANN SMALL     PHOENIX-
                                                            PHELPS REAL            ENGEMANN         & MID-CAP      GOODWIN MONEY
                                                         ESTATE SECURITIES      CAPITAL GROWTH       GROWTH           MARKET
                                                            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $         108,662      $      (90,881)   $     (11,296)  $      (14,383)
   Net realized gain (loss)                                        167,626            (436,361)        (186,802)             -
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,091,368           3,037,549          645,269              -
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,367,656           2,510,307          447,171          (14,383)
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             79,266             524,610           19,849          386,606
   Participant transfers                                           384,218            (407,256)        (172,187)      (4,298,582)
   Participant withdrawals                                        (304,793)           (894,846)         (49,755)      (1,880,154)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                158,691            (777,492)        (202,093)      (5,792,130)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                         1,526,347           1,732,815          245,078       (5,806,513)
NET ASSETS
   Beginning of period                                           3,649,787          10,464,151        1,258,919       10,554,556
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,176,134      $   12,196,966    $   1,503,997   $    4,748,043
                                                         =================      ==============    =============   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             PHOENIX-         PHOENIX-
                                                          GOODWIN MULTI-   GOODWIN MULTI-
                                                           SECTOR FIXED     SECTOR SHORT       PHOENIX-JANUS     PHOENIX-KAYNE
                                                              INCOME          TERM BOND       FLEXIBLE INCOME   RISING DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       405,623   $       179,133   $        143,083   $           (402)
   Net realized gain (loss)                                        7,809               150            134,675              8,721
   Net change in unrealized appreciation (depreciation)
      on investments                                             471,432            55,290              8,995            103,517
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             884,864           234,573            286,753            111,836
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          144,522         9,059,575             66,555                408
   Participant transfers                                         587,501           396,328           (640,089)           741,922
   Participant withdrawals                                      (796,665)             (196)          (474,190)           (22,807)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (64,642)        9,455,707         (1,047,724)           719,523
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         820,222         9,690,280           (760,971)           831,359
NET ASSETS
   Beginning of period                                         6,352,979               -            5,514,209             65,438
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $     7,173,201   $     9,690,280   $      4,753,238   $        896,797
                                                         ===============   ===============   ================   ================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT     SMALL-CAP VALUE    U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,044   $           175   $         (1,695)  $           (182)
   Net realized gain (loss)                                          (93)            1,691             16,699              1,920
   Net change in unrealized appreciation (depreciation)
      on investments                                              32,596           124,237             97,645             14,536
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              33,547           126,103            112,649             16,274
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           16,731            50,994              4,034                395
   Participant transfers                                         238,451           545,453          1,353,306             81,168
   Participant withdrawals                                          (706)          (61,699)            (4,391)              (641)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              254,476           534,748          1,352,949             80,922
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         288,023           660,851          1,465,598             97,196
NET ASSETS
   Beginning of period                                            14,518            18,244             19,412                999
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $       302,541   $       679,095   $      1,485,010   $         98,195
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LORD      PHOENIX-LORD     PHOENIX-LORD       PHOENIX-MFS
                                                           ABBETT BOND-     ABBETT LARGE-    ABBETT MID-CAP   INVESTORS GROWTH
                                                            DEBENTURE        CAP VALUE          VALUE              STOCK
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   --------------   ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         6,766   $         (906)  $          (733)  $        (81,214)
   Net realized gain (loss)                                        1,720            1,786             2,466           (148,916)
   Net change in unrealized appreciation (depreciation)
      on investments                                              12,289          124,850           115,511          1,865,695
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) resulting from operations              20,775          125,730           117,244          1,635,565
                                                         ---------------   --------------   ---------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          159,829           44,325            14,724            361,227
   Participant transfers                                           1,574          577,664           459,600           (300,823)++
   Participant withdrawals                                        (4,737)         (47,127)          (12,371)          (707,894)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              156,666          574,862           461,953           (647,490)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets                         177,441          700,592           579,197            988,075
NET ASSETS
   Beginning of period                                            51,925           66,727           108,485          8,435,754
                                                         ---------------   --------------   ---------------   ----------------
   End of period                                         $       229,366   $      767,319   $       687,682   $      9,423,829
                                                         ===============   ==============   ===============   ================

                                                                                                                  PHOENIX-
                                                                                               PHOENIX-           NORTHERN
                                                           PHOENIX-MFS      PHOENIX-MFS        NORTHERN          NASDAQ-100
                                                         INVESTORS TRUST       VALUE            DOW 30            INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   --------------   ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (631)  $        4,837   $        18,356   $         (8,596)
   Net realized gain (loss)                                        1,181          241,931           (15,425)              (688)
   Net change in unrealized appreciation (depreciation)
      on investments                                              44,706          435,737           571,349            361,894
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) resulting from operations              45,256          682,505           574,280            352,610
                                                         ---------------   --------------   ---------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              670           36,442            21,189             57,615
   Participant transfers                                          54,026         (545,167)          340,954            398,170
   Participant withdrawals                                          (298)        (116,009)         (272,501)          (36,314)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               54,398         (624,734)           89,642            419,471
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets                          99,654           57,771           663,922            772,081
NET ASSETS
   Beginning of period                                           171,839        2,375,736         2,238,577            573,441
                                                         ---------------   --------------   ---------------   ----------------
   End of period                                         $       271,493   $    2,433,507   $     2,902,499   $      1,345,522
                                                         ===============   ==============   ===============   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME        ALLOCATION           EQUITY             VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        16,224   $        259,331   $            725   $          3,096
   Net realized gain (loss)                                     (235,508)           (97,344)           (79,037)             1,444
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,970,136          2,400,634          1,865,943            135,171
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,750,852          2,562,621          1,787,631            139,711
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          306,069            412,671            250,821             21,729
   Participant transfers                                        (457,931)          (290,439)         1,397,636            105,634
   Participant withdrawals                                      (468,108)        (1,375,998)          (504,014)           (27,526)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (619,970)        (1,253,766)         1,144,443             99,837
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,130,882          1,308,855          2,932,074            239,548
NET ASSETS
   Beginning of period                                         7,284,741         14,603,370          7,897,228            369,522
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     8,415,623   $     15,912,225   $     10,829,302   $        609,070
                                                         ===============   ================   ================   ================

                                                         PHOENIX-SANFORD   PHOENIX-SANFORD
                                                          BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE         CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (30,096)  $        (31,296)  $        (48,033)  $        (38,161)
   Net realized gain (loss)                                      166,849            (27,868)          (184,752)          (515,608)
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,270,093          1,124,561          1,483,292          1,818,800
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,406,846          1,065,397          1,250,507          1,265,031
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          103,773             72,931            258,063            107,633
   Participant transfers                                          (3,858)        (1,317,587)          (342,961)          (357,511)
   Participant withdrawals                                      (505,515)          (242,417)          (412,806)          (330,715)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (405,600)        (1,487,073)          (497,704)          (580,593)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,001,246           (421,676)           752,803            684,438
NET ASSETS
   Beginning of period                                         3,865,351          3,875,472          4,866,058          3,773,863
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     4,866,597   $      3,453,796   $      5,618,861   $      4,458,301
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                                          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER       LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (5,580)  $         (3,961)  $         (3,544)  $        (21,339)
   Net realized gain (loss)                                      189,216                430              4,339           (168,189)
   Net change in unrealized appreciation (depreciation)
      on investments                                             138,783            120,425            123,994            833,925
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             322,419            116,894            124,789            644,397
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           53,635             24,794             25,295             66,567
   Participant transfers                                         163,954            352,486             (1,688)           238,385
   Participant withdrawals                                        (3,579)           (45,625)           (63,767)          (123,025)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              214,010            331,655            (40,160)           181,927
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         536,429            448,549             84,629            826,324
NET ASSETS
   Beginning of period                                             5,065            180,190            538,917          1,845,272
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       541,494   $        628,739   $        623,546   $      2,671,596
                                                         ===============   ================   ================   ================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                            VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)   OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       358,616   $        170,281   $        (18,401)  $           (793)
   Net realized gain (loss)                                       49,871             35,821             (4,304)           (58,102)
   Net change in unrealized appreciation (depreciation)
      on investments                                            (230,552)           288,845            796,526            155,347
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             177,935            494,947            773,821             96,452
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          316,206             44,438             81,853             25,725
   Participant transfers                                        (212,827)           336,493            620,155             30,508
   Participant withdrawals                                    (1,571,012)          (245,584)          (163,395)           (50,779)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (1,467,633)           135,347            538,613              5,454
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                      (1,289,698)           630,294          1,312,434            101,906
NET ASSETS
   Beginning of period                                        13,229,961          2,441,291          2,473,873            395,493
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    11,940,263   $      3,071,585   $      3,786,307   $        497,399
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS            FOREIGN
                                                           VIP GROWTH         SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (34,136)  $          2,180   $            840   $         39,629
   Net realized gain (loss)                                     (237,629)            (5,200)            (2,479)            43,804
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,562,547            408,387            166,837          1,070,571
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,290,782            405,367            165,198          1,154,004
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          154,222             37,008             13,786            137,489
   Participant transfers                                         656,014             (2,978)           (33,319)        (1,278,535)
   Participant withdrawals                                      (217,522)          (165,073)           (35,825)          (223,203)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              592,714           (131,043)           (55,358)        (1,364,249)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,883,496            274,324            109,840           (210,245)
NET ASSETS
   Beginning of period                                         3,600,634          1,818,063            365,726          4,076,608
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     5,484,130   $      2,092,387   $        475,566   $      3,866,363
                                                         ===============   ================   ================   ================

                                                            TEMPLETON         TEMPLETON
                                                           GLOBAL ASSET         GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                            ALLOCATION        SECURITIES         TRUST JUNO         TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(4)      SUBACCOUNT(3)
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         3,589   $         16,714   $           (696)  $           (399)
   Net realized gain (loss)                                      (38,603)            (4,994)              (921)             1,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             101,005          1,031,514             (9,183)            15,637
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              65,991          1,043,234            (10,800)            16,588
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            9,881            106,547             50,005                310
   Participant transfers                                        (210,891)         2,220,346            188,237             86,936
   Participant withdrawals                                       (29,356)          (267,997)            (2,757)               (15)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (230,366)         2,058,896            235,485             87,231
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                        (164,375)         3,102,130            224,685            103,819
NET ASSETS
   Beginning of period                                           395,750          2,905,706                -                  -
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       231,375   $      6,007,836   $        224,685   $        103,819
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY       SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (442)  $         28,267   $         (1,879)  $        (10,745)
   Net realized gain (loss)                                          -              (62,280)           (73,394)          (292,600)
   Net change in unrealized appreciation (depreciation)
      on investments                                               7,760            208,890            216,750            738,413
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations               7,318            174,877            141,477            435,068
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               45              7,056             24,221             41,884
   Participant transfers                                         164,154           (447,801)          (166,861)          (106,550)
   Participant withdrawals                                            13            (31,307)           (32,480)           (95,509)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              164,212           (472,052)          (175,120)          (160,175)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         171,530           (297,175)           (33,643)           274,893
NET ASSETS
   Beginning of period                                               -            1,394,479          1,997,612            997,699
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       171,530   $      1,097,304   $      1,963,969   $      1,272,592
                                                         ===============   ================   ================   ================

                                                                                WANGER                              WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL                           SMALLER
                                                              FORTY            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (8,515)  $        (40,828)  $        (12,972)  $       (131,991)
   Net realized gain (loss)                                      (43,049)           (27,055)             3,119             95,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             543,098          2,758,939            370,296          5,118,251
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             491,534          2,691,056            360,443          5,081,610
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           37,673            204,857             38,816            417,090
   Participant transfers                                         198,922            406,412            173,277           (166,360)
   Participant withdrawals                                      (110,604)          (467,712)           (37,757)          (892,134)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              125,991            143,557            174,336           (641,404)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         617,525          2,834,613            534,779          4,440,206
NET ASSETS
   Beginning of period                                         1,321,283          5,759,363          1,166,633         12,273,864
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     1,938,808   $      8,593,976   $      1,701,412   $     16,714,070
                                                         ===============   ================   ================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 3, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception June 12, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

     The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

     The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

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                      SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)     income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2004 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2004 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

     Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2 % per year. Subsequent payments will vary to reflect whether the actual investment experience of the subaccount is better or worse than the assumed investment return.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                  $ 3,415,683                      $ 1,800,000
    Phoenix-AIM Growth Series                                                  196,094                        1,673,294
    Phoenix-Alger Small-Cap Growth Series                                      534,090                          243,163
    Phoenix-Alliance/Bernstein Enhanced Index Series                           167,446                          588,067
    Phoenix-Duff & Phelps Real Estate Securities Series                      2,075,939                        2,462,276
    Phoenix-Engemann Capital Growth Series                                     613,679                        2,318,118
    Phoenix-Engemann Growth and Income Series                                1,467,927                        1,067,672
    Phoenix-Engemann Small-Cap Growth Series                                   817,721                        1,139,261
    Phoenix-Engemann Strategic Allocation Series                             1,290,671                        1,432,109
    Phoenix-Engemann Value Equity Series                                     2,768,039                        3,485,611
    Phoenix-Goodwin Money Market Series                                      3,359,189                        5,048,438
    Phoenix-Goodwin Multi-Sector Fixed Income Series                         5,924,374                        2,744,254
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                      1,403,009                        9,331,176
    Phoenix-Kayne Rising Dividends Series                                       77,980                           91,739
    Phoenix-Kayne Small-Cap Quality Value Series                               145,631                           53,153
    Phoenix-Lazard International Equity Select Series                          834,499                          122,697
    Phoenix-Lazard Small-Cap Value Series                                      169,133                        1,344,319
    Phoenix-Lord Abbett Bond-Debenture Series                                  227,204                          117,492
    Phoenix-Lord Abbett Large-Cap Value Series                               2,888,226                          108,288
    Phoenix-Lord Abbett Mid-Cap Value Series                                   529,354                          108,862
    Phoenix-Northern Dow 30 Series                                             237,775                          469,636
    Phoenix-Northern Nasdaq-100 Index(R) Series                                163,833                          353,951
    Phoenix-Sanford Bernstein Mid-Cap Value Series                           3,305,099                        1,646,508
    Phoenix-Sanford Bernstein Small-Cap Value Series                         1,441,466                        1,269,945
    Phoenix-Seneca Mid-Cap Growth Series                                       938,439                          946,308
    Phoenix-Seneca Strategic Theme Series                                      139,000                          748,648

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                     $   418,779                      $   189,985
    AIM V.I. Mid-Cap Core Equity Fund                                          471,283                           32,792
    AIM V.I. Premier Equity Fund                                               355,304                          111,386

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                  883,351                          785,496

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                         1,276,067                        2,717,069
    Federated High Income Bond Fund II -- Primary Shares                       461,241                        1,317,068

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                              3,523,989                          558,736
    VIP Growth Opportunities Portfolio                                          63,998                          112,910
    VIP Growth Portfolio                                                       668,598                        2,493,250

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                              395,255                          241,505
    Templeton Developing Markets Securities Fund                                17,890                           76,801
    Templeton Foreign Securities Fund                                          497,115                          753,823
    Templeton Global Asset Allocation Fund                                      23,513                           23,330
    Templeton Growth Securities Fund                                           816,460                        2,621,217

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                             519,956                          173,297
    Rydex Variable Trust Nova Fund                                              81,157                           32,737
    Rydex Variable Trust Sector Rotation Fund                                   48,077                          132,840

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                      197,841                          172,496
    Scudder VIT Equity 500 Index Fund                                          632,726                          210,328

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                        93,995                          327,914

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                                247,211                          613,150
    Wanger International Small Cap                                           1,588,157                        1,914,109
    Wanger Select                                                              349,394                          251,824
    Wanger U.S. Smaller Companies                                              976,523                        2,172,435

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------       ---------       ---------      ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                       4,132,930       3,195,573       3,512,460      3,937,443
    Unit value                                                           $1.961565       $1.638787       $1.254047      $1.485367
    Net assets (thousands)                                                  $8,107          $5,237          $4,405         $5,849
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.99%           1.94%           1.04%              -
    Total return                                                            19.70%          30.68%        (15.57%)       (24.73%)

    PHOENIX-AIM GROWTH SERIES
    Accumulation units outstanding                                       7,035,687       8,297,831       8,893,972      8,663,421
    Unit value                                                           $1.172837       $1.135698       $0.948480      $1.345000
    Net assets (thousands)                                                  $8,252          $9,424          $8,436        $11,652
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.09%               -               -              -
    Total return                                                             3.27%          19.74%        (29.48%)       (24.54%)

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                         261,400         177,238           2,519              -
    Unit value                                                           $3.091925       $3.055179       $2.009913              -
    Net assets (thousands)                                                    $808            $541              $5              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                      -               -               -              -
    Total return                                                             1.20%          52.01%         (7.56%)              -

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                       1,805,999       2,083,479       2,503,633      2,274,969
    Unit value                                                           $1.697738       $1.559733       $1.246846      $1.648653
    Net assets (thousands)                                                  $3,066          $3,250          $3,122         $3,751
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.41%           1.08%           0.91%          0.73%
    Total return                                                             8.85%          25.09%        (24.37%)       (12.70%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                         942,031       1,157,244       1,118,110        941,521
    Unit value                                                           $5.970301       $4.472811       $3.264248      $2.938820
    Net assets (thousands)                                                  $5,624          $5,176          $3,650         $2,767
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.41%           3.50%           3.92%          4.11%
    Total return                                                            33.48%          37.02%          11.07%          5.66%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                       8,796,825      10,207,136      10,977,008     11,519,963
    Unit value                                                           $1.243065       $1.194945       $0.953279      $1.279366
    Net assets (thousands)                                                 $10,935         $12,197         $10,464        $14,738
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.83%           0.10%               -          0.06%
    Total return                                                             4.03%          25.35%        (25.49%)       (35.17%)

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
    Accumulation units outstanding                                       4,949,457       4,742,859       5,185,969      5,556,852
    Unit value                                                           $1.942618       $1.774378       $1.404702      $1.829312
    Net assets (thousands)                                                  $9,615          $8,416          $7,285        $10,165
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.23%           1.14%           0.77%          0.55%
    Total return                                                             9.48%          26.32%        (23.21%)        (9.00%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                         970,452       1,292,181       1,569,466      1,794,881
    Unit value                                                           $1.265266       $1.163923       $0.802132      $1.136916
    Net assets (thousands)                                                  $1,228          $1,504          $1,259         $2,041
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -          0.06%
    Total return                                                             8.71%          45.10%        (29.45%)       (27.39%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                       6,582,414       6,933,368       7,558,970      3,133,341
    Unit value                                                           $2.444022       $2.295021       $1.931926      $2.204724
    Net assets (thousands)                                                 $16,088         $15,912         $14,603         $6,908
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.60%           2.66%           2.82%          2.66%
    Total return                                                             6.49%          18.79%        (12.37%)          0.95%

    PHOENIX-ENGEMANN VALUE EQUITY SERIES
    Accumulation units outstanding                                       4,053,856       4,349,332       3,893,657      3,920,557
    Unit value                                                           $2.786142       $2.489877       $2.028229      $2.621675
    Net assets (thousands)                                                 $11,295         $10,829          $7,897        $10,278
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.89%           0.93%           0.87%          0.99%
    Total return                                                            11.90%          22.76%        (22.64%)       (18.70%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                       1,390,513       2,154,851       4,779,475      5,007,814
    Unit value                                                           $2.200907       $2.203421       $2.208309      $2.197158
    Net assets (thousands)                                                  $3,060          $4,748         $10,555        $11,003
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.75%           0.71%           1.41%          3.61%
    Total return                                                           (0.11%)         (0.22%)           0.51%          2.88%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                       3,486,737       2,536,859       2,551,105      2,466,687
    Unit value                                                           $2.993724       $2.827591       $2.490285      $2.284481
    Net assets (thousands)                                                 $10,438          $7,173          $6,353         $5,635
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  6.11%           6.69%           7.08%          8.81%
    Total return                                                             5.88%          13.54%           9.01%          5.13%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(7)
    Accumulation units outstanding                                       1,556,751       9,461,142               -              -
    Unit value                                                           $1.069161       $1.024219               -              -
    Net assets (thousands)                                                  $1,664          $9,690 *             -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                  3.33%           4.25%               -              -
    Total return                                                             4.39%           2.16%               -              -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES
    Accumulation units outstanding                                         386,841         394,881          34,007              -
    Unit value                                                           $2.368936       $2.271058       $1.924229              -
    Net assets (thousands)                                                    $916            $897             $65              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.38%           0.84%           1.53% *            -
    Total return                                                             4.31%          18.02%         (1.87%)              -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(6)
    Accumulation units outstanding                                         158,658         126,083           7,212              -
    Unit value                                                           $2.988741       $2.399542       $2.013063              -
    Net assets (thousands)                                                    $474            $303             $15              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  0.91%           1.76%           8.51% *            -
    Total return                                                            24.55%          19.20%           3.37%              -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(3)
    Accumulation units outstanding                                         549,655         276,536           9,558              -
    Unit value                                                           $2.819523       $2.455726       $1.908870              -
    Net assets (thousands)                                                  $1,550            $679             $18              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.37%           0.97%               - *            -
    Total return                                                            14.81%          28.65%          (5.44%)             -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(4)
    Accumulation units outstanding                                          94,702         552,831           9,951              -
    Unit value                                                           $3.044538       $2.686193       $1.950822              -
    Net assets (thousands)                                                    $288          $1,485             $19              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                      -           0.36%           0.41% *            -
    Total return                                                            13.34%          37.70%         (4.76%)              -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(5)
    Accumulation units outstanding                                         130,145          92,718          24,524              -
    Unit value                                                           $2.658123       $2.473825       $2.119874              -
    Net assets (thousands)                                                    $346            $229             $52              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  5.67%           5.75%           8.88% *            -
    Total return                                                             7.45%          16.70%           5.36%              -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
    Accumulation units outstanding                                       1,386,899         300,576          33,736              -
    Unit value                                                           $2.849845       $2.552819       $1.977903              -
    Net assets (thousands)                                                  $3,952            $767             $67              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.34%           0.71%           1.06% *            -
    Total return                                                            11.64%          29.07%         (6.60%)              -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
    Accumulation units outstanding                                         433,875         279,623          54,410              -
    Unit value                                                           $3.027942       $2.459306       $1.993820              -
    Net assets (thousands)                                                  $1,314            $688            $108              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  0.58%           0.74%           1.53% *            -
    Total return                                                            23.12%          23.35%         (1.78%)              -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                       1,428,640       1,568,068       1,526,936      1,604,296
    Unit value                                                           $1.920023       $1.851003       $1.466058      $1.750736
    Net assets (thousands)                                                  $2,743          $2,902          $2,239         $2,809
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.61%           1.69%           1.19%          1.34%
    Total return                                                             3.73%          26.26%        (16.26%)        (6.83%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                       1,520,346       1,776,672       1,116,920        814,367
    Unit value                                                           $0.825852       $0.757328       $0.513413      $0.829966
    Net assets (thousands)                                                  $1,256          $1,346            $573           $676
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.55%               -               -              -
    Total return                                                             9.05%          47.51%        (38.14%)       (33.68%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                       1,687,253       1,346,615       1,494,248        993,605
    Unit value                                                           $4.312269       $3.613947       $2.586820      $2.854356
    Net assets (thousands)                                                  $7,276          $4,867          $3,865         $2,836
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.17%           0.19%           0.93%          1.70%
    Total return                                                            19.32%          39.71%         (9.37%)         21.88%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
    Accumulation units outstanding                                       1,052,510       1,077,572       1,723,827        436,905
    Unit value                                                           $3.896547       $3.205162       $2.248179      $2.480328
    Net assets (thousands)                                                  $4,101          $3,454          $3,875         $1,084
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -           0.71%          1.77%
    Total return                                                            21.57%          42.57%         (9.36%)         14.71%

    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                       2,887,306       2,844,847       3,145,511      3,245,728
    Unit value                                                           $2.088912       $1.975101       $1.546985      $2.312642
    Net assets (thousands)                                                  $6,031          $5,619          $4,866         $7,506
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                             5.76%          27.67%        (33.11%)       (25.96%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                       2,665,988       3,067,704       3,532,260      4,571,050
    Unit value                                                           $1.518527       $1.453302       $1.068399      $1.658133
    Net assets (thousands)                                                  $4,048          $4,458          $3,774         $7,579
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                             4.49%          36.03%        (35.57%)       (28.02%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(1)
    Accumulation units outstanding                                         502,611         368,083         135,400         35,572
    Unit value                                                           $1.804926       $1.708144       $1.330799      $1.775290
    Net assets (thousands)                                                    $907            $629            $180            $63
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90% *
    Investment income ratio                                                      -               -               -              - *
    Total return                                                             5.67%          28.35%        (25.04%)       (11.24%)

    AIM V.I. MID-CAP CORE EQUITY FUND(10)
    Accumulation units outstanding                                         419,722               -               -              -
    Unit value                                                           $1.016770               -               -              -
    Net assets (thousands)                                                    $427               -               -              -
    Mortality and expense ratio                                              0.90% *             -               -              -
    Investment income ratio                                                  1.93% *             -               -              -
    Total return                                                             1.91%               -               -              -

    AIM V.I. PREMIER EQUITY FUND
    Accumulation units outstanding                                         581,112         409,852         439,078        160,449
    Unit value                                                           $1.594737       $1.521397       $1.227383      $1.775918
    Net assets (thousands)                                                    $927            $624            $539           $285
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.60%           0.30%           0.41%          0.44%
    Total return                                                             4.82%          23.95%        (30.89%)       (11.20%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                       2,527,897       2,388,466       2,202,602      1,557,149
    Unit value                                                           $1.199237       $1.118541       $0.837769      $1.279155
    Net assets (thousands)                                                  $3,032          $2,672          $1,845         $1,992
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -           0.01%              -
    Total return                                                             7.21%          33.51%        (34.51%)       (16.69%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                       3,878,916       4,615,429       5,187,825      2,790,667
    Unit value                                                           $2.656302       $2.587032       $2.550194      $2.359840
    Net assets (thousands)                                                 $10,304         $11,940         $13,230         $6,586
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  4.68%           3.66%           3.07%          2.78%
    Total return                                                             2.68%           1.44%           8.07%          6.06%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                         909,692       1,367,191       1,316,098        850,378
    Unit value                                                           $2.459318       $2.246640       $1.854946      $1.846158
    Net assets (thousands)                                                  $2,237          $3,072          $2,441         $1,570
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  8.36%           7.41%           8.90%          8.42%
    Total return                                                             9.47%          21.12%           0.48%          0.47%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                       3,599,292       2,021,757       1,681,936        758,715
    Unit value                                                           $2.140616       $1.872781       $1.472338      $1.640310
    Net assets (thousands)                                                  $7,705          $3,786          $2,474         $1,245
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.19%           0.31%           0.55%          0.43%
    Total return                                                            14.30%          27.20%        (10.24%)       (13.16%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                         310,972         342,225         349,645        300,360
    Unit value                                                           $1.542026       $1.453429       $1.131126      $1.461765
    Net assets (thousands)                                                    $480            $497            $395           $439
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.47%           0.73%           0.79%          0.18%
    Total return                                                             6.10%          28.49%        (22.62%)       (15.22%)

    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                       2,782,368       4,346,850       3,755,437      1,444,877
    Unit value                                                           $1.291089       $1.261633       $0.958779      $1.386087
    Net assets (thousands)                                                  $3,592          $5,484          $3,601         $2,003
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.19%           0.18%           0.09%              -
    Total return                                                             2.33%          31.59%        (30.83%)       (18.47%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                         866,912         808,785         871,565        676,162
    Unit value                                                           $2.887648       $2.587076       $2.085973      $2.386848
    Net assets (thousands)                                                  $2,503          $2,092          $1,818         $1,614
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.77%           1.03%           0.94%          1.64%
    Total return                                                            11.62%          24.02%        (12.61%)          6.08%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                         185,286         212,294         247,529        319,285
    Unit value                                                           $2.768561       $2.240130       $1.477507      $1.493112
    Net assets (thousands)                                                    $513            $476            $366           $477
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.83%           1.15%           1.46%          0.85%
    Total return                                                            23.59%          51.62%         (1.05%)        (8.92%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                       1,922,084       2,056,589       2,841,143      1,794,618
    Unit value                                                           $2.208263       $1.879989       $1.434848      $1.777901
    Net assets (thousands)                                                  $4,244          $3,866          $4,077         $3,191
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.07%           1.85%           1.57%          2.54%
    Total return                                                            17.46%          31.02%        (19.30%)       (16.76%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                          93,852          95,797         214,268        231,587
    Unit value                                                           $2.769743       $2.415252       $1.846982      $1.949284
    Net assets (thousands)                                                    $260            $231            $396           $451
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.89%           2.51%           1.83%          1.37%
    Total return                                                            14.68%          30.77%         (5.25%)       (10.76%)

    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                       1,663,760       2,396,022       1,517,466      1,022,506
    Unit value                                                           $2.883102       $2.507432       $1.914842      $2.370542
    Net assets (thousands)                                                  $4,797          $6,008          $2,906         $2,424
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.36%           1.41%           2.43%         15.82%
    Total return                                                            14.98%          30.95%        (19.22%)        (2.20%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND
    Accumulation units outstanding                                         545,039         213,216               -              -
    Unit value                                                           $0.932922       $1.053789               -              -
    Net assets (thousands)                                                    $508            $225               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                      -               - *             -              -
    Total return                                                          (11.47%)           9.53%               -              -

    RYDEX VARIABLE TRUST NOVA FUND(9)
    Accumulation units outstanding                                         122,320          85,259               -              -
    Unit value                                                           $1.383214       $1.217710               -              -
    Net assets (thousands)                                                    $169            $104               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                  0.05%               - *             -              -
    Total return                                                            13.59%          16.09%               -              -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(8)
    Accumulation units outstanding                                          73,604         148,483               -              -
    Unit value                                                           $1.267487       $1.155222               -              -
    Net assets (thousands)                                                     $93            $172               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                      -               - *             -              -
    Total return                                                             9.72%          14.74%               -              -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                         758,078         747,553       1,255,478        724,284
    Unit value                                                           $1.731994       $1.467860       $1.110715      $1.429549
    Net assets (thousands)                                                  $1,313          $1,097          $1,394         $1,035
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.37%           3.82%           2.15%              -
    Total return                                                            17.99%          32.15%        (22.30%)       (25.37%)

    SCUDDER VIT EQUITY 500 INDEX FUND(2)
    Accumulation units outstanding                                       1,138,638         943,487       1,218,795         58,178
    Unit value                                                           $2.281384       $2.081609       $1.639006      $2.109585
    Net assets (thousands)                                                  $2,598          $1,964          $1,998           $123
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90% *
    Investment income ratio                                                  1.09%           0.76%           3.36%              - *
    Total return                                                             9.60%          27.00%        (23.02%)          1.65%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                       1,808,264       2,213,342       2,541,191      3,976,109
    Unit value                                                           $0.560423       $0.574964       $0.392611      $0.776341
    Net assets (thousands)                                                  $1,013          $1,273            $998         $3,087
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                           (2.53%)          46.45%        (49.43%)       (49.32%)

WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT
    Accumulation units outstanding                                         624,144         759,381         724,347        794,005
    Unit value                                                           $3.145953       $2.553139       $1.824102      $2.172990
    Net assets (thousands)                                                  $1,964          $1,939          $1,321         $1,725
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.31%           0.31%               -          0.11%
    Total return                                                            23.22%          39.97%        (16.06%)       (27.28%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                       3,749,416       3,855,941        3,812,233     3,864,179
    Unit value                                                           $2.877303       $2.228762        $1.510758     $1.769192
    Net assets (thousands)                                                 $10,788          $8,594           $5,759        $6,836
    Mortality and expense ratio                                              0.90%           0.90%            0.90%         0.90%
    Investment income ratio                                                  0.72%           0.31%                -             -
    Total return                                                            29.10%          47.53%         (14.61%)      (21.98%)

    WANGER SELECT
    Accumulation units outstanding                                         566,930         532,968          473,442       453,082
    Unit value                                                           $3.774378       $3.192336        $2.464155     $2.691578
    Net assets (thousands)                                                  $2,140          $1,701           $1,167        $1,220
    Mortality and expense ratio                                              0.90%           0.90%            0.90%         0.90%
    Investment income ratio                                                      -               -                -             -
    Total return                                                            18.23%          29.55%          (8.45%)         8.11%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                       5,799,949       6,159,020       6,419,381      6,700,035
    Unit value                                                           $3.182376       $2.713755       $1.911988      $2.319212
    Net assets (thousands)                                                 $18,458         $16,714         $12,274        $15,539
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -          0.06%
    Total return                                                            17.27%          41.93%        (17.56%)         10.38%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception May 10, 2001 to December 31, 2001.
 (2) From inception November 7, 2001 to December 31, 2001.
 (3) From inception August 22, 2002 to December 31, 2002.
 (4) From inception August 29, 2002 to December 31, 2002.
 (5) From inception October 22, 2002 to December 31, 2002.
 (6) From inception June 3, 2003 to December 31, 2003.
 (7) From inception June 6, 2003 to December 31, 2003.
 (8) From inception June 12, 2003 to December 31, 2003.
 (9) From inception June 16, 2003 to December 31, 2003.
(10) From inception December 3, 2004 to December 31, 2004.
   * Annualized.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                              PHOENIX-                                                       PHOENIX-ALLIANCE/
                                              ABERDEEN                                  PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL           PHOENIX-AIM            SMALL-CAP            ENHANCED INDEX
                                               SERIES             GROWTH SERIES         GROWTH SERIES              SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,195,573             8,297,831                177,238              2,083,479
Participant deposits                                56,840               240,986                 14,963                 26,644
Participant transfers                            1,172,500(e)           (885,195)                81,106               (106,077)
Participant withdrawals                           (291,983)             (617,935)               (11,907)              (198,047)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,132,930             7,035,687                261,400              1,805,999
                                         =====================================================================================

                                           PHOENIX-DUFF &           PHOENIX-              PHOENIX-               PHOENIX-
                                            PHELPS REAL             ENGEMANN              ENGEMANN            ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH          GROWTH AND             CAP GROWTH
                                               SERIES                SERIES             INCOME SERIES             SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           1,157,244            10,207,136              4,742,859              1,292,181
Participant deposits                                22,989               394,216                113,684                 22,719
Participant transfers                             (159,703)           (1,103,965)               470,456(b)            (197,337)(c)
Participant withdrawals                            (78,499)             (700,562)              (377,542)              (147,111)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   942,031             8,796,825              4,949,457                970,452
                                         =====================================================================================

                                              PHOENIX-                                                            PHOENIX-
                                              ENGEMANN               PHOENIX-             PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC            ENGEMANN VALUE        GOODWIN MONEY           SECTOR FIXED
                                         ALLOCATION SERIES        EQUITY SERIES         MARKET SERIES          INCOME SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           6,933,368             4,349,332              2,154,851              2,536,859
Participant deposits                               207,996                86,069                149,595                 56,461
Participant transfers                             (118,250)              (50,788)(d)           (440,446)             1,348,832(a)
Participant withdrawals                           (440,700)             (330,757)              (473,487)              (455,415)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 6,582,414             4,053,856              1,390,513              3,486,737
                                         =====================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                              PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                             TERM BOND          RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                               SERIES                SERIES                SERIES                  SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           9,461,142               394,881                126,083                276,536
Participant deposits                                79,594                 3,931                  1,878                 18,401
Participant transfers                            1,049,067                14,421                 43,556                277,288
Participant withdrawals                         (9,033,052)              (26,392)               (12,859)               (22,570)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,556,751               386,841                158,658                549,655
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                          PHOENIX-LAZARD          PHOENIX-LORD          PHOENIX-LORD            PHOENIX-LORD
                                          SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP         ABBETT MID-CAP
                                              SERIES            DEBENTURE SERIES        VALUE SERIES            VALUE SERIES
                                         -----------------      ----------------      -----------------       ----------------
Accumulation units outstanding,
   beginning of period                             552,831                92,718                300,576                279,623
Participant deposits                                 3,837                   987                 21,695                  1,981
Participant transfers                             (455,868)               52,226              1,108,013                174,429
Participant withdrawals                             (6,098)              (15,786)               (43,385)               (22,158)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    94,702               130,145              1,386,899                433,875
                                         =====================================================================================

                                              PHOENIX-               PHOENIX-           PHOENIX-SANFORD       PHOENIX-SANFORD
                                          NORTHERN DOW 30        NORTHERN NASDAQ-        BERNSTEIN MID-       BERNSTEIN SMALL-
                                              SERIES           100 INDEX(R) SERIES      CAP VALUE SERIES      CAP VALUE SERIES
                                         -----------------     -------------------      ----------------      ----------------
Accumulation units outstanding,
   beginning of period                           1,568,068               1,776,672             1,346,615             1,077,572
Participant deposits                                26,353                  31,661                34,237                29,110
Participant transfers                              (26,975)               (100,170)              463,408                20,190
Participant withdrawals                           (138,806)               (187,817)             (157,007)              (74,362)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,428,640               1,520,346             1,687,253             1,052,510
                                         =====================================================================================

                                          PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                          MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION          AIM V.I. MID-CAP
                                              SERIES                 SERIES                  FUND              CORE EQUITY FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,844,847             3,067,704                368,083                      -
Participant deposits                               108,845                87,824                 14,825                    238
Participant transfers                              217,140              (281,929)               219,288                442,025(f)
Participant withdrawals                           (283,526)             (207,611)               (99,585)               (22,541)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,887,306             2,665,988                502,611                419,722
                                         =====================================================================================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                ALGER AMERICAN             FOR U.S.              INCOME BOND
                                          AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT              FUND II --
                                            EQUITY FUND            PORTFOLIO             SECURITIES II          PRIMARY SHARES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             409,852             2,388,466              4,615,429              1,367,191
Participant deposits                                17,733                77,672                110,427                 15,112
Participant transfers                              169,587               343,803               (392,605)              (338,182)
Participant withdrawals                            (16,060)             (282,044)              (454,335)              (134,429)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   581,112             2,527,897              3,878,916                909,692
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                   VIP GROWTH
                                         VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            MUTUAL SHARES
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO           SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,021,757               342,225              4,346,850                808,785
Participant deposits                                34,531                 6,468                 88,656                 14,611
Participant transfers                            1,753,885                10,369             (1,341,017)                85,714
Participant withdrawals                           (210,881)              (48,090)              (312,121)               (42,198)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,599,292               310,972              2,782,368                866,912
                                         =====================================================================================

                                             TEMPLETON
                                             DEVELOPING             TEMPLETON             TEMPLETON              TEMPLETON
                                              MARKETS                FOREIGN             GLOBAL ASSET             GROWTH
                                          SECURITIES FUND        SECURITIES FUND       ALLOCATION FUND        SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             212,294             2,056,589                 95,797              2,396,022
Participant deposits                                 4,327                61,801                  6,867                 47,551
Participant transfers                               (8,456)              (56,674)                (4,870)              (660,272)
Participant withdrawals                            (22,879)             (139,632)                (3,942)              (119,541)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   185,286             1,922,084                 93,852              1,663,760
                                         =====================================================================================

                                                                                                                SCUDDER VIT
                                                                                       RYDEX VARIABLE         EAFE(R) EQUITY
                                          RYDEX VARIABLE        RYDEX VARIABLE          TRUST SECTOR               INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND         ROTATION FUND               FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             213,216                85,259                148,483                747,553
Participant deposits                                37,133                 7,037                    264                  4,618
Participant transfers                              315,231                51,885                (66,021)                57,451
Participant withdrawals                            (20,541)              (21,861)                (9,122)               (51,544)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   545,039               122,320                 73,604                758,078
                                         =====================================================================================

                                            SCUDDER VIT                                    WANGER                 WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY          INTERNATIONAL           INTERNATIONAL
                                               FUND                PORTFOLIO               SELECT                SMALL CAP
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             943,487             2,213,342                759,381              3,855,941
Participant deposits                                 6,283               108,412                 14,273                 92,697
Participant transfers                              223,020               (99,252)               (95,805)                80,601
Participant withdrawals                            (34,152)             (414,238)               (53,705)              (279,823)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,138,638             1,808,264                624,144              3,749,416
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                  WANGER U.S.
                                                                    SMALLER
                                           WANGER SELECT           COMPANIES
                                         -----------------      ---------------
Accumulation units outstanding,
   beginning of period                             532,968            6,159,020
Participant deposits                                 9,944              128,815
Participant transfers                               55,349              (20,478)
Participant withdrawals                            (31,331)            (467,408)
                                         --------------------------------------
Accumulation units outstanding,
   end of period                                   566,930            5,799,949
                                         ======================================

(a) Participant transfers include units transferred in from Janus flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                             PHOENIX-                                 PHOENIX-ALLIANCE/      PHOENIX-ALLIANCE/
                                             ABERDEEN             PHOENIX-AIM             BERNSTEIN              BERNSTEIN
                                           INTERNATIONAL         MID-CAP EQUITY         ENHANCED INDEX         GROWTH + VALUE
                                              SERIES                 SERIES                 SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,512,460               467,846              2,503,633                560,686
Participant deposits                                68,679                10,119                 92,887                 13,347
Participant transfers                             (157,197)             (288,392)              (348,441)              (376,399)
Participant withdrawals                           (228,369)              (33,878)              (164,600)               (13,837)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,195,573               155,695              2,083,479                183,797
                                         =====================================================================================

                                           PHOENIX-DUFF &            PHOENIX-              PHOENIX-
                                            PHELPS REAL              ENGEMANN           ENGEMANN SMALL           PHOENIX-
                                         ESTATE SECURITIES        CAPITAL GROWTH          & MID-CAP            GOODWIN MONEY
                                              SERIES                  SERIES            GROWTH SERIES          MARKET SERIES
                                         -----------------       ---------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           1,118,110            10,977,008              1,569,466              4,779,475
Participant deposits                                21,290               499,241                 19,667                175,236
Participant transfers                               95,651              (421,289)              (246,881)            (1,948,150)
Participant withdrawals                            (77,807)             (847,824)               (50,071)              (851,710)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,157,244            10,207,136              1,292,181              2,154,851
                                         =====================================================================================

                                                                     PHOENIX-
                                              PHOENIX-            GOODWIN MULTI-
                                           GOODWIN MULTI-          SECTOR SHORT          PHOENIX-JANUS         PHOENIX-KAYNE
                                            SECTOR FIXED             TERM BOND          FLEXIBLE INCOME       RISING DIVIDENDS
                                           INCOME SERIES              SERIES                SERIES                 SERIES
                                         -----------------       ---------------       ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,551,105                     -              2,252,458                 34,007
Participant deposits                                54,487             9,059,436                 26,393                    194
Participant transfers                              230,346               401,901               (249,951)               371,742
Participant withdrawals                           (299,079)                 (195)              (187,290)               (11,062)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,536,859             9,461,142              1,841,610                394,881
                                         =====================================================================================

                                          PHOENIX-KAYNE           PHOENIX-LAZARD
                                            SMALL-CAP             INTERNATIONAL          PHOENIX-LAZARD       PHOENIX-LAZARD
                                          QUALITY VALUE           EQUITY SELECT         SMALL-CAP VALUE       U.S. MULTI-CAP
                                             SERIES                  SERIES                 SERIES                SERIES
                                         -----------------       ---------------       ----------------      -----------------
Accumulation units outstanding,
   beginning of period                               7,212                 9,558                  9,951                    499
Participant deposits                                 7,302                25,325                  1,563                    196
Participant transfers                              111,887               268,621                543,188                 37,984
Participant withdrawals                               (318)              (26,968)                (1,871)                  (266)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   126,083               276,536                552,831                 38,413
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            PHOENIX-LORD
                                            ABBETT BOND-          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS
                                              DEBENTURE         ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                               SERIES             VALUE SERIES           VALUE SERIES           STOCK SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                              24,524                33,736                54,410               8,893,972
Participant deposits                                70,092                20,532                 6,330                 353,235
Participant transfers                                  175               266,036               224,845                (240,683)
Participant withdrawals                             (2,073)              (19,728)               (5,962)               (708,693)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    92,718               300,576               279,623               8,297,831
                                         =====================================================================================

                                            PHOENIX-MFS                                    PHOENIX-           PHOENIX-NORTHERN
                                             INVESTORS            PHOENIX-MFS              NORTHERN              NASDAQ-100
                                            TRUST SERIES         VALUE SERIES            DOW 30 SERIES         INDEX(R) SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                             105,165             1,317,927             1,526,936               1,116,920
Participant deposits                                   384                19,101                13,808                  94,422
Participant transfers                               31,440              (186,197)              212,535                 622,732
Participant withdrawals                               (190)              (59,723)             (185,211)                (57,402)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   136,799             1,091,108             1,568,068               1,776,672
                                         =====================================================================================

                                              PHOENIX-             PHOENIX-
                                          OAKHURST GROWTH          OAKHURST                PHOENIX-            PHOENIX-SANFORD
                                             AND INCOME            STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                               SERIES          ALLOCATION SERIES         EQUITY SERIES          VALUE SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                           5,185,969             7,558,970             3,893,657                 241,114
Participant deposits                               196,375               200,038               117,066                  13,094
Participant transfers                             (329,524)             (168,028)              573,957                  64,280
Participant withdrawals                           (309,961)             (657,612)             (235,348)                (16,485)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,742,859             6,933,368             4,349,332                 302,003
                                         =====================================================================================

                                          PHOENIX-SANFORD       PHOENIX-SANFORD         PHOENIX-SENECA         PHOENIX-SENECA
                                           BERNSTEIN MID-       BERNSTEIN SMALL-        MID-CAP GROWTH         STRATEGIC THEME
                                          CAP VALUE SERIES      CAP VALUE SERIES            SERIES                 SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                           1,494,249             1,723,827             3,145,511               3,532,260
Participant deposits                                36,738                30,033               148,142                  85,311
Participant transfers                               (2,172)             (579,559)             (215,906)               (289,126)
Participant withdrawals                           (182,200)              (96,729)             (232,900)               (260,741)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,346,615             1,077,572             2,844,847               3,067,704
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            PHOENIX-STATE
                                           STREET RESEARCH      AIM V.I. CAPITAL                               ALGER AMERICAN
                                              SMALL-CAP           APPRECIATION         AIM V.I. PREMIER          LEVERAGED
                                            GROWTH SERIES             FUND               EQUITY FUND          ALLCAP PORTFOLIO
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                               2,519               135,400                439,078              2,202,602
Participant deposits                                20,360                17,273                 18,962                 66,719
Participant transfers                              155,750               244,001                 (1,309)               238,031
Participant withdrawals                             (1,391)              (28,591)               (46,879)              (118,886)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   177,238               368,083                409,852              2,388,466
                                         =====================================================================================

                                           FEDERATED FUND        FEDERATED HIGH
                                              FOR U.S.            INCOME BOND                                    VIP GROWTH
                                             GOVERNMENT            FUND II --          VIP CONTRAFUND(R)       OPPORTUNITIES
                                           SECURITIES II         PRIMARY SHARES            PORTFOLIO             PORTFOLIO
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           5,187,825             1,316,098              1,681,936                349,646
Participant deposits                               123,012                21,894                 49,540                 19,672
Participant transfers                              (81,345)              147,962                386,627                 14,986
Participant withdrawals                           (614,063)             (118,763)               (96,346)               (42,079)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,615,429             1,367,191              2,021,757                342,225
                                         =====================================================================================

                                                                                          TEMPLETON
                                                                                          DEVELOPING             TEMPLETON
                                             VIP GROWTH           MUTUAL SHARES            MARKETS                FOREIGN
                                             PORTFOLIO          SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           3,755,436               871,565                247,529              2,841,143
Participant deposits                               144,138                16,267                  8,153                 87,764
Participant transfers                              646,354                (6,435)               (21,050)              (728,400)
Participant withdrawals                           (199,078)              (72,612)               (22,338)              (143,918)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,346,850               808,785                212,294              2,056,589
                                         =====================================================================================

                                              TEMPLETON             TEMPLETON
                                             GLOBAL ASSET            GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                           ALLOCATION FUND       SECURITIES FUND        TRUST JUNO FUND        TRUST NOVA FUND
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                             214,268             1,517,466                      -                      -
Participant deposits                                 5,028                52,515                 45,111                    274
Participant transfers                             (110,194)              963,448                170,616                 84,998
Participant withdrawals                            (13,305)             (137,407)                (2,511)                   (13)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    95,797             2,396,022                213,216                 85,259
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                          RYDEX VARIABLE           SCUDDER VIT              SCUDDER VIT
                                           TRUST SECTOR           EAFE(R) EQUITY         EQUITY 500 INDEX          TECHNOLOGY
                                          ROTATION FUND             INDEX FUND                 FUND                 PORTFOLIO
                                         ---------------          --------------         ----------------         -----------
Accumulation units outstanding,
   beginning of period                                 -               1,255,478                1,218,795           2,541,191
Participant deposits                                  51                   6,006                   13,228              88,018
Participant transfers                            148,432                (488,415)                (271,655)           (224,651)
Participant withdrawals                                -                 (25,516)                 (16,881)           (191,216)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 148,483                 747,553                  943,487           2,213,342
                                         ====================================================================================

                                                                      WANGER                                      WANGER U.S.
                                          WANGER FOREIGN           INTERNATIONAL                                    SMALLER
                                              FORTY                  SMALL CAP            WANGER TWENTY            COMPANIES
                                          --------------          --------------         ----------------         -----------
Accumulation units outstanding,
   beginning of period                           724,347               3,812,233                  473,442           6,419,381
Participant deposits                              19,450                 119,663                   13,727             187,057
Participant transfers                             71,110                 196,545                   58,837             (38,918)
Participant withdrawals                          (55,526)               (272,500)                 (13,038)           (408,500)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 759,381               3,855,941                  532,968           6,159,020
                                         ====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $93,822, $105,316 and $98,347 during the years ended December 31, 2004, 2003 and 2002, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $555,092, $575,453 and $430,633 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

     On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

     On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

     On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

     On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

     On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

     On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

     Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

     At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

     Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

     The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

     Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

     Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

     Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option
1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)- VA (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

          The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y

               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 2




                                [LOGO] PHOENIX(R)

                 VA0217AR2 (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                   INTERNATIONAL           GROWTH                GROWTH           ENHANCED INDEX
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       5,055,829    $       7,593,298    $         323,049    $       1,873,000
                                                 =================    =================    =================    =================
   Investment at market                          $       4,569,294    $       4,844,600    $         365,027    $       1,438,796
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,569,294            4,844,600              365,027            1,438,796
LIABILITIES
   Accrued expenses                                          4,701                5,058                  372                1,492
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,564,593    $       4,839,542    $         364,655    $       1,437,304
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,426,108            4,120,846              118,937              874,750
                                                 =================    =================    =================    =================
Unit value                                       $        1.881447    $        1.174405    $        3.065944    $        1.643102
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-             PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-             ENGEMANN             ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                                 ESTATE SECURITIES     CAPITAL GROWTH           INCOME               GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       2,805,754    $      14,364,019    $       7,519,011    $       1,055,019
                                                 =================    =================    =================    =================
   Investment at market                          $       4,344,395    $       7,693,160    $       6,895,574    $         906,383
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,344,395            7,693,160            6,895,574              906,383
LIABILITIES
   Accrued expenses                                          4,499                8,146                7,214                  936
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,339,896    $       7,685,014    $       6,888,360    $         905,447
                                                 =================    =================    =================    =================
Accumulation units outstanding                             747,226            6,295,513            3,660,201              779,796
                                                 =================    =================    =================    =================
Unit value                                       $        5.808011    $        1.220713    $        1.881962    $        1.161134
                                                 =================    =================    =================    =================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                                     STRATEGIC         ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                                    ALLOCATION             EQUITY               MARKET               INCOME
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       7,974,896    $       7,232,402    $       1,402,874    $       7,718,217
                                                 =================    =================    =================    =================
   Investment at market                          $       8,111,265    $       7,080,530    $       1,402,874    $       8,186,988
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       8,111,265            7,080,530            1,402,874            8,186,988
LIABILITIES
   Accrued expenses                                          8,496                7,397                1,554                8,795
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       8,102,769    $       7,073,133    $       1,401,320    $       8,178,193
                                                 =================    =================    =================    =================
Accumulation units outstanding                           3,443,342            2,657,066              649,771            2,786,584
                                                 =================    =================    =================    =================
Unit value                                       $        2.353170    $        2.662009    $        2.156637    $        2.934845
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-
                                                  GOODWIN MULTI-                            PHOENIX-KAYNE        PHOENIX-LAZARD
                                                   SECTOR SHORT        PHOENIX-KAYNE          SMALL-CAP           INTERNATIONAL
                                                     TERM BOND        RISING DIVIDENDS      QUALITY VALUE         EQUITY SELECT
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,242,258    $         586,125    $         313,080    $         847,281
                                                 =================    =================    =================    =================
   Investment at market                          $       1,256,922    $         667,163    $         381,753    $       1,016,592
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,256,922              667,163              381,753            1,016,592
LIABILITIES
   Accrued expenses                                          1,324                  700                  370                1,021
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,255,598    $         666,463    $         381,383    $       1,015,571
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,180,968              283,717              128,688              363,247
                                                 =================    =================    =================    =================
Unit value                                       $        1.063194    $        2.349042    $        2.963636    $        2.795817
                                                 =================    =================    =================    =================

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE         DEBENTURE             VALUE                VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         140,176    $         288,860    $       1,960,196    $         535,892
                                                 =================    =================    =================    =================
   Investment at market                          $         186,469    $         296,761    $       2,307,739    $         715,979
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         186,469              296,761            2,307,739              715,979
LIABILITIES
   Accrued expenses                                            200                  312                2,389                  731
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         186,269    $         296,449    $       2,305,350    $         715,248
                                                 =================    =================    =================    =================
Accumulation units outstanding                              61,700              112,471              815,790              238,220
                                                 =================    =================    =================    =================
Unit value                                       $        3.018964    $        2.635783    $        2.825910    $        3.002474
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                     PHOENIX-             NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     NORTHERN            NASDAQ-100          BERNSTEIN MID-     BERNSTEIN SMALL-
                                                      DOW 30              INDEX(R)            CAP VALUE            CAP VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,024,304    $         951,435    $       4,880,757    $       3,005,955
                                                 =================    =================    =================    =================
   Investment at market                          $       1,093,586    $         990,971    $       6,225,509    $       3,876,018
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,093,586              990,971            6,225,509            3,876,018
LIABILITIES
   Accrued expenses                                          1,123                1,039                6,486                4,005
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,092,463    $         989,932    $       6,219,023    $       3,872,013
                                                 =================    =================    =================    =================
Accumulation units outstanding                             555,932            1,160,569            1,357,885            1,086,266
                                                 =================    =================    =================    =================
Unit value                                       $        1.965102    $        0.852970    $        4.579933    $        3.564517
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       6,338,076    $       8,090,810    $         963,118    $         331,201
                                                 =================    =================    =================    =================
   Investment at market                          $       4,019,442    $       3,818,737    $       1,060,693    $         322,952
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,019,442            3,818,737            1,060,693              322,952
LIABILITIES
   Accrued expenses                                          4,212                4,068                1,108                  308
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,015,230    $       3,814,669    $       1,059,585    $         322,644
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,972,091            2,599,423              596,717              317,415
                                                 =================    =================    =================    =================
Unit value                                       $        2.036027    $        1.467506    $        1.775690    $        1.016476
                                                 =================    =================    =================    =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                       ALGER AMERICAN           FOR U.S.           INCOME BOND
                                                 AIM V.I. PREMIER        LEVERAGED            GOVERNMENT             FUND II --
                                                      EQUITY               ALLCAP            SECURITIES II        PRIMARY SHARES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         620,177    $       1,464,681    $       5,971,740    $       2,042,344
                                                 =================    =================    =================    =================
   Investment at market                          $         582,607    $       1,737,617    $       6,238,477    $       2,132,382
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         582,607            1,737,617            6,238,477            2,132,382
LIABILITIES
   Accrued expenses                                            594                1,844                6,595                2,193
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         582,013    $       1,735,773    $       6,231,882    $       2,130,189
                                                 =================    =================    =================    =================
Accumulation units outstanding                             336,775            1,479,604            2,432,051              878,233
                                                 =================    =================    =================    =================
Unit value                                       $        1.728194    $        1.173133    $        2.562398    $        2.425540
                                                 =================    =================    =================    =================

                                                                          VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       3,446,468    $         491,392    $       2,231,662    $       1,162,018
                                                 =================    =================    =================    =================
   Investment at market                          $       4,434,870    $         566,329    $       2,482,542    $       1,364,134
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,434,870              566,329            2,482,542            1,364,134
LIABILITIES
   Accrued expenses                                          4,588                  592                2,600                1,393
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,430,282    $         565,737    $       2,479,942    $       1,362,741
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,124,449              378,409            1,926,622              485,806
                                                 =================    =================    =================    =================
Unit value                                       $        2.085379    $        1.495040    $        1.287197    $        2.805116
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                     TEMPLETON
                                                    DEVELOPING           TEMPLETON            TEMPLETON            TEMPLETON
                                                      MARKETS             FOREIGN            GLOBAL ASSET            GROWTH
                                                    SECURITIES           SECURITIES           ALLOCATION           SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         242,458    $       2,576,652    $         102,490    $       2,039,325
                                                 =================    =================    =================    =================
   Investment at market                          $         313,937    $       2,508,811    $         106,750    $       2,321,442
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         313,937            2,508,811              106,750            2,321,442
LIABILITIES
   Accrued expenses                                            324                2,597                  111                2,411
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         313,613    $       2,506,214    $         106,639    $       2,319,031
                                                 =================    =================    =================    =================
Accumulation units outstanding                             115,349            1,126,796               38,881              798,428
                                                 =================    =================    =================    =================
Unit value                                       $        2.718827    $        2.224195    $        2.742704    $        2.904497
                                                 =================    =================    =================    =================

                                                                                            RYDEX VARIABLE         SCUDDER VIT
                                                  RYDEX VARIABLE         RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                    TRUST JUNO            TRUST NOVA           ROTATION              INDEX
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         165,789    $          90,249    $         151,774    $         660,566
                                                 =================    =================    =================    =================
   Investment at market                          $         147,628    $         120,815    $         193,305    $         652,411
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         147,628              120,815              193,305              652,411
LIABILITIES
   Accrued expenses                                            149                  125                  205                  674
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         147,479    $         120,690    $         193,100    $         651,737
                                                 =================    =================    =================    =================
Accumulation units outstanding                             158,969               87,741              153,202              391,771
                                                 =================    =================    =================    =================
Unit value                                       $        0.927719    $        1.375523    $        1.260424    $        1.663569
                                                 =================    =================    =================    =================

                                                                                                WANGER               WANGER
                                                    SCUDDER VIT                              INTERNATIONAL        INTERNATIONAL
                                                 EQUITY 500 INDEX         TECHNOLOGY            SELECT              SMALL CAP
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         906,926    $       3,420,078    $       1,614,105    $       9,097,022
                                                 =================    =================    =================    =================
   Investment at market                          $       1,079,517    $         918,388    $       1,607,629    $       7,699,243
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,079,517              918,388            1,607,629            7,699,243
LIABILITIES
   Accrued expenses                                          1,136                  965                1,646                7,901
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,078,381    $         917,423    $       1,605,983    $       7,691,342
                                                 =================    =================    =================    =================
Accumulation units outstanding                             478,024            1,642,375              531,133            2,787,260
                                                 =================    =================    =================    =================
Unit value                                       $        2.255912    $        0.558595    $        3.023691    $        2.759463
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                         WANGER U.S.
                                                                           SMALLER
                                                   WANGER SELECT          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------
ASSETS
   Investment at cost                            $       1,172,720    $       6,486,700
                                                 =================    =================
   Investment at market                          $       1,907,115    $       9,946,530
                                                 -----------------    -----------------
      Total assets                                       1,907,115            9,946,530
LIABILITIES
   Accrued expenses                                          2,003               10,361
                                                 -----------------    -----------------
NET ASSETS                                       $       1,905,112    $       9,936,169
                                                 =================    =================
Accumulation units outstanding                             524,371            3,206,983
                                                 =================    =================
Unit value                                       $        3.633140    $        3.098292
                                                 =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM            SMALL-CAP           BERNSTEIN
                                                   INTERNATIONAL           GROWTH                GROWTH           ENHANCED INDEX
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         105,990    $           4,527    $             -      $          20,412
Expenses
   Mortality and expense fees                               45,092               61,606                4,519               17,695
   Indexing (gain) loss                                      1,144                  799                   70                  272
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                59,754              (57,878)              (4,589)               2,445
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             (2,587)            (110,271)              (2,612)             (87,398)
Net realized gain distribution from Fund                       -                    -                  5,378                  -
Net change in unrealized appreciation
   (depreciation) on investment                            652,502              287,423                  803              196,114
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              649,915              177,152                3,569              108,716
Net increase (decrease) in net assets
   resulting from operations                     $         709,669    $         119,274    $          (1,020)   $         111,161
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-             PHOENIX-
                                                   PHOENIX-DUFF &         PHOENIX-             ENGEMANN             ENGEMANN
                                                    PHELPS REAL           ENGEMANN            GROWTH AND           SMALL-CAP
                                                 ESTATE SECURITIES     CAPITAL GROWTH           INCOME               GROWTH
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          90,570    $          66,022    $          78,452    $             -
Expenses
   Mortality and expense fees                               45,771              102,343               81,683               13,154
   Indexing (gain) loss                                      1,501                1,377                1,250                  276
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                43,298              (37,698)              (4,481)             (13,430)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              5,293             (447,777)              (3,850)               5,608
Net realized gain distribution from Fund                   347,412                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            651,320              765,385              584,782               57,356
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                            1,004,025              317,608              580,932               62,964
Net increase (decrease) in net assets
   resulting from operations                     $       1,047,323    $         279,910    $         576,451    $          49,534
                                                 =================    =================    =================    =================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-              PHOENIX-         GOODWIN MULTI-
                                                    STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                                    ALLOCATION             EQUITY                MARKET              INCOME
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         206,697    $          55,290    $          13,797    $         484,623
Expenses
   Mortality and expense fees                               99,079               76,219               22,894              100,456
   Indexing (gain) loss                                      1,153                1,263                  157                  932
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               106,465              (22,192)              (9,254)             383,235
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             10,234                1,444                  -                 51,829
Net realized gain distribution from Fund                   204,228                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            151,265              768,999                  -                 12,403
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              365,727              770,443                  -                 64,232
Net increase (decrease) in net assets
   resulting from operations                     $         472,192    $         748,251    $          (9,254)   $         447,467
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      PHOENIX-
                                                   GOODWIN MULTI-                            PHOENIX-KAYNE       PHOENIX-LAZARD
                                                    SECTOR SHORT         PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                     TERM BOND         RISING DIVIDENDS      QUALITY VALUE        EQUITY SELECT
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          38,781    $           9,107    $           2,635    $          10,187
Expenses
   Mortality and expense fees                                9,870                7,357                3,069                9,362
   Indexing (gain) loss                                         95                  102                   71                  190
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                28,816                1,648                 (505)                 635
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                               (239)                  22               13,091               (1,387)
Net realized gain distribution from Fund                       -                    -                  3,355                5,570
Net change in unrealized appreciation
   (depreciation) on investment                             11,293               19,596               42,604              102,974
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               11,054               19,618               59,050              107,157
Net increase (decrease) in net assets
   resulting from operations                     $          39,870    $          21,266    $          58,545    $         107,792
                                                 =================    =================    =================    =================

                                                                         PHOENIX-LORD        PHOENIX-LORD          PHOENIX-LORD
                                                   PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $          14,005    $          16,648    $           2,842
Expenses
   Mortality and expense fees                                3,215                3,066               19,819                6,089
   Indexing (gain) loss                                         68                   36                  351                  155
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,283)              10,903               (3,522)              (3,402)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             10,800                  144                 (933)               3,734
Net realized gain distribution from Fund                    15,624                3,858                8,582                4,168
Net change in unrealized appreciation
   (depreciation) on investment                                (61)               3,008              210,956              110,705
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               26,363                7,010              218,605              118,607
Net increase (decrease) in net assets
   resulting from operations                     $          23,080    $          17,913    $         215,083    $         115,205
                                                 =================    =================    =================    =================

                                                                           PHOENIX-
                                                     PHOENIX-              NORTHERN         PHOENIX-SANFORD       PHOENIX-SANFORD
                                                     NORTHERN             NASDAQ-100           BERNSTEIN         BERNSTEIN SMALL-
                                                      DOW 30               INDEX(R)          MID-CAP VALUE          CAP VALUE
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          18,570    $           5,494    $           9,001    $             -
Expenses
   Mortality and expense fees                               14,402               11,963               61,785               39,660
   Indexing (gain) loss                                        172                  226                1,314                  908
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 3,996               (6,695)             (54,098)             (40,568)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             21,808               (2,992)               6,019               14,804
Net realized gain distribution from Fund                         -                    -              420,810              308,859
Net change in unrealized appreciation
   (depreciation) on investment                              1,309               83,519              545,391              354,792
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               23,117               80,527              972,220              678,455
Net increase (decrease) in net assets
   resulting from operations                     $          27,113    $          73,832    $         918,122    $         637,887
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION        CORE EQUITY
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -      $             -      $             477
Expenses
   Mortality and expense fees                               53,159               50,979               10,474                  308
   Indexing (gain) loss                                        857                  759                  160                    6
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (54,016)             (51,738)             (10,634)                 163
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (511,132)            (658,797)              (3,763)                  (3)
Net realized gain distribution from Fund                       -                    -                    -                 14,080
Net change in unrealized appreciation
   (depreciation) on investment                            734,169              837,489               72,054               (8,249)
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              223,037              178,692               68,291                5,828
Net increase (decrease) in net assets
   resulting from operations                     $         169,021    $         126,954    $          57,657    $           5,991
                                                 =================    =================    =================    =================

                                                                                             FEDERATED FUND      FEDERATED HIGH
                                                                       ALGER AMERICAN            FOR U.S.          INCOME BOND
                                                 AIM V.I. PREMIER         LEVERAGED             GOVERNMENT          FUND II --
                                                      EQUITY                ALLCAP            SECURITIES II       PRIMARY SHARES
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           2,568    $             -      $         318,831    $         159,106
Expenses
   Mortality and expense fees                                6,454               24,428               83,874               26,096
   Indexing (gain) loss                                         96                  442                  647                  277
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,982)             (24,870)             234,310              132,733
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              3,086              (57,307)              (1,343)               7,585
Net realized gain distribution from Fund                       -                    -                 37,231                  -
Net change in unrealized appreciation
   (depreciation) on investment                             27,460              180,726             (119,824)              32,691
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               30,546              123,419              (83,936)              40,276
Net increase (decrease) in net assets
   resulting from operations                     $          26,564    $          98,549    $         150,374    $         173,009
                                                 =================    =================    =================    =================

                                                                         VIP GROWTH                               MUTUAL SHARES
                                                 VIP CONTRAFUND(R)     OPPORTUNITIES           VIP GROWTH           SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           8,260    $           2,617    $           4,255    $           9,266
Expenses
   Mortality and expense fees                               44,189                6,886               32,593               14,738
   Indexing (gain) loss                                        882                  110                  454                  254
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (36,811)              (4,379)             (28,792)              (5,726)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             72,496                4,931              (48,654)               4,525
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            469,858               29,811               97,290              133,677
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              542,354               34,742               48,636              138,202
Net increase (decrease) in net assets
   resulting from operations                     $         505,543    $          30,363    $          19,844    $         132,476
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    TEMPLETON
                                                    DEVELOPING            TEMPLETON           TEMPLETON             TEMPLETON
                                                     MARKETS               FOREIGN           GLOBAL ASSET             GROWTH
                                                    SECURITIES           SECURITIES          ALLOCATION             SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           5,063    $          23,729    $           2,747    $          26,419
Expenses
   Mortality and expense fees                                3,528               27,858                1,235               27,200
   Indexing (gain) loss                                        101                  593                   25                  544
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 1,434               (4,722)               1,487               (1,325)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             14,939               22,332                   (4)              22,051
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             44,326              347,716               11,880              275,124
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               59,265              370,048               11,876              297,175
Net increase (decrease) in net assets
   resulting from operations                     $          60,699    $         365,326    $          13,363    $         295,850
                                                 =================    =================    =================    =================

                                                                                            RYDEX VARIABLE         SCUDDER VIT
                                                  RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR        EAFE(R) EQUITY
                                                    TRUST JUNO           TRUST NOVA            ROTATION              INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $              55    $             -      $          14,743
Expenses
   Mortality and expense fees                                8,257                1,683                4,586                7,762
   Indexing (gain) loss                                        (38)                  32                   64                  179
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (8,219)              (1,660)              (4,650)               6,802
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (137,625)                (875)              22,179                5,470
Net realized gain distribution from Fund                    12,374                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            (15,962)              13,222              (21,230)              87,147
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                             (141,213)              12,347                  949               92,617
Net increase (decrease) in net assets
   resulting from operations                     $        (149,432)   $          10,687    $          (3,701)   $          99,419
                                                 =================    =================    =================    =================

                                                                                                WANGER               WANGER
                                                    SCUDDER VIT                              INTERNATIONAL        INTERNATIONAL
                                                 EQUITY 500 INDEX        TECHNOLOGY             SELECT              SMALL CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          10,793    $             -      $           3,905    $          48,849
Expenses
   Mortality and expense fees                               12,232               12,842               15,936               85,238
   Indexing (gain) loss                                        201                  179                  404                2,158
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (1,640)             (13,021)             (12,435)             (38,547)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              5,924             (197,445)               9,003              165,211
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             85,673              143,962              287,040            1,613,680
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               91,597              (53,483)             296,043            1,778,891
Net increase (decrease) in net assets
   resulting from operations                     $          89,957    $         (66,504)   $         283,608    $       1,740,344
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                          WANGER U.S.
                                                                            SMALLER
                                                   WANGER SELECT           COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -
Expenses
   Mortality and expense fees                               21,712              116,175
   Indexing (gain) loss                                        463                2,496
                                                 -----------------    -----------------
Net investment income (loss)                               (22,175)            (118,671)
                                                 -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              7,852              219,403
Net realized gain distribution from Fund                     1,662                  -
Net change in unrealized appreciation
   (depreciation) on investment                            305,184            1,363,849
                                                 -----------------    -----------------
Net gain (loss) on investment                              314,698            1,583,252
Net increase (decrease) in net assets
   resulting from operations                     $         292,523    $       1,464,581
                                                 =================    =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                  PHOENIX-                                 PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                  ABERDEEN            PHOENIX-AIM             SMALL-CAP            BERNSTEIN
                                                INTERNATIONAL           GROWTH                 GROWTH           ENHANCED INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          59,754    $         (57,878)    $          (4,589)    $           2,445
      Net realized gain (loss)                           (2,587)            (110,271)                2,766               (87,398)
      Net change in unrealized appreciation
         (depreciation) on investment                   652,502              287,423                   803               196,114
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      709,669              119,274                (1,020)              111,161
                                              -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               33,410              128,140                 1,305                38,700
      Participant transfers                             788,589 (e)         (450,344)              101,983               (97,149)
      Participant withdrawals                          (247,888)            (287,700)              (16,916)             (138,217)
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   574,111             (609,904)               86,372              (196,666)
                                               ----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,283,780             (490,630)               85,352               (85,505)
NET ASSETS
   Beginning of period                                3,280,813            5,330,172               279,303             1,522,809
                                              -----------------    -----------------     -----------------     -----------------
   End of period                              $       4,564,593    $       4,839,542     $         364,655     $       1,437,304
                                              =================    =================     =================     =================

                                                                                              PHOENIX-             PHOENIX-
                                                PHOENIX-DUFF &          PHOENIX-              ENGEMANN             ENGEMANN
                                                 PHELPS REAL            ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES      CAPITAL GROWTH            INCOME                GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          43,298    $         (37,698)    $          (4,481)    $         (13,430)
      Net realized gain (loss)                          352,705             (447,777)               (3,850)                5,608
      Net change in unrealized appreciation
         (depreciation) on investment                   651,320              765,385               584,782                57,356
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                    1,047,323              279,910               576,451                49,534
                                              -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              113,086              152,286                83,284                16,201
      Participant transfers                             183,246             (888,708) (c)          309,279 (b)          (165,765)
      Participant withdrawals                          (488,045)            (783,318)             (566,238)             (103,443)
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (191,713)          (1,519,740)             (173,675)             (253,007)
                                              -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 855,610           (1,239,830)              402,776              (203,473)
NET ASSETS
   Beginning of period                                3,484,286            8,924,844             6,485,584             1,108,920
                                              -----------------    -----------------     -----------------     -----------------
   End of period                              $       4,339,896    $       7,685,014     $       6,888,360     $         905,447
                                              =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 PHOENIX-                                                          PHOENIX-
                                                 ENGEMANN              PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                                 STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                                ALLOCATION              EQUITY                MARKET                INCOME
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         106,465    $         (22,192)    $          (9,254)    $         383,235
      Net realized gain (loss)                         214,462                1,444                   -                  51,829
      Net change in unrealized appreciation
         (depreciation) on investment                  151,265              768,999                   -                  12,403
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     472,192              748,251                (9,254)              447,467
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             179,642               67,069                13,139               155,299
      Participant transfers                             75,455              690,052 (d)          (196,750)            1,467,502 (a)
      Participant withdrawals                         (621,030)            (549,735)             (776,431)             (960,514)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (365,933)             207,386              (960,042)              662,287
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                106,259              955,637              (969,296)            1,109,754
NET ASSETS
   Beginning of period                               7,996,510            6,117,496             2,370,616             7,068,439
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       8,102,769    $       7,073,133     $       1,401,320     $       8,178,193
                                             =================    =================     =================     =================

                                                  PHOENIX-
                                               GOODWIN MULTI-                             PHOENIX-KAYNE         PHOENIX-LAZARD
                                                SECTOR SHORT       PHOENIX-KAYNE            SMALL-CAP           INTERNATIONAL
                                                  TERM BOND       RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                                 SUBACCOUNT          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          28,816    $           1,648     $            (505)    $             635
      Net realized gain (loss)                            (239)                  22                16,446                 4,183
      Net change in unrealized appreciation
         (depreciation) on investment                   11,293               19,596                42,604               102,974
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      39,870               21,266                58,545               107,792
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              10,576                3,760                   608                 3,098
      Participant transfers                            906,794              145,804                80,345               539,158
      Participant withdrawals                          (20,220)             (51,699)              (22,716)              (20,830)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  897,150               97,865                58,237               521,426
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                937,020              119,131               116,782               629,218
NET ASSETS
   Beginning of period                                 318,578              547,332               264,601               386,353
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,255,598    $         666,463     $         381,383     $       1,015,571
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                              PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                              SMALL-CAP VALUE          DEBENTURE             VALUE                  VALUE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (3,283)   $          10,903     $          (3,522)    $          (3,402)
      Net realized gain (loss)                          26,424                4,002                 7,649                 7,902
      Net change in unrealized appreciation
         (depreciation) on investment                      (61)               3,008               210,956               110,705
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      23,080               17,913               215,083               115,205
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                 400                  570                51,806                 2,710
      Participant transfers                            (70,283)             194,204             1,247,182               226,541
      Participant withdrawals                          (77,812)             (19,139)             (114,433)              (54,587)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (147,695)             175,635             1,184,555               174,664
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (124,615)             193,548             1,399,638               289,869
NET ASSETS
   Beginning of period                                 310,884              102,901               905,712               425,379
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         186,269    $         296,449     $       2,305,350     $         715,248
                                             =================    =================     =================     =================

                                                                      PHOENIX-
                                                                      NORTHERN           PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 PHOENIX-            NASDAQ-100           BERNSTEIN MID-      BERNSTEIN SMALL-
                                              NORTHERN DOW 30         INDEX(R)               CAP VALUE            CAP VALUE
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           3,996    $          (6,695)    $         (54,098)    $         (40,568)
      Net realized gain (loss)                          21,808               (2,992)              426,829               323,663
      Net change in unrealized appreciation
         (depreciation) on investment                    1,309               83,519               545,391               354,792
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      27,113               73,832               918,122               637,887
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              41,545                6,437                83,027                51,211
      Participant transfers                            (82,671)             130,211             1,064,265               343,218
      Participant withdrawals                         (103,301)             (88,926)             (432,548)             (179,917)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (144,427)              47,722               714,744               214,512
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (117,314)             121,554             1,632,866               852,399
NET ASSETS
   Beginning of period                               1,209,777              868,378             4,586,157             3,019,614
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,092,463    $         989,932     $       6,219,023     $       3,872,013
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                               MID-CAP GROWTH     STRATEGIC THEME         APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(1)
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (54,016)   $         (51,738)    $         (10,634)    $             163
      Net realized gain (loss)                        (511,132)            (658,797)               (3,763)               14,077
      Net change in unrealized appreciation
         (depreciation) on investment                  734,169              837,489                72,054                (8,249)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     169,021              126,954                57,657                 5,991
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              61,172               93,075                33,835                   224
      Participant transfers                           (854,458)            (669,645)              299,349               320,794 (f)
      Participant withdrawals                         (413,605)            (336,271)              (30,997)               (4,365)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                               (1,206,891)            (912,841)              302,187               316,653
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,037,870)            (785,887)              359,844               322,644
NET ASSETS
   Beginning of period                               5,053,100            4,600,556               699,741                   -
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       4,015,230    $       3,814,669     $       1,059,585     $         322,644
                                             =================    =================     =================     =================

                                                                                         FEDERATED FUND        FEDERATED HIGH
                                                                   ALGER AMERICAN            FOR U.S.            INCOME BOND
                                             AIM V.I. PREMIER        LEVERAGED              GOVERNMENT           FUND II --
                                                  EQUITY               ALLCAP             SECURITIES II        PRIMARY SHARES
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (3,982)   $         (24,870)    $         234,310     $         132,733
      Net realized gain (loss)                           3,086              (57,307)               35,888                 7,585
      Net change in unrealized appreciation
         (depreciation) on investment                   27,460              180,726              (119,824)               32,691
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      26,564               98,549               150,374               173,009
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               5,541               20,831               124,133                10,449
      Participant transfers                             10,023             (315,760)             (491,318)               19,986
      Participant withdrawals                          (15,730)            (135,089)             (782,089)             (240,468)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     (166)            (430,018)           (1,149,274)             (210,033)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 26,398             (331,469)             (998,900)              (37,024)
NET ASSETS
   Beginning of period                                 555,615            2,067,242             7,230,782             2,167,213
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         582,013    $       1,735,773     $       6,231,882     $       2,130,189
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      VIP GROWTH                               MUTUAL SHARES
                                             VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (36,811)   $          (4,379)    $         (28,792)    $          (5,726)
      Net realized gain (loss)                          72,496                4,931               (48,654)                4,525
      Net change in unrealized appreciation
         (depreciation) on investment                  469,858               29,811                97,290               133,677
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     505,543               30,363                19,844               132,476
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              55,184               10,682                40,605                15,795
      Participant transfers                            900,052                6,456                62,025               191,759
      Participant withdrawals                         (253,074)             (52,323)             (222,675)              (47,059)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  702,162              (35,185)             (120,045)              160,495
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,207,705               (4,822)             (100,201)              292,971
NET ASSETS
   Beginning of period                               3,222,577              570,559             2,580,143             1,069,770
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       4,430,282    $         565,737     $       2,479,942     $       1,362,741
                                             =================    =================     =================     =================

                                                TEMPLETON
                                                DEVELOPING            TEMPLETON            TEMPLETON             TEMPLETON
                                                  MARKETS              FOREIGN            GLOBAL ASSET             GROWTH
                                                SECURITIES            SECURITIES           ALLOCATION            SECURITIES
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           1,434    $          (4,722)    $           1,487     $          (1,325)
      Net realized gain (loss)                          14,939               22,332                    (4)               22,051
      Net change in unrealized appreciation
         (depreciation) on investment                   44,326              347,716                11,880               275,124
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      60,699              365,326                13,363               295,850
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               1,214               41,519                 1,497                19,621
      Participant transfers                            (37,378)              54,554                (4,260)              (17,745)
      Participant withdrawals                          (15,232)            (171,383)               (3,891)             (161,368)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (51,396)             (75,310)               (6,654)             (159,492)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  9,303              290,016                 6,709               136,358
NET ASSETS
   Beginning of period                                 304,310            2,216,198                99,930             2,182,673
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         313,613    $       2,506,214     $         106,639     $       2,319,031
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                          RYDEX VARIABLE         SCUDDER VIT
                                              RYDEX VARIABLE       RYDEX VARIABLE          TRUST SECTOR         EAFE(R) EQUITY
                                                TRUST JUNO           TRUST NOVA              ROTATION               INDEX
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (8,219)   $          (1,660)    $          (4,650)    $           6,802
      Net realized gain (loss)                        (125,251)                (875)               22,179                 5,470
      Net change in unrealized appreciation
         (depreciation) on investment                  (15,962)              13,222               (21,230)               87,147
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                    (149,432)              10,687                (3,701)               99,419
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               1,263                1,800                   500                32,679
      Participant transfers                            182,866              (26,227)             (403,905)               (6,605)
      Participant withdrawals                           (8,968)                (904)              (12,467)              (65,411)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  175,161              (25,331)             (415,872)              (39,337)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 25,729              (14,644)             (419,573)               60,082
NET ASSETS
   Beginning of period                                 121,750              135,334               612,673               591,655
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         147,479    $         120,690     $         193,100     $         651,737
                                             =================    =================     =================     =================

                                                                                              WANGER                WANGER
                                                SCUDDER VIT                               INTERNATIONAL         INTERNATIONAL
                                              EQUITY 500 INDEX        TECHNOLOGY              SELECT              SMALL CAP
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (1,640)   $         (13,021)    $         (12,435)    $         (38,547)
      Net realized gain (loss)                           5,924             (197,445)                9,003               165,211
      Net change in unrealized appreciation
         (depreciation) on investment                   85,673              143,962               287,040             1,613,680
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      89,957              (66,504)              283,608             1,740,344
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               8,397               35,099                25,852               100,165
      Participant transfers                            356,209             (150,403)              204,587               (93,256)
      Participant withdrawals                          (76,355)             (89,179)              (98,328)             (513,917)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  288,251             (204,483)              132,111              (507,008)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                378,208             (270,987)              415,719             1,233,336
NET ASSETS
   Beginning of period                                 700,173            1,188,410             1,190,264             6,458,006
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,078,381    $         917,423     $       1,605,983     $       7,691,342
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      WANGER U.S.
                                                                       SMALLER
                                               WANGER SELECT          COMPANIES
                                                 SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (22,175)   $        (118,671)
      Net realized gain (loss)                           9,514              219,403
      Net change in unrealized appreciation
         (depreciation) on investment                  305,184            1,363,849
                                             -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                     292,523            1,464,581
                                             -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              32,796              165,637
      Participant transfers                             31,412              (21,772)
      Participant withdrawals                         (102,853)          (1,027,725)
                                             -----------------    -----------------
     Net increase (decrease) in net assets
        resulting from participant
        transactions                                   (38,645)            (883,860)
                                             -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                253,878              580,721
NET ASSETS
   Beginning of period                               1,651,234            9,355,448
                                             -----------------    -----------------
   End of period                             $       1,905,112    $       9,936,169
                                             =================    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1)  From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on
     September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f)  Participant transfers include net assets transferred in from AIM
     Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                                PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN             PHOENIX-AIM           BERNSTEIN         BERNSTEIN GROWTH
                                                   INTERNATIONAL        MID-CAP EQUITY        ENHANCED INDEX          + VALUE
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          18,310     $          (1,803)    $          (2,893)   $          (1,685)
   Net realized gain (loss)                                 38,667                 2,640              (139,677)                 450
   Net change in unrealized appreciation
      (depreciation) on investments                        751,843                34,815               458,926               42,958
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           808,820                35,652               316,356               41,723
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     38,485                 4,034                21,988                1,814
   Participant transfers                                    64,960 +              37,441              (154,873)               1,802
   Participant withdrawals                                (235,290)               (1,724)             (133,166)              (1,577)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (131,845)               39,751              (266,051)               2,039
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                   676,975                75,403                50,305               43,762
NET ASSETS
   Beginning of period                                   2,603,838               108,116             1,472,504              178,994
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,280,813     $         183,519     $       1,522,809    $         222,756
                                                 =================     =================     =================    =================

                                                                                                 PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-           ENGEMANN SMALL
                                                    PHELPS REAL            ENGEMANN             & MID-CAP          PHOENIX-GOODWIN
                                                 ESTATE SECURITIES      CAPITAL GROWTH            GROWTH             MONEY MARKET
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          61,866     $         (96,167)    $         (11,054)   $         (20,037)
   Net realized gain (loss)                                101,529              (231,947)              (16,942)                 -
   Net change in unrealized appreciation
      (depreciation) on investments                        735,637             2,140,204               334,705                  -
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           899,032             1,812,090               306,709              (20,037)
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     94,238               159,752                14,689              221,488
   Participant transfers                                   239,644              (271,211)              131,407           (2,013,383)
   Participant withdrawals                                (224,930)             (671,519)              (22,771)            (930,157)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              108,952              (782,978)              123,325           (2,722,052)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                 1,007,984             1,029,112               430,034           (2,742,089)
NET ASSETS
   Beginning of period                                   2,476,302             7,895,732               678,886            5,112,705
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,484,286     $       8,924,844     $       1,108,920    $       2,370,616
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-GOODWIN      PHOENIX-GOODWIN
                                                   MULTI-SECTOR         MULTI-SECTOR         PHOENIX-JANUS        PHOENIX-KAYNE
                                                   FIXED INCOME        SHORT TERM BOND      FLEXIBLE INCOME      RISING DIVIDENDS
                                                    SUBACCOUNT          SUBACCOUNT(2)         SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         386,736    $           4,754    $          77,820    $          (1,661)
   Net realized gain (loss)                                 15,485                   13              117,378                3,722
   Net change in unrealized appreciation
      (depreciation) on investments                        467,480                3,371              (10,852)              62,454
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           869,701                8,138              184,346               64,515
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     95,109                   25               26,566                7,137
   Participant transfers                                   215,580              315,247             (793,691)             464,812
   Participant withdrawals                                (680,295)              (4,832)            (459,536)             (15,369)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (369,606)             310,440           (1,226,661)             456,580
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   500,095              318,578           (1,042,315)             521,095
NET ASSETS
   Beginning of period                                   6,568,344                  -              3,904,690               26,237
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,068,439    $         318,578    $       2,862,375    $         547,332
                                                 =================    =================    =================    =================

                                                  PHOENIX-KAYNE        PHOENIX-LAZARD
                                                    SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD       PHOENIX-LAZARD
                                                  QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE       U.S. MULTI-CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             710    $            (463)   $          (1,463)   $            (233)
   Net realized gain (loss)                                    872                  338                2,939                1,424
   Net change in unrealized appreciation
      (depreciation) on investments                         26,095               67,050               46,558                8,782
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            27,677               66,925               48,034                9,973
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      6,846                2,240                  275                  400
   Participant transfers                                   231,156              240,788              245,856               64,275
   Participant withdrawals                                  (2,397)                (525)              (3,553)                (269)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              235,605              242,503              242,578               64,406
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   263,282              309,428              290,612               74,379
NET ASSETS
   Beginning of period                                       1,319               76,925               20,272                  -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         264,601    $         386,353    $         310,884    $          74,379
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                   ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                    DEBENTURE             VALUE               VALUE               STOCK
                                                    SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           3,067   $          (2,708)  $          (1,411)  $         (66,699)
   Net realized gain (loss)                                  1,424               1,572               2,221            (111,200)
   Net change in unrealized appreciation
      (depreciation) on investments                          4,797             137,344              69,006           1,116,219
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             9,288             136,208              69,816             938,320
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,534                 884               5,372             130,955
   Participant transfers                                    74,341             653,398             301,799            (193,527) ++
   Participant withdrawals                                    (587)            (20,602)             (5,168)           (482,018)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               79,288             633,680             302,003            (544,590)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                    88,576             769,888             371,819             393,730
NET ASSETS
   Beginning of period                                      14,325             135,824              53,560           4,936,442
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $         102,901   $         905,712   $         425,379   $       5,330,172
                                                 =================   =================   =================   =================

                                                                                                             PHOENIX-NORTHERN
                                                    PHOENIX-MFS         PHOENIX-MFS      PHOENIX-NORTHERN       NASDAQ-100
                                                  INVESTORS TRUST          VALUE              DOW 30             INDEX(R)
                                                    SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (353)  $           3,581   $           3,943   $          (7,246)
   Net realized gain (loss)                                   (602)              3,747              (7,217)             (2,029)
   Net change in unrealized appreciation
      (depreciation) on investments                          9,852             220,145             235,790             214,129
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             8,897             227,473             232,516             204,854
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        630              55,002              17,733              83,796
   Participant transfers                                     6,386             462,454              70,245             228,033
   Participant withdrawals                                 (12,413)            (23,565)            (60,407)            (23,252)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (5,397)            493,891              27,571             288,577
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                     3,500             721,364             260,087             493,431
NET ASSETS
   Beginning of period                                      49,955             519,758             949,690             374,947
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $          53,455   $       1,241,122   $       1,209,777   $         868,378
                                                 =================   =================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION             EQUITY               VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (8,991)   $          97,909    $         (19,123)   $           2,259
   Net realized gain (loss)                               (197,209)             (16,471)             (82,814)                (520)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,582,551            1,104,350            1,241,041              145,062
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,376,351            1,185,788            1,139,104              146,801
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     67,468              194,383               67,405               12,007
   Participant transfers                                  (490,885)             243,515               (4,926)             290,400
   Participant withdrawals                                (505,138)            (393,146)            (567,659)             (10,826)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (928,555)              44,752             (505,180)             291,581
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   447,796            1,230,540              633,924              438,382
NET ASSETS
   Beginning of period                                   6,037,788            6,765,970            5,483,572              264,427
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       6,485,584    $       7,996,510    $       6,117,496    $         702,809
                                                 =================    =================    =================    =================

                                                   PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                      CAP VALUE           CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (40,406)   $         (31,742)   $         (60,189)   $         (52,831)
   Net realized gain (loss)                                 39,277              (10,082)            (190,766)            (582,535)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,229,507              916,123            1,359,829            1,868,106
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,228,378              874,299            1,108,874            1,232,740
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     59,546               30,376               80,828               95,779
   Participant transfers                                  (147,844)            (141,417)            (184,281)            (303,214)
   Participant withdrawals                                (286,123)            (129,919)            (429,916)            (387,549)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (374,421)            (240,960)            (533,369)            (594,984)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   853,957              633,339              575,505              637,756
NET ASSETS
   Beginning of period                                   3,732,200            2,386,275            4,477,595            3,962,800
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       4,586,157    $       3,019,614    $       5,053,100    $       4,600,556
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH
                                                     SMALL-CAP        AIM V.I. CAPITAL      AIM V.I. PREMIER      ALGER AMERICAN
                                                      GROWTH            APPRECIATION             EQUITY          LEVERAGED ALLCAP
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,705)   $          (6,300)   $          (5,243)   $         (20,061)
   Net realized gain (loss)                                 16,743                 (980)               1,244             (123,145)
   Net change in unrealized appreciation
      (depreciation) on investments                         42,517              133,358              116,305              561,429
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            57,555              126,078              112,306              418,223
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     50,529                6,632                9,931               69,164
   Participant transfers                                   146,130              208,475              (64,872)             481,661
   Participant withdrawals                                    (713)              (8,867)             (19,235)             (69,694)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              195,946              206,240              (74,176)             481,131
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   253,501              332,318               38,130              899,354
NET ASSETS
   Beginning of period                                      25,802              367,423              517,485            1,167,888
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         279,303    $         699,741    $         555,615    $       2,067,242
                                                 =================    =================    =================    =================

                                                  FEDERATED FUND        FEDERATED HIGH
                                                     FOR U.S.            INCOME BOND
                                                    GOVERNMENT            FUND II --                               VIP GROWTH
                                                  SECURITIES II         PRIMARY SHARES     VIP CONTRAFUND(R)      OPPORTUNITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         272,146    $          75,172    $         (25,132)   $          (3,172)
   Net realized gain (loss)                                 23,080                7,786              (12,994)             (23,899)
   Net change in unrealized appreciation
      (depreciation) on investments                       (199,353)             247,766              696,425              144,160
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            95,873              330,724              658,299              117,089
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     58,845               54,714               40,254                8,195
   Participant transfers                                (2,897,644)             713,947               37,937               37,794
   Participant withdrawals                                (965,615)            (127,754)            (122,985)             (16,996)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions           (3,804,414)             640,907              (44,794)              28,993
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                (3,708,541)             971,631              613,505              146,082
NET ASSETS
   Beginning of period                                  10,939,323            1,195,582            2,609,072              424,477
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,230,782    $       2,167,213    $       3,222,577    $         570,559
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              TEMPLETON
                                                                                              DEVELOPING            TEMPLETON
                                                                        MUTUAL SHARES           MARKETS              FOREIGN
                                                    VIP GROWTH           SECURITIES           SECURITIES            SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (21,919)   $          (2,322)   $            (330)   $           8,971
   Net realized gain (loss)                               (198,616)               1,839                  (53)              15,726
   Net change in unrealized appreciation
      (depreciation) on investments                        760,515              205,624              105,956              500,308
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           539,980              205,141              105,573              525,005
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     37,727                6,683                4,589               40,981
   Participant transfers                                   314,058               85,450               (5,753)             288,752
   Participant withdrawals                                (106,217)            (165,084)             (18,591)            (155,089)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              245,568              (72,951)             (19,755)             174,644
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   785,548              132,190               85,818              699,649
NET ASSETS
   Beginning of period                                   1,794,595              937,580              218,492            1,516,549
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       2,580,143    $       1,069,770    $         304,310    $       2,216,198
                                                 =================    =================    =================    =================

                                                                          TEMPLETON
                                                  TEMPLETON GLOBAL          GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                  ASSET ALLOCATION        SECURITIES          TRUST JUNO           TRUST NOVA
                                                     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(3)        SUBACCOUNT(2)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           1,166    $           4,451    $            (736)   $            (592)
   Net realized gain (loss)                                 (6,203)             (19,340)               2,405                 (107)
   Net change in unrealized appreciation
      (depreciation) on investments                         30,275              495,435               (2,199)              17,344
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            25,238              480,546                 (530)              16,645
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,424               32,776               18,041                  700
   Participant transfers                                    (8,354)             104,108              105,579              123,439
   Participant withdrawals                                 (20,753)             (58,572)              (1,340)              (5,450)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (26,683)              78,312              122,280              118,689
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    (1,445)             558,858              121,750              135,334
NET ASSETS
   Beginning of period                                     101,375            1,623,815                  -                    -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          99,930    $       2,182,673    $         121,750    $         135,334
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  RYDEX VARIABLE        SCUDDER VIT
                                                   TRUST SECTOR        EAFE(R) EQUITY         SCUDDER VIT
                                                     ROTATION              INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                   SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (3,374)   $          14,752    $          (1,478)   $         (12,135)
   Net realized gain (loss)                                     15                  (13)               2,485              (63,312)
   Net change in unrealized appreciation
      (depreciation) on investments                         62,761              123,980              106,499              411,255
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            59,402              138,719              107,506              335,808
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                  9,261               35,461               44,169
   Participant transfers                                   557,288              (22,607)             399,686               87,566
   Participant withdrawals                                  (4,017)             (13,900)             (32,817)             (61,339)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              553,271              (27,246)             402,330               70,396
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   612,673              111,473              509,836              406,204
NET ASSETS
   Beginning of period                                         -                480,182              190,337              782,206
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         612,673    $         591,655    $         700,173    $       1,188,410
                                                 =================    =================    =================    =================

                                                                            WANGER                                 WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                       FORTY              SMALL CAP          WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (9,047)   $         (49,536)   $         (17,080)   $        (101,195)
   Net realized gain (loss)                                (71,305)             (15,398)                 471               (4,670)
   Net unrealized appreciation
      (depreciaion) on investments                         411,816            2,113,844              351,641            2,844,910
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           331,464            2,048,910              335,032            2,739,045
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     23,755               99,743               19,473              164,451
   Participant transfers                                   (96,131)             103,375              312,225             (152,394)
   Participant withdrawals                                (145,550)            (280,907)             (76,929)            (442,224)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (217,926)             (77,789)             254,769             (430,167)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   113,538            1,971,121              589,801            2,308,878
NET ASSETS
   Beginning of period                                   1,076,726            4,486,885            1,061,433            7,046,570
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,190,264    $       6,458,006    $       1,651,234    $       9,355,448
                                                 =================    =================    =================    =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception March 27, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)   income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation        prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)        consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                          futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                        Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock
                                                        Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                      PURCHASES         SALES
----------                                                      ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                     $  1,263,086     $  628,131
    Phoenix-AIM Growth Series                                      212,769        881,454
    Phoenix-Alger Small-Cap Growth Series                          206,243        118,987
    Phoenix-Alliance/Bernstein Enhanced Index Series                94,684        289,099
    Phoenix-Duff & Phelps Real Estate Securities Series          1,442,655      1,242,983
    Phoenix-Engemann Capital Growth Series                         384,411      1,943,574
    Phoenix-Engemann Growth and Income Series                      857,105      1,035,181
    Phoenix-Engemann Small-Cap Growth Series                       188,773        455,500
    Phoenix-Engemann Strategic Allocation Series                   875,409        930,849
    Phoenix-Engemann Value Equity Series                         1,567,074      1,381,269
    Phoenix-Goodwin Money Market Series                            420,859      1,391,290
    Phoenix-Goodwin Multi-Sector Fixed Income Series             3,607,527      2,561,155
    Phoenix-Goodwin Multi-Sector Short Term Bond Series          1,172,059        245,140
    Phoenix-Kayne Rising Dividends Series                          220,448        120,837
    Phoenix-Kayne Small-Cap Quality Value Series                   222,316        161,147
    Phoenix-Lazard International Equity Select Series              625,687         97,458
    Phoenix-Lazard Small-Cap Value Series                           42,395        177,889
    Phoenix-Lord Abbett Bond-Debenture Series                      213,626         23,033
    Phoenix-Lord Abbett Large-Cap Value Series                   1,356,974        165,915
    Phoenix-Lord Abbett Mid-Cap Value Series                       259,479         83,784
    Phoenix-Northern Dow 30 Series                                 174,485        315,118
    Phoenix-Northern Nasdaq-100 Index(R) Series                    249,277        208,139
    Phoenix-Sanford Bernstein Mid-Cap Value Series               1,872,432        789,504
    Phoenix-Sanford Bernstein Small-Cap Value Series               964,434        480,904
    Phoenix-Seneca Mid-Cap Growth Series                            75,261      1,337,619
    Phoenix-Seneca Strategic Theme Series                           59,435      1,025,074

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                        PURCHASES           SALES
----------                                                        ---------           -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                            $  409,371        $  117,490
    AIM V.I. Mid-Cap Core Equity Fund                                335,653             4,449
    AIM V.I. Premier Equity Fund                                      76,524            80,705

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                         98,720           554,007

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                 801,158          1,680,53
    Federated High Income Bond Fund II -- Primary Shares             568,641           646,196

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                    1,087,634           421,239
    VIP Growth Opportunities Portfolio                                41,446            81,044
    VIP Growth Portfolio                                             444,075           593,130

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                    317,882           162,905
    Templeton Developing Markets Securities Fund                       5,988            55,958
    Templeton Foreign Securities Fund                                210,846           290,718
    Templeton Global Asset Allocation Fund                             4,136             9,302
    Templeton Growth Securities Fund                                 223,191           383,988

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                 1,291,794         1,112,492
    Rydex Variable Trust Nova Fund                                    42,462            69,472
    Rydex Variable Trust Sector Rotation Fund                        114,260           535,229

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                             69,887           102,393
    Scudder VIT Equity 500 Index Fund                                506,065           219,075

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                             114,978           332,821

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                      296,535           176,518
    Wanger International Small Cap                                   551,276         1,096,009
    Wanger Select                                                    159,886           218,889
    Wanger U.S. Smaller Companies                                    521,650         1,524,130

                THE PHOENIX EDGE(R)--VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                     2,426,108       2,079,859       2,149,494       2,353,450
    Unit value                                                         $1.881447       $1.577421       $1.211373       $1.439912
    Net assets (thousands)                                                $4,565          $3,281          $2,604          $3,389
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.94%           1.93%           1.05%               -
    Total return                                                          19.27%          30.22%        (15.87%)        (25.00%)

    PHOENIX-AIM GROWTH SERIES
    Accumulation units outstanding                                     4,120,846       4,670,515       5,161,024       4,326,967
    Unit value                                                         $1.174405       $1.141239       $0.956485       $1.361222
    Net assets (thousands)                                                $4,840          $5,330          $4,936          $5,890
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.09%               -               -               -
    Total return                                                           2.91%          19.32%        (29.73%)        (24.80%)

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES(5)
    Accumulation units outstanding                                       118,937          91,868          12,855               -
    Unit value                                                         $3.065944       $3.040254       $2.007167               -
    Net assets (thousands)                                                  $365            $279             $26               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                    -               -               - *             -
    Total return                                                           0.84%          51.47%         (5.59%)               -

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                       874,750       1,005,235       1,211,661       1,669,210
    Unit value                                                         $1.643102       $1.514881       $1.215278       $1.612629
    Net assets (thousands)                                                $1,437          $1,523          $1,473          $2,692
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.44%           1.08%           0.86%           0.74%
    Total return                                                           8.46%          24.65%        (24.64%)        (13.01%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                       747,226         797,935         774,319         435,618
    Unit value                                                         $5.808011       $4.366629       $3.198039       $2.889419
    Net assets (thousands)                                                $4,340          $3,484          $2,476          $1,259
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.47%           3.48%           4.00%           4.79%
    Total return                                                          33.01%          36.54%          10.68%           5.28%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                     6,295,513       7,578,694       8,374,973       8,024,274
    Unit value                                                         $1.220713       $1.177623       $0.942789       $1.269780
    Net assets (thousands)                                                $7,685          $8,925          $7,896         $10,189
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.81%           0.10%               -           0.05%
    Total return                                                           3.66%          24.91%        (25.75%)        (35.41%)

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
    Accumulation units outstanding                                     3,660,201       3,759,637       4,405,582       4,657,822
    Unit value                                                         $1.881962       $1.725056       $1.370486       $1.791091
    Net assets (thousands)                                                $6,889          $6,486          $6,038          $8,343
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.20%           1.13%           0.78%           0.54%
    Total return                                                           9.10%          25.87%        (23.48%)         (9.32%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                       779,796       1,034,523         917,632       1,108,308
    Unit value                                                         $1.161134       $1.071914       $0.741334       $1.544770
    Net assets (thousands)                                                  $905          $1,109            $679          $1,169
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -           0.05%
    Total return                                                           8.32%          44.59%        (29.70%)        (27.65%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                     3,443,342       3,606,033       3,611,781       1,031,312
    Unit value                                                         $2.353170       $2.217537       $1.873306       $2.145090
    Net assets (thousands)                                                $8,103          $7,997          $6,766          $2,213
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.61%           2.66%           2.82%           2.71%
    Total return                                                           6.12%          18.38%        (12.68%)           0.59%

    PHOENIX-ENGEMANN VALUE EQUITY SERIES
    Accumulation units outstanding                                     2,657,066       2,562,446       2,809,773       2,297,081
    Unit value                                                         $2.662009       $2.387366       $1.951607       $2.531590
    Net assets (thousands)                                                $7,073          $6,117          $5,484          $5,815
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.91%           0.93%           0.93%           1.03%
    Total return                                                          11.50%          22.33%        (22.91%)        (18.99%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                       649,771       1,094,086       2,346,074       2,679,459
    Unit value                                                         $2.156637       $2.166755       $2.179260       $2.175937
    Net assets (thousands)                                                $1,401          $2,371          $5,113           5,830
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.75%           0.71%           1.42%           3.47%
    Total return                                                         (0.47%)         (0.57%)           0.15%           2.52%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                     2,786,584       2,540,962       2,671,543       2,269,340
    Unit value                                                         $2.934845       $2.781797       $2.458633       $2.263435
    Net assets (thousands)                                                $8,178          $7,068          $6,568          $5,137
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                6.03%           6.69%           7.26%           8.82%
    Total return                                                           5.50%          13.14%           8.62%           4.76%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(11)
    Accumulation units outstanding                                     1,180,968         311,684               -               -
    Unit value                                                         $1.063194       $1.022117               -               -
    Net assets (thousands)                                                $1,256            $319               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                4.91%           6.12% *             -               -
    Total return                                                           4.02%           1.73%               -               -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(7)
    Accumulation units outstanding                                       283,717         242,186          13,654               -
    Unit value                                                         $2.349042       $2.259965       $1.921604               -
    Net assets (thousands)                                                  $666            $547             $26               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.55%           0.80%           1.10% *             -
    Total return                                                           3.94%          17.61%         (3.96%)               -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(10)
    Accumulation units outstanding                                       128,688         110,814             656               -
    Unit value                                                         $2.963636       $2.387813       $2.010314               -
    Net assets (thousands)                                                  $381            $265              $1               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.07%           2.05%           9.25% *             -
    Total return                                                          24.12%          18.78%         (2.43%)               -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
    Accumulation units outstanding                                       363,247         158,100          40,354               -
    Unit value                                                         $2.795817       $2.443713       $1.906259               -
    Net assets (thousands)                                                $1,016            $386             $77               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.36%           1.03%               - *             -
    Total return                                                          14.41%          28.19%           1.41%               -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(5)
    Accumulation units outstanding                                        61,700         116,303          10,406               -
    Unit value                                                         $3.018964       $2.673066       $1.948160               -
    Net assets (thousands)                                                  $186            $311             $20               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                    -           0.18%           0.53% *             -
    Total return                                                          12.94%          37.21%           2.23%               -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
    Accumulation units outstanding                                       112,471          41,800           6,767               -
    Unit value                                                         $2.635783       $2.461729       $2.116974               -
    Net assets (thousands)                                                  $296            $103             $14               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                5.71%           6.10%          13.58% *             -
    Total return                                                           7.07%          16.29%           3.23%               -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
    Accumulation units outstanding                                       815,790         356,533          68,764               -
    Unit value                                                         $2.825910       $2.540333       $1.975202               -
    Net assets (thousands)                                                $2,305            $906            $136               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.05%           0.72%           1.25% *             -
    Total return                                                          11.24%          28.61%          1.88%)               -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(6)
    Accumulation units outstanding                                       238,220         173,819          26,900               -
    Unit value                                                         $3.002474       $2.447254       $1.991092               -
    Net assets (thousands)                                                  $715            $425             $54               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                0.58%           0.72%           1.82% *             -
    Total return                                                          22.69%          22.91%          1.89%)               -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                       555,932         636,332         628,463         341,233
    Unit value                                                         $1.965102       $1.901174       $1.511132       $1.810971
    Net assets (thousands)                                                $1,092          $1,210            $950            $618
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.61%           1.66%           1.49%           1.89%
    Total return                                                           3.36%          25.81%        (16.56%)         (7.16%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                     1,160,569       1,106,268         702,121         422,595
    Unit value                                                         $0.852970       $0.784961       $0.534020       $0.866350
    Net assets (thousands)                                                  $990            $868            $375            $366
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.57%               -               -               -
    Total return                                                           8.66%          46.99%        (38.36%)        (33.90%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                     1,357,885       1,190,635       1,348,894         853,570
    Unit value                                                         $4.579933       $3.851858       $2.766860       $3.063845
    Net assets (thousands)                                                $6,219          $4,586          $3,732          $2,615
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.18%           0.19%           0.91%           1.85%
    Total return                                                          18.90%          39.21%         (9.69%)          21.45%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
    Accumulation units outstanding                                     1,086,266       1,026,228       1,152,127         578,402
    Unit value                                                         $3.564517       $2.942440       $2.071191       $2.293171
    Net assets (thousands)                                                $3,872          $3,020          $2,386          $1,326
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                    -               -           0.52%           1.83% *
    Total return                                                          21.14%          42.07%         (9.68%)          14.66%

    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                     1,972,091       2,615,576       2,948,643       2,867,821
    Unit value                                                         $2.036027       $1.931926       $1.518527       $2.278162
    Net assets (thousands)                                                $4,015          $5,053          $4,478          $6,533
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                           5.39%          27.22%        (33.34%)        (26.23%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                     2,599,423       3,264,076       3,811,000       4,368,614
    Unit value                                                         $1.467506       $1.409451       $1.039832       $1.619537
    Net assets (thousands)                                                $3,815          $4,601          $3,963          $7,075
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                           4.12%          35.55%        (35.79%)        (28.28%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(3)
    Accumulation units outstanding                                       596,717         414,925         278,662         126,194
    Unit value                                                         $1.775690       $1.686425       $1.318526       $1.765170
    Net assets (thousands)                                                $1,060            $700            $367            $223
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                    -               -               -               - *
    Total return                                                           5.29%          27.90%        (25.30%)        (11.74%)

    AIM V.I. MID-CAP CORE EQUITY FUND(13)
    Accumulation units outstanding                                       317,415               -               -               -
    Unit value                                                         $1.016476               -               -               -
    Net assets (thousands)                                                  $323               -               -               -
    Mortality and expense ratio                                            1.25% *             -               -               -
    Investment income ratio                                                1.94% *             -               -               -
    Total return                                                           1.88%               -               -               -

    AIM V.I. PREMIER EQUITY FUND(2)
    Accumulation units outstanding                                       336,775         335,806         386,315         152,809
    Unit value                                                         $1.728194       $1.654572       $1.339541       $1.945096
    Net assets (thousands)                                                  $582            $556            $517            $297
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                0.50%           0.30%           0.44%           0.37% *
    Total return                                                           4.45%          23.52%        (31.13%)         (2.75%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                     1,479,604       1,882,621       1,415,026       1,042,456
    Unit value                                                         $1.173133       $1.098066       $0.825348       $1.264667
    Net assets (thousands)                                                $1,736          $2,067          $1,168          $1,318
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -           0.01%               -
    Total return                                                           6.84%          33.04%        (34.74%)        (16.99%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                     2,432,051       2,887,195       4,415,440       1,793,214
    Unit value                                                         $2.562398       $2.504432       $2.477516       $2.300722
    Net assets (thousands)                                                $6,232          $7,231         $10,939          $4,126
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                4.75%           4.25%           2.84%           2.45%
    Total return                                                           2.31%           1.09%           7.68%           5.69%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                       878,233         974,622         648,897         622,510
    Unit value                                                         $2.425540       $2.223645       $1.842463       $1.840235
    Net assets (thousands)                                                $2,130          $2,167          $1,196          $1,146
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                7.62%           5.38%           9.70%           6.47%
    Total return                                                           9.08%          20.69%           0.12%           0.11%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                     2,124,449       1,760,084       1,806,187         971,609
    Unit value                                                         $2.085379       $1.830922       $1.444519       $1.615034
    Net assets (thousands)                                                $4,430          $3,223          $2,609          $1,569
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.23%           0.36%           0.54%           0.40%
    Total return                                                          13.90%          26.75%        (10.56%)        (13.46%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                       378,409         403,470         384,342         252,273
    Unit value                                                         $1.495040       $1.414131       $1.104426       $1.432344
    Net assets (thousands)                                                  $566            $571            $424            $361
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.48%           0.60%           0.66%           0.16%
    Total return                                                           5.72%          28.04%        (22.89%)        (15.52%)

    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                     1,926,622       2,044,009       1,864,175       1,351,480
    Unit value                                                         $1.287197       $1.262295       $0.962675       $1.396666
    Net assets (thousands)                                                $2,480          $2,580          $1,795          $1,888
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.16%           0.18%           0.13%               -
    Total return                                                           1.97%          31.12%        (31.07%)        (18.76%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                       485,806         424,169         459,432         337,852
    Unit value                                                         $2.805116       $2.522037       $2.040739       $2.343372
    Net assets (thousands)                                                $1,363          $1,070            $938            $792
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.79%           1.04%           0.95%           1.66%
    Total return                                                          11.22%          23.58%        (12.91%)           5.71%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                       115,349         137,843         149,525         175,742
    Unit value                                                         $2.718827       $2.207676       $1.461237       $1.481914
    Net assets (thousands)                                                  $314            $304            $218            $260
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.79%           1.16%           1.44%           0.85%
    Total return                                                          23.15%          51.08%         (1.40%)         (9.24%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                     1,126,796       1,166,265       1,041,981         905,011
    Unit value                                                         $2.224195       $1.900252       $1.455447       $1.809835
    Net assets (thousands)                                                $2,506          $2,216          $1,517          $1,638
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.06%           1.77%           1.68%           2.85%
    Total return                                                          17.05%          30.56%        (19.58%)        (17.05%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                        38,881          41,635          55,038         142,753
    Unit value                                                         $2.742704       $2.400141       $1.841923       $1.950843
    Net assets (thousands)                                                  $107            $100            $101            $278
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.78%           2.53%           2.02%           1.37%
    Total return                                                          14.27%          30.31%         (5.58%)        (11.08%)

    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                       798,428         861,021         835,836         379,255
    Unit value                                                         $2.904497       $2.534986       $1.942744       $2.413616
    Net assets (thousands)                                                $2,319          $2,183          $1,624            $915
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.21%           1.54%           2.51%          15.70%
    Total return                                                          14.58%          30.48%        (19.51%)         (2.55%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(12)
    Accumulation units outstanding                                       158,969         115,772               -               -
    Unit value                                                         $0.927719       $1.051631               -               -
    Net assets (thousands)                                                  $147            $122               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                    -               - *             -               -
    Total return                                                        (11.78%)           7.98%               -               -

    RYDEX VARIABLE TRUST NOVA FUND(11)
    Accumulation units outstanding                                        87,741         111,366               -               -
    Unit value                                                         $1.375523       $1.215223               -               -
    Net assets (thousands)                                                  $121            $135               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                0.04%               - *             -               -
    Total return                                                          13.19%          18.12%               -               -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(11)
    Accumulation units outstanding                                       153,202         531,442               -               -
    Unit value                                                         $1.260424       $1.152852               -               -
    Net assets (thousands)                                                  $193            $613               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                    -               - *             -               -
    Total return                                                           9.33%          13.08%               -               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                       391,771         418,171         446,930         252,865
    Unit value                                                         $1.663569       $1.414864       $1.074400       $1.387726
    Net assets (thousands)                                                  $652            $592            $480            $351
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.37%           4.28%           1.70%               -
    Total return                                                          17.58%          31.69%        (22.58%)        (25.64%)

    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Accumulation units outstanding                                       478,024         338,958         116,614           4,845
    Unit value                                                         $2.255912       $2.065663       $1.632206       $2.108295
    Net assets (thousands)                                                $1,078            $700            $190             $10
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                1.10%           0.92%           2.67%               - *
    Total return                                                           9.21%          26.56%        (23.29%)           4.87%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                     1,642,375       2,066,341       1,984,757       2,242,609
    Unit value                                                         $0.558595       $0.575128       $0.394110       $0.782073
    Net assets (thousands)                                                  $917          $1,188            $782          $1,754
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                         (2.87%)          45.93%        (49.61%)        (49.50%)

WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT
    Accumulation units outstanding                                       531,133         483,335         609,824         649,569
    Unit value                                                         $3.023691       $2.462608       $1.765635       $2.110795
    Net assets (thousands)                                                $1,606          $1,190          $1,077          $1,371
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.31%           0.38%               -           0.11%
    Total return                                                          22.78%          39.47%        (16.35%)        (27.54%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                     2,787,260       3,010,655       3,074,981       2,986,414
    Unit value                                                         $2.759463       $2.145050       $1.459158       $1.714823
    Net assets (thousands)                                                $7,691          $6,458          $4,487          $5,121
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.72%           0.31%               -               -
    Total return                                                          28.64%          47.01%        (14.91%)        (22.26%)

    WANGER SELECT
    Accumulation units outstanding                                       524,371         535,460         444,343         401,629
    Unit value                                                         $3.633140       $3.083766       $2.388768       $2.618491
    Net assets (thousands)                                                $1,905          $1,651          $1,061          $1,052
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                          17.82%          29.09%         (8.77%)           7.72%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                     3,206,983       3,528,471       3,758,819       3,684,057
    Unit value                                                         $3.098292       $2.651417       $1.874677       $2.282040
    Net assets (thousands)                                                $9,936          $9,355          $7,047          $8,407
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -           0.06%
    Total return                                                          16.85%          41.43%        (17.85%)           9.99%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception January 5, 2001 to December 31, 2001.
 (2) From inception April 12, 2001 to December 31, 2001.
 (3) From inception April 30, 2001 to December 31, 2001.
 (4) From inception November 2, 2001 to December 31, 2001
 (5) From inception August 20, 2002 to December 31, 2002.
 (6) From inception August 29, 2002 to December 31, 2002.
 (7) From inception October 18, 2002 to December 31, 2002.
 (8) From inception October 22, 2002 to December 31, 2002.
 (9) From inception November 4, 2002 to December 31, 2002.
(10) From inception December 2, 2002 to December 31, 2002.
(11) From inception June 4, 2003 to December 31, 2003.
(12) From inception June 17, 2003 to December 31, 2003.
(13) From inception December 03, 2004 to December 31, 2004.
* Annualized.

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                             PHOENIX-                                                          PHOENIX-ALLIANCE/
                                             ABERDEEN                                     PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL            PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
                                              SERIES               GROWTH SERIES          GROWTH SERIES             SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,079,859                4,670,515                91,868              1,005,235
Participant deposits                                20,158                  113,762                   406                 24,943
Participant transfers                              476,799 (e)             (408,086)               32,404                (65,437)
Participant withdrawals                           (150,708)                (255,345)               (5,741)               (89,991)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,426,108                4,120,846               118,937                874,750
                                         =======================================================================================

                                           PHOENIX-DUFF &            PHOENIX-               PHOENIX-               PHOENIX-
                                            PHELPS REAL              ENGEMANN               ENGEMANN            ENGEMANN SMALL-
                                         ESTATE SECURITIES        CAPITAL GROWTH           GROWTH AND             CAP GROWTH
                                              SERIES                  SERIES              INCOME SERIES             SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             797,935                7,578,694             3,759,637              1,034,523
Participant deposits                                23,974                  128,503                47,648                 15,342
Participant transfers                               26,804                 (748,327)(c)           176,564 (b)           (175,255)
Participant withdrawals                           (101,487)                (663,357)             (323,648)               (94,814)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   747,226                6,295,513             3,660,201                779,796
                                         =======================================================================================

                                             PHOENIX-                                                              PHOENIX-
                                             ENGEMANN                 PHOENIX-               PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC             ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED
                                         ALLOCATION SERIES         EQUITY SERIES          MARKET SERIES          INCOME SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,606,033                2,562,446             1,094,086              2,540,962
Participant deposits                                81,512                   27,310                 6,083                 56,732
Participant transfers                               33,365                  292,144 (d)           (90,868)               533,361 (a)
Participant withdrawals                           (277,568)                (224,834)             (359,530)              (344,471)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,443,342                2,657,066               649,771              2,786,584
                                         =======================================================================================

                                             PHOENIX-
                                          GOODWIN MULTI-           PHOENIX-KAYNE          PHOENIX-KAYNE         PHOENIX-LAZARD
                                           SECTOR SHORT               RISING                SMALL-CAP            INTERNATIONAL
                                             TERM BOND               DIVIDENDS            QUALITY VALUE          EQUITY SELECT
                                              SERIES                   SERIES                 SERIES                 SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
  beginning of period                              311,684                  242,186               110,814                158,100
Participant deposits                                10,314                    1,633                   228                  1,264
Participant transfers                              878,473                   62,497                26,386                212,313
Participant withdrawals                            (19,503)                 (22,599)               (8,740)                (8,430)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,180,968                  283,717               128,688                363,247
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                   PHOENIX-LORD           PHOENIX-LORD
                                           PHOENIX-LAZARD          ABBETT BOND-              ABBETT              PHOENIX-LORD
                                          SMALL-CAP VALUE           DEBENTURE               LARGE-CAP            ABBETT MID-CAP
                                               SERIES                 SERIES               VALUE SERIES           VALUE SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             116,303                   41,800               356,533                173,819
Participant deposits                                   148                      227                20,605                  1,031
Participant transfers                              (26,499)                  78,076               482,381                 84,486
Participant withdrawals                            (28,252)                  (7,632)              (43,729)               (21,116)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    61,700                  112,471               815,790                238,220
                                         =======================================================================================

                                              PHOENIX-               PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                          NORTHERN DOW 30        ENORTHERN NASDAQ-        BERNSTEIN MID-        BERNSTEIN SMALL-
                                              SERIES            100 INDEX(R) SERIES      CAP VALUE SERIES       CAP VALUE SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             636,332                1,106,268             1,190,635              1,026,228
Participant deposits                                21,227                    8,396                20,648                 16,476
Participant transfers                              (45,916)                 159,314               252,700                101,598
Participant withdrawals                            (55,711)                (113,409)             (106,098)               (58,036)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   555,932                1,160,569             1,357,885              1,086,266
                                         =======================================================================================

                                           PHOENIX-SENECA         PHOENIX-SENECA         AIM V.I. CAPITAL
                                           MID-CAP GROWTH         STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
                                               SERIES                 SERIES                   FUND             CORE EQUITY FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,615,576                3,264,076               414,925                      -
Participant deposits                                32,602                   67,843                20,400                    222
Participant transfers                             (459,808)                (484,999)              179,818                321,533 (f)
Participant withdrawals                           (216,279)                (247,497)              (18,426)                (4,340)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,972,091                2,599,423               596,717                317,415
                                         =======================================================================================

                                                                                          FEDERATED FUND        FEDERATED HIGH
                                                                  ALGER AMERICAN             FOR U.S.             INCOME BOND
                                          AIM V.I. PREMIER       LEVERAGED ALLCAP           GOVERNMENT             FUND II --
                                            EQUITY FUND              PORTFOLIO             SECURITIES II         PRIMARY SHARES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             335,806                1,882,621             2,887,195                974,622
Participant deposits                                 3,381                   18,876                49,972                  4,597
Participant transfers                                7,240                 (298,646)             (194,659)                 3,907
Participant withdrawals                             (9,652)                (123,247)             (310,457)              (104,893)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   336,775                1,479,604             2,432,051                878,233
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                    VIP GROWTH
                                         VIP CONTRAFUND(R)         OPPORTUNITIES            VIP GROWTH           MUTUAL SHARES
                                             PORTFOLIO               PORTFOLIO               PORTFOLIO          SECURITIES FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           1,760,084                  403,470             2,044,009                424,169
Participant deposits                                29,204                    7,589                33,369                  6,115
Participant transfers                              467,945                    4,745                28,055                 73,940
Participant withdrawals                           (132,784)                 (37,395)             (178,811)               (18,418)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,124,449                  378,409             1,926,622                485,806
                                         =======================================================================================

                                            TEMPLETON
                                            DEVELOPING               TEMPLETON               TEMPLETON            TEMPLETON
                                             MARKETS                  FOREIGN               GLOBAL ASSET            GROWTH
                                          SECURITIES FUND         SECURITIES FUND         ALLOCATION FUND       SECURITIES FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             137,843                1,166,265                41,635                861,021
Participant deposits                                   531                   21,028                   610                  7,466
Participant transfers                              (16,252)                  26,350                (1,768)                (8,275)
Participant withdrawals                             (6,773)                 (86,847)               (1,596)               (61,784)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   115,349                1,126,796                38,881                798,428
                                         =======================================================================================

                                                                                          RYDEX VARIABLE          SCUDDER VIT
                                           RYDEX VARIABLE         RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                          TRUST JUNO FUND         TRUST NOVA FUND          ROTATION FUND           INDEX FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             115,772                  111,366               531,442                418,171
Participant deposits                                 1,224                    1,457                   415                 22,535
Participant transfers                               51,123                  (24,361)             (367,339)                (4,020)
Participant withdrawals                             (9,150)                    (721)              (11,316)               (44,915)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   158,969                   87,741               153,202                391,771
                                         =======================================================================================

                                             SCUDDER VIT                                     WANGER                 WANGER
                                          EQUITY 500 INDEX          TECHNOLOGY            INTERNATIONAL          INTERNATIONAL
                                                FUND                 PORTFOLIO               SELECT                SMALL CAP
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             338,958                2,066,341               483,335              3,010,655
Participant deposits                                 4,022                   65,117                 9,870                 42,880
Participant transfers                              171,533                 (322,754)               75,615                (46,849)
Participant withdrawals                            (36,489)                (166,329)              (37,687)              (219,426)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   478,024                1,642,375               531,133              2,787,260
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                     WANGER U.S.
                                                                      SMALLER
                                           WANGER SELECT             COMPANIES
                                         -----------------       -------------------
Accumulation units outstanding,
   beginning of period                             535,460                 3,528,471
Participant deposits                                10,250                    61,176
Participant transfers                                9,847                   (11,869)
Participant withdrawals                            (31,186)                 (370,795)
                                         -------------------------------------------
Accumulation units outstanding,
   end of period                                   524,371                 3,206,983
                                         ===========================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM          BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,149,494              57,781           1,211,661             113,243
Participant deposits                                             29,964               1,915              16,359               1,056
Participant transfers                                            77,849              18,550            (118,697)               (126)
Participant withdrawals                                        (177,448)               (770)           (104,088)               (957)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,079,859              77,476           1,005,235             113,216
                                                      =============================================================================

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             774,319           8,374,973             917,632           2,346,074
Participant deposits                                             23,475             153,357              16,821             101,993
Participant transfers                                            61,053            (296,700)            127,723            (926,214)
Participant withdrawals                                         (60,912)           (652,936)            (27,653)           (427,767)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   797,935           7,578,694           1,034,523           1,094,086
                                                      =============================================================================

                                                                              PHOENIX-
                                                          PHOENIX-          GOODWIN MULTI-
                                                       GOODWIN MULTI-       SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                        INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,671,543                   -           1,605,436              13,654
Participant deposits                                             35,890                  24              10,590               3,632
Participant transfers                                            93,245             316,483            (313,628)            232,414
Participant withdrawals                                        (259,716)             (4,823)           (182,178)             (7,514)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,540,962             311,684           1,120,220             242,186
                                                      =============================================================================

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                 656              40,354              10,406                   -
Participant deposits                                              3,541               1,211                 125                 166
Participant transfers                                           107,732             117,590             107,297              29,186
Participant withdrawals                                          (1,115)             (1,055)             (1,525)               (113)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   110,814             158,100             116,303              29,239
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                       DEBENTURE SERIES     VALUE SERIES        VALUE SERIES        STOCK SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               6,767              68,764              26,900           5,161,024
Participant deposits                                              2,323                 373               2,517             127,486
Participant transfers                                            32,965             296,798             146,809            (162,514)
Participant withdrawals                                            (255)             (9,402)             (2,407)           (455,481)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,800             356,533             173,819           4,670,515
                                                      =============================================================================

                                                         PHOENIX-MFS                              PHOENIX-             PHOENIX-
                                                       INVESTORS TRUST       PHOENIX-MFS       NORTHERN DOW 30     NORTHERN NASDAQ-
                                                           SERIES           VALUE SERIES           SERIES        100 INDEX(R) SERIES
                                                      -----------------   -----------------   -----------------  -------------------
Accumulation units outstanding, beginning of period              30,701             289,536             628,463             702,121
Participant deposits                                                362              28,371              10,861             119,802
Participant transfers                                             3,853             255,213              34,718             321,411
Participant withdrawals                                          (7,773)            (12,339)            (37,710)            (37,066)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    27,143             560,781             636,332           1,106,268
                                                      =============================================================================

                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,405,582           3,611,781           2,809,773             167,844
Participant deposits                                             45,954              94,653              32,595               6,948
Participant transfers                                          (347,214)             98,018             (15,526)            171,487
Participant withdrawals                                        (344,685)           (198,419)           (264,396)             (6,078)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,759,637           3,606,033           2,562,446             340,201
                                                      =============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES         SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,348,894           1,152,127           2,948,643           3,811,000
Participant deposits                                             19,121              13,209              47,535              79,124
Participant transfers                                           (82,678)            (82,079)           (126,688)           (294,259)
Participant withdrawals                                         (94,702)            (57,029)           (253,914)           (331,789)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,190,635           1,026,228           2,615,576           3,264,076
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                         ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              12,855             278,662             386,315           1,415,026
Participant deposits                                             17,948               4,532               6,871              69,031
Participant transfers                                            61,337             137,525             (43,455)            470,853
Participant withdrawals                                            (272)             (5,794)            (13,925)            (72,289)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    91,868             414,925             335,806           1,882,621
                                                      =============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                              VIP GROWTH
                                                         GOVERNMENT          FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES         PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,415,440             648,897           1,806,187             384,342
Participant deposits                                             23,620              26,454              25,915               6,510
Participant transfers                                        (1,163,787)            360,937               8,290              27,237
Participant withdrawals                                        (388,078)            (61,666)            (80,308)            (14,619)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,887,195             974,622           1,760,084             403,470
                                                      =============================================================================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          MARKETS             FOREIGN
                                                          PORTFOLIO        SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,864,175             459,432             149,525           1,041,981
Participant deposits                                             34,903               3,215               2,751              25,541
Participant transfers                                           245,389              33,188              (4,012)            192,747
Participant withdrawals                                        (100,458)            (71,666)            (10,421)            (94,004)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,044,009             424,169             137,843           1,166,265
                                                      =============================================================================

                                                          TEMPLETON           TEMPLETON
                                                        GLOBAL ASSET           GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND     TRUST JUNO FUND     TRUST NOVA FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              55,038             835,836                   -                   -
Participant deposits                                              1,187              14,961              16,433                 631
Participant transfers                                            (4,554)             37,247             100,594             116,026
Participant withdrawals                                         (10,036)            (27,023)             (1,255)             (5,291)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,635             861,021             115,772             111,366
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                             SCUDDER VIT
                                                       RYDEX VARIABLE       EAFE(R) EQUITY       SCUDDER VIT
                                                        TRUST SECTOR            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                        ROTATION FUND            FUND               FUND              PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                   -             446,930             116,614           1,984,757
Participant deposits                                                  -               8,070              18,811              92,106
Participant transfers                                           534,940             (24,909)            220,214             123,793
Participant withdrawals                                          (3,498)            (11,920)            (16,681)           (134,315)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   531,442             418,171             338,958           2,066,341
                                                      =============================================================================

                                                                               WANGER                                WANGER U.S.
                                                       WANGER FOREIGN       INTERNATIONAL                              SMALLER
                                                            FORTY             SMALL CAP         WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             609,824           3,074,981             444,343           3,758,819
Participant deposits                                             12,080              57,150               7,181              73,600
Participant transfers                                           (52,856)             44,124             111,133             (97,464)
Participant withdrawals                                         (85,713)           (165,600)            (27,197)           (206,484)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   483,335           3,010,655             535,460           3,528,471
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $67,425, $73,025 and $71,320 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $289,657, $297,499 and $168,798 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the Investment Advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger
International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                 The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                DECEMBER 31,2004

                                                          DEATH BENEFIT OPTION 3









                                [LOGO] PHOENIX(R)

                  VA0217AR3 (C) 2005 The Phoenix Companies,Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                   PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM              SMALL-CAP             BERNSTEIN
                                            INTERNATIONAL           GROWTH                  GROWTH            ENHANCED INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,827,354    $        2,085,833      $           53,138     $          358,325
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,993,080    $        1,515,860      $           62,385     $          278,327
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,993,080             1,515,860                  62,385                278,327
LIABILITIES
   Accrued expenses                                  2,202                 1,704                      67                    312
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,990,878    $        1,514,156      $           62,318     $          278,015
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   1,120,202             1,295,815                  20,375                171,156
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.777250    $         1.168498      $         3.058550     $         1.624337
                                        ==================    ==================      ==================     ==================

                                                                                            PHOENIX-
                                           PHOENIX-DUFF &           PHOENIX-                ENGEMANN              PHOENIX-
                                            PHELPS REAL             ENGEMANN               GROWTH AND          ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH              INCOME              CAP GROWTH
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          491,376    $        1,704,202      $        1,542,734     $          538,184
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          774,463    $          945,180      $        1,430,848     $          557,057
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 774,463               945,180               1,430,848                557,057
LIABILITIES
   Accrued expenses                                    864                 1,091                   1,626                    621
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          773,599    $          944,089      $        1,429,222     $          556,436
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     140,152               781,018                 733,797                447,698
                                        ==================    ==================      ==================     ==================
Unit value                              $         5.519726    $         1.208793      $         1.947709     $         1.242882
                                        ==================    ==================      ==================     ==================

                                              PHOENIX-                                                            PHOENIX-
                                              ENGEMANN              PHOENIX-                PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC              ENGEMANN             GOODWIN MONEY          SECTOR FIXED
                                             ALLOCATION           VALUE EQUITY               MARKET                INCOME
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,258,646    $        1,554,847      $        1,024,640     $        1,829,351
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,288,415    $        1,479,763      $        1,024,640     $        1,935,832
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,288,415             1,479,763               1,024,640              1,935,832
LIABILITIES
   Accrued expenses                                  1,456                 1,668                   1,178                  2,210
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,286,959    $        1,478,095      $        1,023,462     $        1,933,622
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     553,859               620,899                 477,375                696,587
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.323622    $         2.380570      $         2.143939     $         2.775852
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                              TERM BOND        RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           71,111    $           50,361      $           98,933     $          184,396
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           72,141    $           60,146      $          126,864     $          207,746
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  72,141                60,146                 126,864                207,746
LIABILITIES
   Accrued expenses                                    118                    75                     134                    237
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           72,023    $           60,071      $          126,730     $          207,509
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      67,850                25,634                  42,865                 74,401
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.061503    $         2.343371      $         2.956486     $         2.789065
                                        ==================    ==================      ==================     ==================

                                                                  PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                           PHOENIX-LAZARD         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                          SMALL-CAP VALUE          DEBENTURE                VALUE                  VALUE
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           84,308    $           41,614      $          685,710     $          169,757
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          105,055    $           43,149      $          783,993     $          213,010
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 105,055                43,149                 783,993                213,010
LIABILITIES
   Accrued expenses                                    118                    49                     879                    235
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          104,937    $           43,100      $          783,114     $          212,775
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      34,844                16,391                 277,791                 71,038
                                        ==================    ==================      ==================     ==================
Unit value                              $         3.011667    $         2.629429      $         2.819078     $         2.995255
                                        ==================    ==================      ==================     ==================

                                                                   PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                              PHOENIX-         NORTHERN NASDAQ-         BERNSTEIN MID-        BERNSTEIN SMALL-
                                          NORTHERN DOW 30        100 INDEX(R)             CAP VALUE              CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          310,873    $           95,401      $        2,718,963     $        1,163,119
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          332,635    $           95,067      $        3,505,076     $        1,508,040
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 332,635                95,067               3,505,076              1,508,040
LIABILITIES
   Accrued expenses                                    382                   104                   3,922                  1,672
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          332,253    $           94,963      $        3,501,154     $        1,506,368
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     173,743               107,694                 879,961                399,570
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.912322    $         0.881797      $         3.978759     $         3.769977
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA       PHOENIX-SENECA          AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION          CORE EQUITY
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          826,745    $          670,738      $           76,577     $           14,242
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          515,756    $          324,424      $           85,088     $           13,881
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 515,756               324,424                  85,088                 13,881
LIABILITIES
   Accrued expenses                                    582                   379                      95                     14
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          515,174    $          324,045      $           84,993     $           13,867
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     312,469               220,729                  45,822                 13,643
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.648719    $         1.468069      $         1.854855     $         1.016392
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                 ALGER AMERICAN             FOR U.S.            INCOME BOND
                                          AIM V.I. PREMIER         LEVERAGED              GOVERNMENT              FUND II --
                                               EQUITY                ALLCAP              SECURITIES II         PRIMARY SHARES
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          158,894    $          192,766      $        1,431,805     $          507,683
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          166,458    $          210,530      $        1,474,623     $          551,013
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 166,458               210,530               1,474,623                551,013
LIABILITIES
   Accrued expenses                                    187                   236                   1,684                    652
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          166,271    $          210,294      $        1,472,939     $          550,361
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     100,048               179,818                 570,789                225,547
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.661907    $         1.169476      $         2.580535     $         2.440118
                                        ==================    ==================      ==================     ==================

                                                                   VIP GROWTH                                   MUTUAL SHARES
                                         VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH             SECURITIES
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          619,710    $          141,519      $          428,812     $          264,763
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          759,433    $          167,886      $          516,471     $          310,150
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 759,433               167,886                 516,471                310,150
LIABILITIES
   Accrued expenses                                    854                   190                     570                    348
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          758,579    $          167,696      $          515,901     $          309,802
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     365,496               112,679                 414,604                108,082
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.075476    $         1.488267      $         1.244319     $         2.866346
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON               TEMPLETON              TEMPLETON
                                              MARKETS              FOREIGN               GLOBAL ASSET              GROWTH
                                            SECURITIES            SECURITIES              ALLOCATION             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           28,496    $          601,148      $            9,486     $          632,533
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           38,279    $          580,854      $           10,348     $          619,998
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  38,279               580,854                  10,348                619,998
LIABILITIES
   Accrued expenses                                     43                   648                      12                    696
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           38,236    $          580,206      $           10,336     $          619,302
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      16,348               282,115                   4,273                242,644
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.338972    $         2.056631      $         2.418845     $         2.552306
                                        ==================    ==================      ==================     ==================

                                                                                        RYDEX VARIABLE           SCUDDER VIT
                                           RYDEX VARIABLE       RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                             TRUST JUNO           TRUST NOVA               ROTATION                INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $            1,945    $            1,146      $          191,477     $           48,646
                                        ==================    ==================      ==================     ==================
   Investment at market                 $            1,635    $            1,477      $          242,440     $           48,316
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                   1,635                 1,477                 242,440                 48,316
LIABILITIES
   Accrued expenses                                      2                     2                     267                     47
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $            1,633    $            1,475      $          242,173     $           48,269
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                       1,763                 1,074                 192,443                 31,936
                                        ==================    ==================      ==================     ==================
Unit value                              $         0.926226    $         1.373319      $         1.258417     $         1.511392
                                        ==================    ==================      ==================     ==================

                                                                                             WANGER                WANGER
                                             SCUDDER VIT                                  INTERNATIONAL         INTERNATIONAL
                                          EQUITY 500 INDEX         TECHNOLOGY                SELECT               SMALL CAP
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           51,735    $          818,935      $          201,326     $        1,077,695
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           61,707    $          200,489      $          190,158     $          943,897
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  61,707               200,489                 190,158                943,897
LIABILITIES
   Accrued expenses                                     63                   227                     211                  1,042
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           61,644    $          200,262      $          189,947     $          942,855
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      27,414               360,353                  63,148                344,159
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.248672    $         0.555738      $         3.007958     $         2.739594
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                 WANGER U.S.
                                                                   SMALLER
                                            WANGER SELECT         COMPANIES
                                             SUBACCOUNT           SUBACCOUNT
                                        ------------------    ------------------
ASSETS
   Investment at cost                   $          112,964    $        1,264,333
                                        ==================    ==================
   Investment at market                 $          181,996    $        1,905,735
                                        ------------------    ------------------
      Total assets                                 181,996             1,905,735
LIABILITIES
   Accrued expenses                                    204                 2,130
                                        ------------------    ------------------
NET ASSETS                              $          181,792    $        1,903,605
                                        ==================    ==================
Accumulation units outstanding                      51,262               612,120
                                        ==================    ==================
Unit value                              $         3.546339    $         3.109857
                                        ==================    ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004

                                             PHOENIX-                                    PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                             ABERDEEN             PHOENIX-AIM              SMALL-CAP            BERNSTEIN
                                           INTERNATIONAL            GROWTH                  GROWTH            ENHANCED INDEX
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           44,040    $            1,412      $              -       $            3,928
Expenses
   Mortality and expense fees                       19,179                20,289                     831                  3,722
   Indexing (gain) loss                                514                   277                      12                     63
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        24,347               (19,154)                   (843)                   143
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (7,588)               36,118                  (1,946)               (20,280)
Net realized gain distribution from
   Fund                                                -                     -                     1,064                    -
Net change in unrealized appreciation
   (depreciation) on investment                    289,907                22,411                    (486)                42,754
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      282,319                58,529                  (1,368)                22,474
Net increase (decrease) in net assets
   resulting from operations            $          306,666    $           39,375      $           (2,211)    $           22,617
                                        ==================    ==================      ==================     ==================

                                                                                            PHOENIX-
                                          PHOENIX-DUFF &            PHOENIX-                ENGEMANN              PHOENIX-
                                            PHELPS REAL             ENGEMANN               GROWTH AND          ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH              INCOME              CAP GROWTH
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           17,325    $            8,080      $           15,802     $              -
Expenses
   Mortality and expense fees                        9,255                13,580                  17,341                  7,172
   Indexing (gain) loss                                293                   191                     286                    169
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                         7,777                (5,691)                 (1,825)                (7,341)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (2,717)                9,398                    (790)                 2,429
Net realized gain distribution from
   Fund                                             62,311                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                    102,238                32,569                 115,223                 49,498
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      161,832                41,967                 114,433                 51,927
Net increase (decrease) in net assets
   resulting from operations            $          169,609    $           36,276      $          112,608     $           44,586
                                        ==================    ==================      ==================     ==================

                                             PHOENIX-                                                             PHOENIX-
                                             ENGEMANN              PHOENIX-                 PHOENIX-           GOODWIN MULTI-
                                            STRATEGIC              ENGEMANN              GOODWIN MONEY          SECTOR FIXED
                                            ALLOCATION           VALUE EQUITY               MARKET                 INCOME
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           34,725    $           12,707      $            9,371     $          107,597
Expenses
   Mortality and expense fees                       18,534                20,015                  16,479                 24,057
   Indexing (gain) loss                                219                   319                     117                    254
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        15,972                (7,627)                 (7,225)                83,286
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     15,571                23,080                     -                   (1,366)
Net realized gain distribution from
   Fund                                             32,434                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      9,440               123,883                     -                   16,126
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       57,445               146,963                     -                   14,760
Net increase (decrease) in net assets
   resulting from operations            $           73,417    $          139,336      $           (7,225)    $           98,046
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP             INTERNATIONAL
                                             TERM BOND         RISING DIVIDENDS         QUALITY VALUE           EQUITY SELECT
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            2,488    $              862      $              876     $            2,076
Expenses
   Mortality and expense fees                          814                 1,017                   1,793                  1,708
   Indexing (gain) loss                                  8                    15                      38                     40
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                         1,666                  (170)                   (955)                   328
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      1,789                 2,740                  19,005                 (1,810)
Net realized gain distribution from
   Fund                                                -                     -                     1,165                  1,139
Net change in unrealized appreciation
   (depreciation) on investment                        995                    30                   4,869                 19,755
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        2,784                 2,770                  25,039                 19,084
Net increase (decrease) in net assets
   resulting from operations            $            4,450    $            2,600      $           24,084     $           19,412
                                        ==================    ==================      ==================     ==================

                                                                  PHOENIX-LORD            PHOENIX-LORD          PHOENIX-LORD
                                           PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP       ABBETT MID-CAP
                                          SMALL-CAP VALUE           DEBENTURE                VALUE                 VALUE
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $            1,572      $            5,654     $              854
Expenses
   Mortality and expense fees                        4,075                   355                   5,117                  1,780
   Indexing (gain) loss                                 76                     4                     122                     48
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (4,151)                1,213                     415                   (974)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      9,311                    10                   1,449                     57
Net realized gain distribution from
   Fund                                              9,840                   558                   2,347                  1,240
Net change in unrealized appreciation
   (depreciation) on investment                    (12,988)                  822                  82,543                 30,210
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        6,163                 1,390                  86,339                 31,507
Net increase (decrease) in net assets
   resulting from operations            $            2,012    $            2,603      $           86,754     $           30,533
                                        ==================    ==================      ==================     ==================

                                                                    PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                              PHOENIX-          NORTHERN NASDAQ-         BERNSTEIN MID-        BERNSTEIN SMALL-
                                           NORTHERN DOW 30        100 INDEX(R)              CAP VALUE             CAP VALUE
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            5,547    $              528      $            4,743     $              -
Expenses
   Mortality and expense fees                        4,588                 1,251                  33,341                 14,752
   Indexing (gain) loss                                 61                    26                     738                    335
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           898                  (749)                (29,336)               (15,087)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        171                   506                  (3,550)                35,061
Net realized gain distribution from
   Fund                                                -                     -                   232,887                119,770
Net change in unrealized appreciation
   (depreciation) on investment                      9,452                 6,502                 285,855                 77,978
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        9,623                 7,008                 515,192                232,809
Net increase (decrease) in net assets
   resulting from operations            $           10,521    $            6,259      $          485,856     $          217,722
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                           PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION            CORE EQUITY
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT(1)
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $              -        $              -       $               21
Expenses
   Mortality and expense fees                        7,223                 5,124                     842                     14
   Indexing (gain) loss                                128                    87                      14                    -
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (7,351)               (5,211)                   (856)                     7
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                    (35,769)             (138,299)                    178                      4
Net realized gain distribution from
   Fund                                                -                     -                       -                      613
Net change in unrealized appreciation
   (depreciation) on investment                     65,404               152,429                   4,484                   (361)
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       29,635                14,130                   4,662                    256
Net increase (decrease) in net assets
   resulting from operations            $           22,284    $            8,919      $            3,806     $              263
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                ALGER AMERICAN             FOR U.S.              INCOME BOND
                                         AIM V.I. PREMIER         LEVERAGED               GOVERNMENT             FUND II --
                                              EQUITY                ALLCAP              SECURITIES II          PRIMARY SHARES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              753    $              -        $           63,779     $           61,349
Expenses
   Mortality and expense fees                        1,877                 2,665                  20,137                  8,795
   Indexing (gain) loss                                 28                    54                     170                     94
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (1,152)               (2,719)                 43,472                 52,460
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        197                  (390)                  4,025                 (2,687)
Net realized gain distribution from
   Fund                                                -                     -                     7,448                    -
Net change in unrealized appreciation
   (depreciation) on investment                      7,759                16,373                 (19,481)                   141
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        7,956                15,983                  (8,008)                (2,546)
Net increase (decrease) in net assets
   resulting from operations            $            6,804    $           13,264      $           35,464     $           49,914
                                        ==================    ==================      ==================     ==================

                                                                  VIP GROWTH                                   MUTUAL SHARES
                                         VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              802    $              814      $            1,559     $            2,255
Expenses
   Mortality and expense fees                        6,590                 2,217                  10,343                  3,929
   Indexing (gain) loss                                152                    37                     120                     73
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (5,940)               (1,440)                 (8,904)                (1,747)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     16,178                  (513)                 33,292                  3,926
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                     90,599                10,086                 (58,830)                27,996
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      106,777                 9,573                 (25,538)                31,922
Net increase (decrease) in net assets
   resulting from operations            $          100,837    $            8,133      $          (34,442)    $           30,175
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                             TEMPLETON
                                            DEVELOPING             TEMPLETON              TEMPLETON              TEMPLETON
                                              MARKETS               FOREIGN              GLOBAL ASSET              GROWTH
                                            SECURITIES             SECURITIES             ALLOCATION             SECURITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              591    $            5,451      $              269     $           13,423
Expenses
   Mortality and expense fees                          460                 6,892                     129                 12,185
   Indexing (gain) loss                                 14                   151                       3                    231
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           117                (1,592)                    137                  1,007
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      2,144                  (132)                    (11)                43,837
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      5,265                82,973                   1,166                 33,269
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        7,409                82,841                   1,155                 77,106
Net increase (decrease) in net assets
   resulting from operations            $            7,526    $           81,249      $            1,292     $           78,113
                                        ==================    ==================      ==================     ==================

                                                                                        RYDEX VARIABLE          SCUDDER VIT
                                           RYDEX VARIABLE       RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                             TRUST JUNO           TRUST NOVA               ROTATION                INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $                3      $              -       $              523
Expenses
   Mortality and expense fees                        5,749                   215                   4,188                    321
   Indexing (gain) loss                                (37)                    4                      63                      8
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (5,712)                 (216)                 (4,251)                   194
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                   (114,122)                7,131                   2,451                     68
Net realized gain distribution from
   Fund                                              8,699                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                        330                (5,416)                  5,348                  4,314
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                     (105,093)                1,715                   7,799                  4,382
Net increase (decrease) in net assets
   resulting from operations            $         (110,805)   $            1,499      $            3,548     $            4,576
                                        ==================    ==================      ==================     ==================

                                                                                            WANGER                WANGER
                                            SCUDDER VIT                                 INTERNATIONAL          INTERNATIONAL
                                         EQUITY 500 INDEX         TECHNOLOGY                SELECT               SMALL CAP
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              389    $              -        $              545     $            4,474
Expenses
   Mortality and expense fees                          502                 2,760                   2,312                  9,691
   Indexing (gain) loss                                  9                    37                      65                    266
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                          (122)               (2,797)                 (1,832)                (5,483)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                         33                (4,306)                  1,093                    573
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      3,854                (1,826)                 36,327                204,190
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        3,887                (6,132)                 37,420                204,763
Net increase (decrease) in net assets
   resulting from Operations            $            3,765    $           (8,929)     $           35,588     $          199,280
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                  WANGER U.S.
                                                                   SMALLER
                                            WANGER SELECT         COMPANIES
                                             SUBACCOUNT           SUBACCOUNT
                                        ------------------    ------------------
Investment income
   Distributions                        $              -      $              -
Expenses
   Mortality and expense fees                        2,408                22,825
   Indexing (gain) loss                                 56                   523
                                        ------------------    ------------------
Net investment income (loss)                        (2,464)              (23,348)
                                        ------------------    ------------------
Net realized gain (loss) from share
   transactions                                     12,273                42,048
Net realized gain distribution from
   Fund                                                185                   -
Net change in unrealized appreciation
   (depreciation) on investment                     18,470               262,182
                                        ------------------    ------------------
Net gain (loss) on investment                       30,928               304,230
Net increase (decrease) in net assets
   resulting from operations            $           28,464    $          280,882
                                        ==================    ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004

                                               PHOENIX-                                    PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                               ABERDEEN            PHOENIX-AIM               SMALL-CAP             BERNSTEIN
                                             INTERNATIONAL            GROWTH                  GROWTH             ENHANCED INDEX
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           24,347    $          (19,154)     $             (843)    $              143
      Net realized gain (loss)                        (7,588)               36,118                    (882)               (20,280)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               289,907                22,411                    (486)                42,754
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  306,666                39,375                  (2,211)                22,617
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             7,585                 9,161                  16,095                    240
      Participant transfers                          712,169(e)             35,624                  11,353                (60,830)
      Participant withdrawals                       (108,963)             (209,845)                    -                  (19,402)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    610,791              (165,060)                 27,448                (79,992)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              917,457              (125,685)                 25,237                (57,375)
NET ASSETS
   Beginning of period                             1,073,421             1,639,841                  37,081                335,390
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $        1,990,878    $        1,514,156      $           62,318     $          278,015
                                          ==================    ==================      ==================     ==================

                                                                                             PHOENIX-
                                            PHOENIX-DUFF &           PHOENIX-                ENGEMANN               PHOENIX-
                                              PHELPS REAL            ENGEMANN               GROWTH AND           ENGEMANN SMALL-
                                           ESTATE SECURITIES      CAPITAL GROWTH              INCOME               CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $            7,777    $           (5,691)     $           (1,825)    $           (7,341)
      Net realized gain (loss)                        59,594                 9,398                    (790)                 2,429
      Net change in unrealized
         appreciation (depreciation)
         on investment                               102,238                32,569                 115,223                 49,498
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  169,609                36,276                 112,608                 44,586
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            43,300                 6,908                  26,271                    770
      Participant transfers                           (1,244)              (28,464)(c)             277,918(b)               1,817
      Participant withdrawals                       (104,354)             (188,347)               (139,226)                (8,226)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (62,298)             (209,903)                164,963                 (5,639)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              107,311              (173,627)                277,571                 38,947
NET ASSETS
   Beginning of period                               666,288             1,117,716               1,151,651                517,489
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          773,599    $          944,089      $        1,429,222     $          556,436
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                               PHOENIX-                                                             PHOENIX-
                                               ENGEMANN              PHOENIX-                PHOENIX-            GOODWIN MULTI-
                                              STRATEGIC              ENGEMANN             GOODWIN MONEY           SECTOR FIXED
                                              ALLOCATION           VALUE EQUITY               MARKET                 INCOME
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           15,972    $           (7,627)     $           (7,225)    $           83,286
      Net realized gain (loss)                        48,005                23,080                     -                   (1,366)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 9,440               123,883                     -                   16,126
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   73,417               139,336                  (7,225)                98,046
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             7,958                 8,861                  21,942                  5,667
      Participant transfers                         (295,874)             (212,482)(d)             (89,012)               758,652(a)
      Participant withdrawals                       (136,850)              (66,193)               (286,090)              (205,246)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (424,766)             (269,814)               (353,160)               559,073
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (351,349)             (130,478)               (360,385)               657,119
NET ASSETS
   Beginning of period                             1,638,308             1,608,573               1,383,847              1,276,503
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $        1,286,959    $        1,478,095      $        1,023,462     $        1,933,622
                                          ==================    ==================      ==================     ==================

                                               PHOENIX-
                                            GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                              TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $            1,666    $             (170)     $             (955)    $              328
      Net realized gain (loss)                         1,789                 2,740                  20,170                   (671)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                   995                    30                   4,869                 19,755
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    4,450                 2,600                  24,084                 19,412
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                  20,000                     -                   37,545
      Participant transfers                           88,552               (37,462)               (136,996)               118,688
      Participant withdrawals                        (22,090)              (10,369)                 (6,356)                   (50)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     66,462               (27,831)               (143,352)               156,183
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               70,912               (25,231)               (119,268)               175,595
NET ASSETS
   Beginning of period                                 1,111                85,302                 245,998                 31,914
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           72,023    $           60,071      $          126,730     $          207,509
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                   PHOENIX-LORD            PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD         ABBETT BOND-          ABBETT LARGE-CAP        ABBETT MID-CAP
                                            SMALL-CAP VALUE         DEBENTURE                 VALUE                  VALUE
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (4,151)   $            1,213      $              415     $             (974)
      Net realized gain (loss)                        19,151                   568                   3,796                  1,297
      Net change in unrealized
         appreciation (depreciation)
         on investment                               (12,988)                  822                  82,543                 30,210
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    2,012                 2,603                  86,754                 30,533
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             3,392                   -                    32,778                  1,200
      Participant transfers                         (332,317)               24,127                 583,114                 97,079
      Participant withdrawals                         (5,674)                 (876)                (35,269)                (1,453)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (334,599)               23,251                 580,623                 96,826
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (332,587)               25,854                 667,377                127,359
NET ASSETS
   Beginning of period                               437,524                17,246                 115,737                 85,416
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          104,937    $           43,100      $          783,114     $          212,775
                                          ==================    ==================      ==================     ==================

                                                                     PHOENIX-             PHOENIX-SANFORD       PHOENIX-SANFORD
                                               PHOENIX-           NORTHERN NASDAQ-        BERNSTEIN MID-        BERNSTEIN SMALL-
                                            NORTHERN DOW 30        100 INDEX(R)             CAP VALUE              CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $              898    $             (749)     $          (29,336)    $          (15,087)
      Net realized gain (loss)                           171                   506                 229,337                154,831
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 9,452                 6,502                 285,855                 77,978
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   10,521                 6,259                 485,856                217,722
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               240                10,700                  31,586                    -
      Participant transfers                           11,858                26,859                 979,697                252,594
      Participant withdrawals                           (745)               (3,739)               (125,293)               (31,023)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     11,353                33,820                 885,990                221,571
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               21,874                40,079               1,371,846                439,293
NET ASSETS
   Beginning of period                               310,379                54,884               2,129,308              1,067,075
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          332,253    $           94,963      $        3,501,154     $        1,506,368
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                             PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                             MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION           CORE EQUITY
                                               SUBACCOUNT            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT(1)
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (7,351)   $           (5,211)     $             (856)    $                7
      Net realized gain (loss)                       (35,769)             (138,299)                    178                    617
      Net change in unrealized
         appreciation (depreciation)
         on investment                                65,404               152,429                   4,484                   (361)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   22,284                 8,919                   3,806                    263
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            12,741                 7,351                  14,850                    -
      Participant transfers                          (67,100)              (75,655)                 19,122                 13,984(f)
      Participant withdrawals                        (59,197)              (37,842)                 (6,388)                  (380)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (113,556)             (106,146)                 27,584                 13,604
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (91,272)              (97,227)                 31,390                 13,867
NET ASSETS
   Beginning of period                               606,446               421,272                  53,603                    -
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          515,174    $          324,045      $           84,993     $           13,867
                                          ==================    ==================      ==================     ==================

                                                                                           FEDERATED FUND        FEDERATED HIGH
                                                                   ALGER AMERICAN             FOR U.S.             INCOME BOND
                                           AIM V.I. PREMIER          LEVERAGED              GOVERNMENT             FUND II --
                                                EQUITY                ALLCAP               SECURITIES II         PRIMARY SHARES
                                              SUBACCOUNT            SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (1,152)   $           (2,719)     $           43,472     $           52,460
      Net realized gain (loss)                           197                  (390)                 11,473                 (2,687)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 7,759                16,373                 (19,481)                   141
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    6,804                13,264                  35,464                 49,914
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            13,200                   702                   6,565                    265
      Participant transfers                            8,621                     2                 (24,313)              (277,091)
      Participant withdrawals                            (69)               (3,078)                (69,257)               (32,962)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     21,752                (2,374)                (87,005)              (309,788)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               28,556                10,890                 (51,541)              (259,874)
NET ASSETS
   Beginning of period                               137,715               199,404               1,524,480                810,235
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          166,271    $          210,294      $        1,472,939     $          550,361
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                     VIP GROWTH                                   MUTUAL SHARES
                                           VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH            SECURITIES
                                              SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (5,940)   $           (1,440)     $           (8,904)    $           (1,747)
      Net realized gain (loss)                        16,178                  (513)                 33,292                  3,926
      Net change in unrealized
         appreciation (depreciation)
         on investment                                90,599                10,086                 (58,830)                27,996
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  100,837                 8,133                 (34,442)                30,175
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            39,159                   -                    17,403                    300
      Participant transfers                          371,144                 1,970                (418,969)                51,224
      Participant withdrawals                        (48,053)               (8,872)                 (9,495)               (35,186)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    362,250                (6,902)               (411,061)                16,338
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              463,087                 1,231                (445,503)                46,513
NET ASSETS
   Beginning of period                               295,492               166,465                 961,404                263,289
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          758,579    $          167,696      $          515,901     $          309,802
                                          ==================    ==================      ==================     ==================

                                              TEMPLETON
                                              DEVELOPING            TEMPLETON               TEMPLETON             TEMPLETON
                                                MARKETS              FOREIGN               GLOBAL ASSET             GROWTH
                                              SECURITIES            SECURITIES              ALLOCATION            SECURITIES
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $              117    $           (1,592)     $              137     $            1,007
      Net realized gain (loss)                         2,144                  (132)                    (11)                43,837
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 5,265                82,973                   1,166                 33,269
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    7,526                81,249                   1,292                 78,113
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                  17,440                     -                    5,654
      Participant transfers                              -                  15,062                     -                 (567,815)
      Participant withdrawals                         (7,460)              (17,093)                   (655)               (13,258)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     (7,460)               15,409                    (655)              (575,419)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   66                96,658                     637               (497,306)
NET ASSETS
   Beginning of period                                38,170               483,548                   9,699              1,116,608
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           38,236    $          580,206      $           10,336     $          619,302
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                                           RYDEX VARIABLE         SCUDDER VIT
                                             RYDEX VARIABLE       RYDEX VARIABLE            TRUST SECTOR         EAFE(R) EQUITY
                                               TRUST JUNO           TRUST NOVA                ROTATION               INDEX
                                               SUBACCOUNT           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (5,712)   $             (216)     $           (4,251)    $              194
      Net realized gain (loss)                      (105,423)                7,131                   2,451                     68
      Net change in unrealized
         appreciation (depreciation)
         on investment                                   330                (5,416)                  5,348                  4,314
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 (110,805)                1,499                   3,548                  4,576
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                     -                       -                      120
      Participant transfers                          103,017               (53,942)               (196,220)                22,028
      Participant withdrawals                         (1,977)                  (12)                 (8,710)                  (457)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    101,040               (53,954)               (204,930)                21,691
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,765)              (52,455)               (201,382)                26,267
NET ASSETS
   Beginning of period                                11,398                53,930                 443,555                 22,002
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $            1,633    $            1,475      $          242,173     $           48,269
                                          ==================    ==================      ==================     ==================

                                                                                              WANGER                 WANGER
                                              SCUDDER VIT                                  INTERNATIONAL         INTERNATIONAL
                                           EQUITY 500 INDEX         TECHNOLOGY                SELECT                SMALL CAP
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $             (122)   $           (2,797)     $           (1,832)    $           (5,483)
      Net realized gain (loss)                            33                (4,306)                  1,093                    573
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 3,854                (1,826)                 36,327                204,190
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    3,765                (8,929)                 35,588                199,280
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                   7,801                   3,020                 16,767
      Participant transfers                           22,935               (13,806)                  1,249                197,489
      Participant withdrawals                             (6)              (25,782)                (14,049)               (62,673)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     22,929               (31,787)                 (9,780)               151,583
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               26,694               (40,716)                 25,808                350,863
NET ASSETS
   Beginning of period                                34,950               240,978                 164,139                591,992
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           61,644    $          200,262      $          189,947     $          942,855
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                   WANGER U.S.
                                                                    SMALLER
                                            WANGER SELECT          COMPANIES
                                             SUBACCOUNT            SUBACCOUNT
                                         ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (2,464)   $          (23,348)
      Net realized gain (loss)                       12,458                42,048
      Net change in unrealized
         appreciation (depreciation)
         on investment                               18,470               262,182
                                         ------------------    ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  28,464               280,882
                                         ------------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              680                15,685
      Participant transfers                         (15,921)              139,333
      Participant withdrawals                       (28,951)             (176,969)
                                         ------------------    ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (44,192)              (21,951)
                                         ------------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (15,728)              258,931
NET ASSETS
   Beginning of period                              197,520             1,644,674
                                         ------------------    ------------------
   End of period                         $          181,792    $        1,903,605
                                         ==================    ==================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/ Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2003

                                                      PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                      ABERDEEN          PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                   INTERNATIONAL       MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                 $            4,902     $         (111)  $            (978)  $          (1,910)
   Net realized gain (loss)                                  4,342             (3,245)            (10,481)              7,729
   Net change in unrealized appreciation
      (depreciation) on investments                        249,098              4,569              82,330              27,219
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           258,342              1,213              70,871              33,038
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     15,907                 (1)                380              13,749
   Participant transfers                                    53,671 +           (7,976)            (55,014)           (130,397)
   Participant withdrawals                                 (30,295)               (15)             (6,820)               (519)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               39,283             (7,992)            (61,454)           (117,167)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   297,625             (6,779)              9,417             (84,129)
NET ASSETS
   Beginning of period                                     775,796             19,453             325,973             174,395
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $       1,073,421     $       12,674   $         335,390   $          90,266
                                                 =================     ==============   =================   =================

                                                                                             PHOENIX-
                                                   PHOENIX-DUFF &         PHOENIX-        ENGEMANN SMALL         PHOENIX-
                                                    PHELPS REAL           ENGEMANN          & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES     CAPITAL GROWTH         GROWTH              MARKET
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          10,755     $      (12,789)  $          (6,251)  $         (11,219)
   Net realized gain (loss)                                 10,553            (14,633)             (1,966)                -
   Net change in unrealized appreciation
        (depreciation) on investments                      144,941            245,913             173,682                 -
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           166,249            218,491             165,465             (11,219)
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      9,664              5,179                 790              11,206
   Participant transfers                                  (189,202)            (7,995)            (49,247)           (359,015)
   Participant withdrawals                                 (14,047)           (30,810)            (17,297)           (114,640)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (193,585)           (33,626)            (65,754)           (462,449)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   (27,336)           184,865              99,711            (473,668)
NET ASSETS
   Beginning of period                                     693,624            932,851             417,778           1,857,515
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $         666,288     $    1,117,716   $         517,489   $       1,383,847
                                                 =================     ==============   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-           PHOENIX-
                                                         GOODWIN MULTI-     GOODWIN MULTI-
                                                          SECTOR FIXED       SECTOR SHORT     PHOENIX-JANUS      PHOENIX-KAYNE
                                                             INCOME           TERM BOND      FLEXIBLE INCOME    RISING DIVIDENDS
                                                           SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          77,541   $          193   $          26,383   $           (296)
   Net realized gain (loss)                                        6,934            1,330              26,023                635
   Net change in unrealized appreciation
      (depreciation) on investments                               82,347               35               4,750              8,621
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             166,822            1,558              57,156              8,960
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           12,675              -                11,505                -
   Participant transfers                                         183,401             (447)            (59,334)            59,769
   Participant withdrawals                                      (110,044)             -               (90,956)            (1,726)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               86,032             (447)           (138,785)            58,043
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         252,854            1,111             (81,629)            67,003
NET ASSETS
   Beginning of period                                         1,023,649              -             1,156,028             18,299
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $       1,276,503   $        1,111   $       1,074,399   $         85,302
                                                       =================   ==============   =================   ================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL    PHOENIX-LAZARD      PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT    SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             447   $           51   $          (1,083)  $           (138)
   Net realized gain (loss)                                          (24)              60               3,858                389
   Net change in unrealized appreciation
      (depreciation) on investments                               22,676            3,595              33,861              3,026
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              23,099            3,706              36,636              3,277
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                -                 2,715                -
   Participant transfers                                         206,533           28,631             382,545             (4,308)
   Participant withdrawals                                          (616)            (423)               (668)                (2)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              205,917           28,208             384,592             (4,310)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         229,016           31,914             421,228             (1,033)
NET ASSETS
   Beginning of period                                            16,982              -                16,296             16,957
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         245,998   $       31,914   $         437,524   $         15,924
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-LORD      PHOENIX-LORD      PHOENIX-LORD          PHOENIX-MFS
                                                         ABBETT BOND-    ABBETT LARGE-CAP   ABBETT MID-CAP      INVESTORS GROWTH
                                                           DEBENTURE          VALUE             VALUE                STOCK
                                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $             519  $           (298)  $            (367)  $        (19,835)
   Net realized gain (loss)                                         352               225              (1,864)            (3,754)
   Net change in unrealized appreciation
      (depreciation) on investments                                 714            15,826              12,987            298,459
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              1,585            15,753              10,756            274,870
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                 -                   -               16,852
   Participant transfers                                         13,442            94,334              54,530            258,191 ++
   Participant withdrawals                                         (164)               (1)                 (1)           (45,993)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              13,278            94,333              54,529            229,050
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         14,863           110,086              65,285            503,920
NET ASSETS
   Beginning of period                                            2,383             5,651              20,131          1,135,921
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          17,246  $        115,737   $          85,416   $      1,639,841
                                                      =================  ================   =================   ================

                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                         PHOENIX-MFS        PHOENIX-MFS          PHOENIX-          NASDAQ-100
                                                       INVESTORS TRUST         VALUE         NORTHERN DOW 30        INDEX(R)
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (183) $         (4,002)  $             763   $           (544)
   Net realized gain (loss)                                      (7,632)           15,453                (564)            (1,920)
   Net change in unrealized appreciation
      (depreciation) on investments                               5,949            99,423              61,242             16,954
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             (1,866)          110,874              61,441             14,490
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -              31,543                 240                -
   Participant transfers                                        (25,066)         (452,967)             33,316             13,552
   Participant withdrawals                                          (15)         (103,588)             (3,559)            (5,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (25,081)         (525,012)             29,997              8,112
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        (26,947)         (414,138)             91,438             22,602
NET ASSETS
   Beginning of period                                           42,419           696,901             218,941             32,282
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          15,472  $        282,763   $         310,379   $         54,884
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                             PHOENIX-
                                                           PHOENIX-          OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                       OAKHURST GROWTH       STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          AND INCOME        ALLOCATION           EQUITY              VALUE
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,525) $         18,946   $          (4,913)  $            142
   Net realized gain (loss)                                     (29,423)           (1,787)            (21,963)            (3,372)
   Net change in unrealized appreciation
      (depreciation) on investments                             268,106           232,546             240,588             58,721
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            236,158           249,705             213,712             55,491
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,964             8,895               6,985                -
   Participant transfers                                        (53,763)            4,415             454,514            (34,435)
   Participant withdrawals                                      (41,126)          (58,342)            (24,768)                (5)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (70,925)          (45,032)            436,731            (34,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        165,233           204,673             650,443             21,051
NET ASSETS
   Beginning of period                                          986,418         1,433,635             958,130            223,714
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,151,651  $      1,638,308   $       1,608,573   $        244,765
                                                      =================  ================   =================   ================

                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN MID-   BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA
                                                          CAP VALUE         CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $         (20,215) $        (14,479)  $          (7,433)  $         (5,196)
   Net realized gain (loss)                                     (13,405)         (102,780)            (20,585)           (86,338)
   Net change in unrealized appreciation
      (depreciation) on investments                             581,951           426,550             153,618            202,678
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            548,331           309,291             125,600            111,144
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,338            36,812              29,489             10,177
   Participant transfers                                       (285,135)         (640,244)            (28,050)           (30,608)
   Participant withdrawals                                      (47,281)          (21,245)            (28,319)           (13,641)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (309,078)         (624,677)            (26,880)           (34,072)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        239,253          (315,386)             98,720             77,072
NET ASSETS
   Beginning of period                                        1,890,055         1,382,461             507,726            344,200
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       2,129,308  $      1,067,075   $         606,446   $        421,272
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                                           ALGER AMERICAN
                                                           SMALL-CAP     AIM V.I. CAPITAL   AIM V.I. PREMIER        LEVERAGED
                                                            GROWTH         APPRECIATION          EQUITY              ALLCAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,394) $           (379)  $          (1,296)  $         (2,518)
   Net realized gain (loss)                                      91,916               (14)                193            (12,666)
   Net change in unrealized appreciation
      (depreciation) on investments                               9,739             7,177              27,339             67,099
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             99,261             6,784              26,236             51,915
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           3,200               -                   -                  -
   Participant transfers                                         (5,387)           24,065               8,900             10,955
   Participant withdrawals                                      (63,670)           (1,336)                (70)            (5,774)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (65,857)           22,729               8,830              5,181
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         33,404            29,513              35,066             57,096
NET ASSETS
   Beginning of period                                            3,677            24,090             102,649            142,308
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          37,081  $         53,603   $         137,715   $        199,404
                                                      =================  ================   =================   ================

                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.         INCOME BOND
                                                         GOVERNMENT         FUND II --                             VIP GROWTH
                                                        SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          46,810  $         12,143   $          (2,420)  $         (1,035)
   Net realized gain (loss)                                       7,964               531             (18,643)            (9,769)
   Net change in unrealized appreciation
      (depreciation) on investments                             (34,195)           75,171              72,971             42,997
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             20,579            87,845              51,908             32,193
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          14,613            13,622                 399                -
   Participant transfers                                       (574,747)          471,118               3,921             24,571
   Participant withdrawals                                      (40,588)           (7,831)             (9,556)               (81)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (600,722)          476,909              (5,236)            24,490
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                       (580,143)          564,754              46,672             56,683
NET ASSETS
   Beginning of period                                        2,104,623           245,481             248,820            109,782
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,524,480  $        810,235   $         295,492   $        166,465
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                TEMPLETON
                                                                                                DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS           FOREIGN
                                                           VIP GROWTH        SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (9,557)  $         (810)  $             (72)  $          4,013
   Net realized gain (loss)                                      (29,358)          (1,919)                 23            (13,132)
   Net change in unrealized appreciation
      (depreciation) on investments                              253,047           49,680              12,949            192,868
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             214,132           46,951              12,900            183,749
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           51,774            8,750                 -               27,603
   Participant transfers                                         220,091           20,811                (120)          (479,655)
   Participant withdrawals                                      (109,408)          (7,865)                (15)           (71,861)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              162,457           21,696                (135)          (523,913)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         376,589           68,647              12,765           (340,164)
NET ASSETS
   Beginning of period                                           584,815          194,642              25,405            823,712
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         961,404   $      263,289   $          38,170   $        483,548
                                                       =================   ==============   =================   ================

                                                           TEMPLETON          TEMPLETON
                                                          GLOBAL ASSET         GROWTH        RYDEX VARIABLE      RYDEX VARIABLE
                                                           ALLOCATION        SECURITIES        TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)       SUBACCOUNT(5)
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             101   $         (520)  $            (273)  $           (212)
   Net realized gain (loss)                                         (143)          (1,540)             (2,868)                 4
   Net change in unrealized appreciation
      (depreciation) on investments                                2,338          164,297                (640)             5,747
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations               2,296          162,237              (3,781)             5,539
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -              4,525                 -                  -
   Participant transfers                                             -            566,467              15,179             48,391
   Participant withdrawals                                          (622)          (6,976)                -                  -
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 (622)         564,016              15,179             48,391
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                           1,674          726,253              11,398             53,930
NET ASSETS
   Beginning of period                                             8,025          390,355                 -                  -
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $           9,699   $    1,116,608   $          11,398   $         53,930
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR     EAFE(R) EQUITY     SCUDDER VIT
                                                            ROTATION           INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                         SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (2,619)  $          498   $             (32)  $         (2,677)
   Net realized gain (loss)                                          809             (113)                221            (20,896)
   Net change in unrealized appreciation
      (depreciation) on investments                               45,615            4,155               7,461             91,738
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              43,805            4,540               7,650             68,165
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                120                 -               20,073
   Participant transfers                                         400,528            3,994              22,587            (17,854)
   Participant withdrawals                                          (778)            (696)                (24)            (2,149)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              399,750            3,418              22,563                 70
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         443,555            7,958              30,213             68,235
NET ASSETS
   Beginning of period                                               -             14,044               4,737            172,743
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         443,555   $       22,002   $          34,950   $        240,978
                                                       =================   ==============   =================   ================

                                                                               WANGER                             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL                            SMALLER
                                                             FORTY           SMALL CAP       WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (1,215)  $       (4,894)  $          (2,405)  $        (19,127)
   Net realized gain (loss)                                      (39,471)             706               3,421              5,998
   Net change in unrealized appreciation
      (depreciation) on investments                               77,919          185,979              42,034            497,152
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              37,233          181,791              43,050            484,023
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            2,635           14,481                  35             27,752
   Participant transfers                                          (7,258)          37,826             (14,305)           103,383
   Participant withdrawals                                       (10,626)          (9,653)            (10,364)          (106,076)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (15,249)          42,654             (24,634)            25,059
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                          21,984          224,445              18,416            509,082
NET ASSETS
   Beginning of period                                           142,155          367,547             179,104          1,135,592
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         164,139   $      591,992   $         197,520   $      1,644,674
                                                       =================   ==============   =================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception August 8, 2003 to December 31, 2003.
(4) From inception August 13, 2003 to December 31, 2003.
(5) From inception September 3, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 3) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                 INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)      income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap         Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth         Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)   prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)           consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                 INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series           capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           Current income by investing primarily in a diversified portfolio or U.S.
                                                           government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                             futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                           Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                             benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      Match the performance of the Morgan Stanley Capital International
                                                           EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          Match the performance of the Standard & Poor's 500 Composite Stock
                                                           Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                               $  912,950      $  276,884
   Phoenix-AIM Growth Series                                               69,693         254,153
   Phoenix-Alger Small-Cap Growth Series                                   60,020          32,336
   Phoenix-Alliance/Bernstein Enhanced Index Series                        16,358          96,294
   Phoenix-Duff & Phelps Real Estate Securities Series                    460,331         452,468
   Phoenix-Engemann Capital Growth Series                                  52,563         268,405
   Phoenix-Engemann Growth and Income Series                              329,001         165,602
   Phoenix-Engemann Small-Cap Growth Series                                55,801          68,784
   Phoenix-Engemann Strategic Allocation Series                            88,503         465,376
   Phoenix-Engemann Value Equity Series                                   313,169         590,816
   Phoenix-Goodwin Money Market Series                                    237,474         598,410
   Phoenix-Goodwin Multi-Sector Fixed Income Series                     1,173,509         530,483
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                    146,662          78,442
   Phoenix-Kayne Rising Dividends Series                                   58,835          86,863
   Phoenix-Kayne Small-Cap Quality Value Series                            50,637         193,936
   Phoenix-Lazard International Equity Select Series                      237,091          79,242
   Phoenix-Lazard Small-Cap Value Series                                   13,521         342,817
   Phoenix-Lord Abbett Bond-Debenture Series                               26,254           1,203
   Phoenix-Lord Abbett Large-Cap Value Series                             624,384          40,257
   Phoenix-Lord Abbett Mid-Cap Value Series                               100,159           2,933
   Phoenix-Northern Dow 30 Series                                          43,057          30,791
   Phoenix-Northern Nasdaq-100 Index(R) Series                             92,126          59,016
   Phoenix-Sanford Bernstein Mid-Cap Value Series                       1,554,668         463,693
   Phoenix-Sanford Bernstein Small-Cap Value Series                       580,455         253,779
   Phoenix-Seneca Mid-Cap Growth Series                                    18,362         139,405
   Phoenix-Seneca Strategic Theme Series                                   56,288         167,773

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                  $   33,971      $    7,199
   AIM V.I. Mid-Cap Core Equity Fund                                       14,619             381
   AIM V.I. Premier Equity Fund                                            22,572           1,949

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                  711           5,805

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                       206,555         242,811
   Federated High Income Bond Fund II -- Primary Shares                   228,645         486,281

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                            447,628          90,800
   VIP Growth Opportunities Portfolio                                      12,557          20,901
   VIP Growth Portfolio                                                    89,810         510,340

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                           65,502          50,878
   Templeton Developing Markets Securities Fund                               591           7,936
   Templeton Foreign Securities Fund                                       56,604          42,725
   Templeton Global Asset Allocation Fund                                     270             788
   Templeton Growth Securities Fund                                        58,357         633,367

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                         997,858         893,865
   Rydex Variable Trust Nova Fund                                               3          54,234
   Rydex Variable Trust Sector Rotation Fund                              122,855         332,291

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                   22,740             834
   Scudder VIT Equity 500 Index Fund                                       23,315             487

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                    11,196          45,841

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                              7,188          18,773
   Wanger International Small Cap                                         258,435         112,004
   Wanger Select                                                           19,711          66,210
   Wanger U.S. Smaller Companies                                          198,293         243,433

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                            1,120,202          719,662             676,607         7,141,161
   Unit value                                                $1.777250        $1.491565           $1.146598         $1.364303
   Net assets (thousands)                                       $1,991           $1,073                $776              $974
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       3.10%            1.95%               1.08%                 -
   Total return                                                 19.15%           30.09%            (15.96%)          (25.08)%

   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                            1,295,815        1,442,695           1,191,183         1,294,748
   Unit value                                                $1.168498        $1.136651           $0.953607         $1.358455
   Net assets (thousands)                                       $1,514           $1,640              $1,136            $1,759
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.09%                -                   -                 -
   Total return                                                  2.80%           19.19%            (29.80%)          (24.88%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(7)
   Accumulation units outstanding                               20,375           12,213               1,832                 -
   Unit value                                                $3.058550        $3.035991           $2.006382                 -
   Net assets (thousands)                                          $62              $37                  $4                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                           -                -                   - *               -
   Total return                                                  0.74%           51.32%             (0.36%)                 -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                              171,156          223,727             270,779           236,131
   Unit value                                                $1.624337        $1.499104           $1.203835         $1.599064
   Net assets (thousands)                                         $278             $335                $326              $378
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.42%            1.08%               0.92%             0.73%
   Total return                                                  8.35%           24.53%            (24.72%)          (13.10%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                              140,152          160,392             227,757           108,003
   Unit value                                                $5.519726        $4.154098           $3.045451         $2.754338
   Net assets (thousands)                                         $774             $666                $694              $297
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       2.53%            3.29%               3.93%             4.05%
   Total return                                                 32.87%           36.40%              10.57%             5.18%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                              781,018          957,517             997,202           735,256
   Unit value                                                $1.208793        $1.167307           $0.935469         $1.261191
   Net assets (thousands)                                         $944           $1,118                $933              $927
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.80%            0.09%                   -             0.06%
   Total return                                                  3.55%           24.78%            (25.83%)          (35.48%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                              733,797          644,410             694,049           809,194
   Unit value                                                $1.947709        $1.787139           $1.421252         $1.859331
   Net assets (thousands)                                       $1,429           $1,152                $986            $1,505
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.23%            1.14%               0.76%             0.50%
   Total return                                                  8.98%           25.74%            (23.56%)           (9.41%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                              447,698          450,560             525,421           627,746
   Unit value                                                $1.242882        $1.148546           $0.795129         $1.132139
   Net assets (thousands)                                         $556             $517                $418              $711
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -             0.06%
   Total return                                                  8.21%           44.45%            (29.77%)          (27.73%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                              553,859          747,435             773,459           187,786
   Unit value                                                $2.323622        $2.191906           $1.853537         $2.124930
   Net assets (thousands)                                       $1,287           $1,638              $1,434              $399
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       2.53%            2.66%               2.93%             2.69%
   Total return                                                  6.01%           18.26%            (12.77%)             0.49%

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                              620,899          752,681             547,875           724,073
   Unit value                                                $2.380570        $2.137122           $1.748810         $2.270833
   Net assets (thousands)                                       $1,478           $1,609                $958            $1,644
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.86%            0.91%               0.81%             1.02%
   Total return                                                 11.39%           22.20%            (22.99%)          (19.07%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                              477,375          641,807             855,674           907,365
   Unit value                                                $2.143939        $2.156173           $2.170821         $2.169708
   Net assets (thousands)                                       $1,023           $1,384              $1,858            $1,969
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.77%            0.70%               1.41%             3.47%
   Total return                                                (0.57%)          (0.67%)               0.05%             2.41%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                              696,587          484,669             439,306           265,318
   Unit value                                                $2.775852        $2.633762           $2.330148         $2.147323
   Net assets (thousands)                                       $1,934           $1,277              $1,024              $570
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       6.04%            6.96%               7.21%             9.32%
   Total return                                                  5.39%           13.03%               8.51%             4.65%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(12)
   Accumulation units outstanding                               67,850            1,088                   -                 -
   Unit value                                                $1.061503        $1.021520                   -                 -
   Net assets (thousands)                                          $72               $1                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       4.13%            2.87% *                 -                 -
   Total return                                                  3.91%            5.00%                   -                 -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(6)
   Accumulation units outstanding                               25,634           37,798               9,526                 -
   Unit value                                                $2.343371        $2.256797           $1.920852                 -
   Net assets (thousands)                                          $60              $85                 $18                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       1.14%            0.82%               0.74% *               -
   Total return                                                  3.84%           17.49%             (2.01%)                 -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(5)
   Accumulation units outstanding                               42,865          103,168               8,451                 -
   Unit value                                                $2.956486        $2.384466           $2.009529                 -
   Net assets (thousands)                                         $127             $246                 $17                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       0.66%            1.85%               2.43% *               -
   Total return                                                 23.99%           18.66%               1.92%                 -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(9)
   Accumulation units outstanding                               74,401           13,079                   -                 -
   Unit value                                                $2.789065        $2.440281                   -                 -
   Net assets (thousands)                                         $208              $32                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       1.64%            2.07% *                 -                 -
   Total return                                                 14.29%           25.04%                   -                 -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(5)
   Accumulation units outstanding                               34,844          163,909               8,368                 -
   Unit value                                                $3.011667        $2.669307           $1.947393                 -
   Net assets (thousands)                                         $105             $438                 $16                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                           -            0.32%               0.29% *               -
   Total return                                                 12.83%           37.07%             (1.86%)                 -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
   Accumulation units outstanding                               16,391            7,015               1,126                 -
   Unit value                                                $2.629429        $2.458277           $2.116151                 -
   Net assets (thousands)                                          $43              $17                  $2                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       5.97%            6.02%              15.02% *               -
   Total return                                                  6.96%           16.17%               1.68%                 -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(4)
   Accumulation units outstanding                              277,791           45,624               2,862                 -
   Unit value                                                $2.819078        $2.536770           $1.974426                 -
   Net assets (thousands)                                         $783             $116                  $6                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       1.49%            0.84%               0.58% *               -
   Total return                                                 11.13%           28.48%             (2.05%)                 -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(4)
   Accumulation units outstanding                               71,038           34,951              10,114                 -
   Unit value                                                $2.995255        $2.443839           $1.990309                 -
   Net assets (thousands)                                         $213              $85                 $20                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       0.65%            0.68%               0.94% *               -
   Total return                                                 22.56%           22.79%             (2.24%)                 -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                              173,743          167,592             148,583           140,751
   Unit value                                                $1.912322        $1.851984           $1.473523         $1.767693
   Net assets (thousands)                                         $332             $310                $219              $249
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.63%            1.68%               1.30%             1.41%
   Total return                                                  3.26%           25.68%            (16.64%)           (7.26%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                              107,694           67,563              58,357           122,324
   Unit value                                                $0.881797        $0.812311           $0.553187         $0.898343
   Net assets (thousands)                                          $95              $55                 $32              $110
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.57%                -                   -                 -
   Total return                                                  8.55%           46.84%            (38.42%)          (33.93%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                              879,961          635,683             784,729           693,370
   Unit value                                                $3.978759        $3.349642           $2.408546         $2.669779
   Net assets (thousands)                                       $3,501           $2,129              $1,890            $1,851
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.19%            0.20%               0.86%             1.66%
   Total return                                                 18.78%           39.07%             (9.78%)            21.32%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                              399,570          342,538             629,820           434,300
   Unit value                                                $3.769977        $3.115188           $2.195009         $2.432729
   Net assets (thousands)                                       $1,506           $1,067              $1,382            $1,057
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -               0.49%             0.87%
   Total return                                                 21.02%           41.92%             (9.77%)            14.20%

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                              312,469          387,254             412,061           401,167
   Unit value                                                $1.648719        $1.566018           $1.232162         $1.850439
   Net assets (thousands)                                         $515             $606                $508              $742
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                  5.28%           27.10%            (33.41%)          (26.30%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                              220,729          298,472             330,218           488,297
   Unit value                                                $1.468069        $1.411434           $1.042340         $1.625085
   Net assets (thousands)                                         $324             $421                $344              $794
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                  4.01%           35.41%            (35.86%)          (28.35%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Accumulation units outstanding                               45,822           30,397              17,455             5,042
   Unit value                                                $1.854855        $1.763397           $1.380106         $1.849477
   Net assets (thousands)                                          $85              $54                 $24                $9
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35% *
   Investment income ratio                                           -                -                   -                 - *
   Total return                                                  5.19%           27.77%            (25.38%)             0.75%

   AIM V.I. MID-CAP CORE EQUITY FUND(14)
   Accumulation units outstanding                               13,643                -                   -                 -
   Unit value                                                $1.016392                -                   -                 -
   Net assets (thousands)                                          $14                -                   -                 -
   Mortality and expense ratio                                   1.35% *              -                   -                 -
   Investment income ratio                                       1.96% *              -                   -                 -
   Total return                                                  1.87%                -                   -                 -

   AIM V.I. PREMIER EQUITY FUND(1)
   Accumulation units outstanding                              100,048           86,466              79,525            24,147
   Unit value                                                $1.661907        $1.592714           $1.290772         $1.878617
   Net assets (thousands)                                         $166             $138                $103               $45
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35% *
   Investment income ratio                                       0.54%            0.31%               0.49%             0.59% *
   Total return                                                  4.34%           23.39%            (31.20%)             1.73%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                              179,818          181,978             172,612           180,857
   Unit value                                                $1.169476        $1.095753           $0.824440         $1.264565
   Net assets (thousands)                                         $210             $199                $142              $229
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -               0.01%                 -
   Total return                                                  6.73%           32.91%            (34.80%)          (17.07%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                              570,789          603,823              841,811          347,780
   Unit value                                                $2.580535        $2.524715            $2.500114        $2.324049
   Net assets (thousands)                                       $1,473           $1,524               $2,105             $808
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       4.28%            3.99%                2.70%            1.79%
   Total return                                                  2.21%            0.98%                7.58%            5.58%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                              225,547          361,831              132,173           85,002
   Unit value                                                $2.440118        $2.239269            $1.857278        $1.856911
   Net assets (thousands)                                         $550             $810                 $245             $158
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       9.42%            3.69%               12.29%           10.25%
   Total return                                                  8.97%           20.57%                0.02%            1.00%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                              365,496          161,997              172,724          125,185
   Unit value                                                $2.075476        $1.824067            $1.440562        $1.612237
   Net assets (thousands)                                         $759             $295                 $249             $202
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.16%            0.35%                0.71%            0.38%
   Total return                                                 13.78%           26.62%             (10.65%)         (13.55%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                              112,679          118,132               99,652           81,096
   Unit value                                                $1.488267        $1.409157            $1.101647        $1.430192
   Net assets (thousands)                                         $168             $166                 $110             $116
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.50%            0.57%                0.89%            0.17%
   Total return                                                  5.61%           27.91%             (22.97%)         (15.60%)

   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                              414,604          787,080              627,182          100,909
   Unit value                                                $1.244319        $1.221482            $0.932496        $1.354257
   Net assets (thousands)                                         $516             $961                 $585             $137
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.20%            0.17%                0.04%                -
   Total return                                                  1.87%           30.99%             (31.14%)         (18.84%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                ------------------------------------------------------------------
SUBACCOUNT                                                          2004             2003               2002               2001
----------                                                      -----------       ----------         ----------        -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
-------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                    108,082          102,062            93,152            74,592
   Unit value                                                      $2.866346        $2.579702         $2.089514         $2.401822
   Net assets (thousands)                                               $310             $263              $195              $179
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             0.77%            1.01%             0.99%             1.90%
   Total return                                                       11.11%           23.46%          (13.00%)             5.60%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                     16,348           20,076            20,168            33,803
   Unit value                                                      $2.338972        $1.901166         $1.259644         $1.278786
   Net assets (thousands)                                                $38              $38               $25               $43
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.73%            1.18%             1.21%             0.92%
   Total return                                                       23.03%           50.93%           (1.49%)           (9.33%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                    282,115          274,920           610,825           483,674
   Unit value                                                      $2.056631        $1.758867         $1.348523         $1.678570
   Net assets (thousands)                                               $580             $484              $824              $812
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.07%            1.91%             1.47%             2.20%
   Total return                                                       16.93%           30.43%          (19.66%)          (17.14%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                      4,273            4,577             4,930            25,920
   Unit value                                                      $2.418845        $2.118884         $1.627734         $1.725744
   Net assets (thousands)                                                $10              $10                $8               $45
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             2.81%            2.60%             2.84%             1.41%
   Total return                                                       14.16%           30.17%           (5.68%)          (11.17%)

   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                    242,644          500,752           228,194           218,211
   Unit value                                                      $2.552306        $2.229858         $1.710630         $2.127403
   Net assets (thousands)                                               $619           $1,117              $390              $464
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.49%            1.29%             2.22%            27.42%
   Total return                                                       14.46%           30.35%          (19.59%)           (2.65%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(11)
   Accumulation units outstanding                                1,763           10,845                   -                 -
   Unit value                                                $0.926226        $1.051005                   -                 -
   Net assets (thousands)                                           $2              $11                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                           -                - *                 -                 -
   Total return                                               (11.87%)          (5.81%)                   -                 -

   RYDEX VARIABLE TRUST NOVA FUND(13)
   Accumulation units outstanding                                1,074           44,404                   -                 -
   Unit value                                                $1.373319        $1.214510                   -                 -
   Net assets (thousands)                                           $1              $54                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       0.02%                - *                 -                 -
   Total return                                                 13.08%           11.98%                   -                 -

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(10)
   Accumulation units outstanding                             192,443           384,970                   -                 -
   Unit value                                               $1.258417         $1.152179                   -                 -
   Net assets (thousands)                                        $242              $444                   -                 -
   Mortality and expense ratio                                  1.35%             1.35% *                 -                 -
   Investment income ratio                                          -                 - *                 -                 -
   Total return                                                 9.22%            13.01%                   -                 -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund
   Accumulation units outstanding                              31,936            17,099              14,359            10,678
   Unit value                                               $1.511392         $1.286738           $0.978090         $1.264603
   Net assets (thousands)                                         $48               $22                 $14               $14
   Mortality and expense ratio                                  1.35%             1.35%               1.35%             1.35%
   Investment income ratio                                      2.20%             4.43%               1.45%                 -
   Total return                                                17.46%            31.56%            (22.66%)          (25.71%)

   SCUDDER VIT EQUITY 500 INDEX FUND(2)
   Accumulation units outstanding                              27,414            16,956               2,905               639
   Unit value                                               $2.248672         $2.061119           $1.630269         $2.107931
   Net assets (thousands)                                         $62               $35                  $5                $1
   Mortality and expense ratio                                  1.35%             1.35%               1.35%             1.35% *
   Investment income ratio                                      1.05%             1.27%               1.02%                 - *
   Total return                                                 9.10%            26.43%            (23.37%)             0.20%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                              360,353          420,740             439,687           615,542
   Unit value                                                $0.555738        $0.572747           $0.392876         $0.780422
   Net assets (thousands)                                         $200             $241                $173              $480
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                  -                 -
   Total return                                                (2.97%)           45.78%            (49.66%)          (49.56%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                               63,148           66,933              80,769           101,579
   Unit value                                                $3.007958        $2.452278           $1.760024         $2.106231
   Net assets (thousands)                                         $190             $164                $142              $214
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.32%            0.32%                   -             0.12%
   Total return                                                 22.66%           39.33%            (16.44%)          (27.62%)

   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                              344,159          277,701             253,204           337,313
   Unit value                                                $2.739594        $2.131759           $1.451579         $1.707659
   Net assets (thousands)                                         $943             $592                $368              $576
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.62%            0.29%                   -                 -
   Total return                                                 28.51%           46.86%            (15.00%)          (22.34%)

   WANGER SELECT
   Accumulation units outstanding                               51,262           65,554              76,657            70,770
   Unit value                                                $3.546339        $3.013145           $2.336441         $2.563737
   Net assets (thousands)                                         $182             $198                $179              $181
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                 17.70%           28.96%             (8.87%)             7.61%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                              612,120          617,367             602,279           570,639
   Unit value                                                $3.109857        $2.664010           $1.885488         $2.297522
   Net assets (thousands)                                       $1,904           $1,645              $1,136            $1,311
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -             0.04%
   Total return                                                 16.74%           41.29%            (17.93%)             9.88%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception September 5, 2001 to December 31, 2001.
(2)  From inception December 18, 2001 to December 31, 2001.
(3)  From inception December 24, 2001 to December 31, 2001.
(4)  From inception August 28, 2002 to December 31, 2002.
(5)  From inception September 3, 2002 to December 31, 2002.
(6)  From inception September 4, 2002 to December 31, 2002.
(7)  From inception November 11, 2002 to December 31, 2002.
(8)  From inception November 19, 2002 to December 31, 2002.
(9)  From inception April 29, 2003 to December 31, 2003.
(10) From inception June 4, 2003 to December 31, 2003.
(11) From inception August 8, 2003 to December 31, 2003.
(12) From inception August 13, 2003 to December 31, 2003.
(13) From inception September 3, 2003 to December 31, 2003.
(14) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                             PHOENIX-                                                   PHOENIX-ALLIANCE/
                                             ABERDEEN                                PHOENIX-ALGER         BERNSTEIN
                                           INTERNATIONAL          PHOENIX-AIM          SMALL-CAP         ENHANCED INDEX
                                              SERIES             GROWTH SERIES       GROWTH SERIES           SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             719,662             1,442,695               12,213             223,727
Participant deposits                                 4,698                 8,114                5,229                 158
Participant transfers                              464,479 (e)            31,205                2,933             (39,690)
Participant withdrawals                            (68,637)             (186,199)                   -             (13,039)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,120,202             1,295,815               20,375             171,156
                                         ================================================================================

                                           PHOENIX-DUFF &          PHOENIX-             PHOENIX-            PHOENIX-
                                            PHELPS REAL            ENGEMANN             ENGEMANN         ENGEMANN SMALL-
                                         ESTATE SECURITIES      CAPITAL GROWTH         GROWTH AND          CAP GROWTH
                                               SERIES               SERIES            INCOME SERIES          SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             160,392               957,517              644,410             450,560
Participant deposits                                10,167                 5,841               14,023                 629
Participant transfers                               (7,951)              (22,024) (c)         152,146 (b)           3,736
Participant withdrawals                            (22,456)             (160,316)             (76,782)             (7,227)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   140,152               781,018              733,797             447,698
                                         ================================================================================

                                             PHOENIX-              PHOENIX-                                  PHOENIX-
                                             ENGEMANN              ENGEMANN              PHOENIX-         GOODWIN MULTI-
                                             STRATEGIC           VALUE EQUITY         GOODWIN MONEY        SECTOR FIXED
                                         ALLOCATION SERIES          SERIES            MARKET SERIES       INCOME SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             747,435               752,681              641,807             484,669
Participant deposits                                 3,577                 4,064               10,214               2,149
Participant transfers                             (135,019)             (105,753) (d)         (41,368)            286,415 (a)
Participant withdrawals                            (62,134)              (30,093)            (133,278)            (76,646)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   553,859               620,899              477,375             696,587
                                         ================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                             PHOENIX-KAYNE      PHOENIX-LAZARD
                                            SECTOR SHORT        PHOENIX-KAYNE           SMALL-CAP         INTERNATIONAL
                                              TERM BOND        RISING DIVIDENDS       QUALITY VALUE       EQUITY SELECT
                                               SERIES               SERIES               SERIES              SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,088                37,798              103,168              13,079
Participant deposits                                     -                 8,687                    -              14,137
Participant transfers                               87,728               (16,315)             (58,008)             47,206
Participant withdrawals                            (20,966)               (4,536)              (2,295)                (21)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    67,850                25,634               42,865              74,401
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                            SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                          PHOENIX-LAZARD         PHOENIX-LORD          PHOENIX-LORD        PHOENIX-LORD
                                         SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP     ABBETT MID-CAP
                                              SERIES           DEBENTURE SERIES        VALUE SERIES        VALUE SERIES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            163,909                 7,015                45,624              34,951

Participant deposits                                1,260                     -                12,096                 444
Participant transfers                            (128,273)                9,723               233,204              36,186
Participant withdrawals                            (2,052)                 (347)              (13,133)               (543)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   34,844                16,391               277,791              71,038
                                         ================================================================================

                                             PHOENIX-              PHOENIX-          PHOENIX-SANFORD     PHOENIX-SANFORD
                                          NORTHERN DOW 30       NORTHERN NASDAQ-      BERNSTEIN MID-     BERNSTEIN SMALL-
                                              SERIES          100 INDEX(R) SERIES    CAP VALUE SERIES    CAP VALUE SERIES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            167,592                67,563               635,683             342,538
Participant deposits                                  132                13,699                 8,944                   -
Participant transfers                               6,427                31,319               270,748              66,690
Participant withdrawals                              (408)               (4,887)              (35,414)             (9,658)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  173,743               107,694               879,961             399,570
                                         ================================================================================

                                           PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL
                                           MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION      AIM V.I. MID-CAP
                                              SERIES                 SERIES                FUND          CORE EQUITY FUND
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            387,254               298,472                30,397                   -
Participant deposits                                8,197                 5,374                 8,214                   -
Participant transfers                             (44,418)              (55,284)               10,808              14,017 (f)
Participant withdrawals                           (38,564)              (27,833)               (3,597)               (374)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  312,469               220,729                45,822              13,643
                                         ================================================================================

                                                                                       FEDERATED FUND      FEDERATED HIGH
                                                                ALGER AMERICAN            FOR U.S.         INCOME BOND
                                         AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT          FUND II --
                                           EQUITY FUND             PORTFOLIO          SECURITIES II       PRIMARY SHARES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                             86,466               181,978               603,823             361,831
Participant deposits                                8,193                   625                 2,558                 114
Participant transfers                               5,432                     1                (8,503)           (122,430)
Participant withdrawals                               (43)               (2,786)              (27,089)            (13,968)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  100,048               179,818               570,789             225,547
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                  VIP GROWTH
                                         VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH         MUTUAL SHARES
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO        SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             161,997               118,132              787,080             102,062
Participant deposits                                20,672                     -               14,487                 113
Participant transfers                              207,577                 1,015             (379,304)             19,002
Participant withdrawals                            (24,750)               (6,468)              (7,659)            (13,095)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   365,496               112,679              414,604             108,082
                                         ================================================================================

                                              TEMPLETON
                                             DEVELOPING            TEMPLETON           TEMPLETON           TEMPLETON
                                              MARKETS               FOREIGN           GLOBAL ASSET           GROWTH
                                          SECURITIES FUND       SECURITIES FUND      ALLOCATION FUND     SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              20,076               274,920                4,577             500,752
Participant deposits                                     -                 8,800                    -               2,500
Participant transfers                                    -                 7,820                    -            (254,829)
Participant withdrawals                             (3,728)               (9,425)                (304)             (5,779)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    16,348               282,115                 4,273            242,644
                                         ================================================================================

                                                                                                           SCUDDER VIT
                                                                                      RYDEX VARIABLE      EAFE(R) EQUITY
                                           RYDEX VARIABLE        RYDEX VARIABLE        TRUST SECTOR           INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND       ROTATION FUND            FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              10,845                44,404              384,970              17,099
Participant deposits                                     -                     -                    -                  91
Participant transfers                               (7,019)              (43,320)            (184,634)             15,095
Participant withdrawals                             (2,063)                  (10)              (7,893)               (349)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     1,763                 1,074              192,443              31,936
                                         ================================================================================
                                             SCUDDER VIT                                  WANGER            WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY          INTERNATIONAL     INTERNATIONAL
                                                FUND                PORTFOLIO             SELECT           SMALL CAP
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              16,956               420,740               66,933             277,701
Participant deposits                                     -                14,050                1,163               6,925
Participant transfers                               10,461               (25,858)                 513              86,070
Participant withdrawals                                 (3)              (48,579)              (5,461)            (26,537)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    27,414               360,353               63,148             344,159
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                   WANGER U.S.
                                                                    SMALLER
                                           WANGER SELECT           COMPANIES
                                         -----------------     -----------------
Accumulation units outstanding,
   beginning of period                              65,554               617,367
Participant deposits                                   214                 5,623
Participant transfers                               (5,136)               52,669
Participant withdrawals                             (9,370)              (63,539)
                                         ---------------------------------------
Accumulation units outstanding,
   end of period                                    51,262               612,120
                                         =======================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                               PHOENIX-                             PHOENIX-ALLIANCE/
                                               ABERDEEN         PHOENIX-AIM MID-       BERNSTEIN        PHOENIX-ALLIANCE/
                                            INTERNATIONAL          CAP EQUITY        ENHANCED INDEX      BERNSTEIN GROWTH
                                                SERIES               SERIES              SERIES           + VALUE SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             676,607                10,409              270,779             110,467
Participant deposits                                13,539                     -                  294               8,122
Participant transfers                               54,215                (5,039)             (42,287)            (72,315)
Participant withdrawals                            (24,699)                   (7)              (5,059)               (295)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   719,662                 5,363              223,727              45,979
                                         ================================================================================

                                           PHOENIX-DUFF &          PHOENIX-             PHOENIX-
                                            PHELPS REAL            ENGEMANN          ENGEMANN SMALL         PHOENIX-
                                         ESTATE SECURITIES      CAPITAL GROWTH         & MID-CAP          GOODWIN MONEY
                                              SERIES               SERIES             GROWTH SERIES       MARKET SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             227,757               997,202              525,421             855,674
Participant deposits                                 3,215                 4,904                  633               5,177
Participant transfers                              (66,134)              (15,373)             (57,267)           (166,120)
Participant withdrawals                             (4,446)              (29,216)             (18,227)            (52,924)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   160,392               957,517              450,560             641,807
                                         ================================================================================

                                                                   PHOENIX-
                                              PHOENIX-           GOODWIN MULTI-
                                           GOODWIN MULTI-        SECTOR SHORT         PHOENIX-JANUS      PHOENIX-KAYNE
                                           SECTOR FIXED            TERM BOND          FLEXIBLE INCOME   RISING DIVIDENDS
                                           INCOME SERIES            SERIES                SERIES             SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             439,306                     -              476,769               9,526
Participant deposits                                 5,008                     -                4,608                   -
Participant transfers                               85,002                 1,088              (22,488)             29,136
Participant withdrawals                            (44,647)                    -              (36,692)               (864)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   484,669                 1,088              422,197              37,798
                                         ================================================================================

                                            PHOENIX-KAYNE       PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                            QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE     U.S. MULTI-CAP
                                               SERIES               SERIES                SERIES             SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               8,451                     -                8,368               8,480
Participant deposits                                     -                     -                1,054                   -
Participant transfers                               94,988                13,281              154,749              (2,211)
Participant withdrawals                               (271)                 (202)                (262)                 (1)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   103,168                13,079              163,909               6,268
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                            PHOENIX-LORD          PHOENIX-LORD         PHOENIX-LORD        PHOENIX-MFS
                                            ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP     INVESTORS GROWTH
                                          DEBENTURE SERIES        VALUE SERIES         VALUE SERIES        STOCK SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,126                 2,862               10,114           1,191,183
Participant deposits                                     -                     -                    -              28,890
Participant transfers                                5,962                42,762               24,837             266,731
Participant withdrawals                                (73)                    -                    -             (44,109)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     7,015                45,624               34,951           1,442,695
                                         ================================================================================

                                             PHOENIX-MFS                                  PHOENIX-           PHOENIX-
                                           INVESTORS TRUST         PHOENIX-MFS        NORTHERN DOW 30    NORTHERN NASDAQ-
                                               SERIES             VALUE SERIES             SERIES      100 INDEX(R)SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                              26,100               388,675              148,583              58,357
Participant deposits                                     -                16,738                  150                   -
Participant transfers                              (18,217)             (222,647)              21,332              18,682
Participant withdrawals                                 (9)              (54,723)              (2,473)             (9,476)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     7,874               128,043              167,592              67,563
                                         ================================================================================

                                             PHOENIX-               PHOENIX-
                                          OAKHURST GROWTH           OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                            AND INCOME              STRATEGIC         OAKHURST VALUE    BERNSTEIN GLOBAL
                                              SERIES           ALLOCATION SERIES      EQUITY SERIES       VALUE SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                             694,049               773,459              547,875             141,322
Participant deposits                                15,479                 4,589                3,344                   -
Participant transfers                              (38,039)                 (782)             214,493             (23,286)
Participant withdrawals                            (27,079)              (29,831)             (13,031)                 (3)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   644,410               747,435              752,681             118,033
                                         ================================================================================

                                          PHOENIX-SANFORD       PHOENIX-SANFORD       PHOENIX-SENECA     PHOENIX-SENECA
                                           BERNSTEIN MID-       BERNSTEIN SMALL-      MID-CAP GROWTH     STRATEGIC THEME
                                          CAP VALUE SERIES      CAP VALUE SERIES          SERIES              SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                             784,729               629,820              412,061             330,218
Participant deposits                                 9,148                15,820               21,034               8,313
Participant transfers                             (139,508)             (293,130)             (25,979)            (29,373)
Participant withdrawals                            (18,686)               (9,972)             (19,862)            (10,686)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   635,683               342,538              387,254             298,472
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                            PHOENIX-STATE
                                           STREET RESEARCH      AIM V.I. CAPITAL                         ALGER AMERICAN
                                              SMALL-CAP          APPRECIATION        AIM V.I. PREMIER   LEVERAGED ALLCAP
                                           GROWTH SERIES             FUND              EQUITY FUND          PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,832                17,455               79,525             172,612
Participant deposits                                 1,276                     -                    -                   -
Participant transfers                               34,843                13,920                6,986              16,138
Participant withdrawals                            (25,738)                 (978)                 (45)             (6,772)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    12,213                30,397               86,466             181,978
                                         ================================================================================

                                           FEDERATED FUND       FEDERATED HIGH
                                              FOR U.S.           INCOME BOND                               VIP GROWTH
                                             GOVERNMENT            FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES
                                           SECURITIES II        PRIMARY SHARES          PORTFOLIO           PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             841,811               132,173              172,724              99,652
Participant deposits                                 5,779                 6,638                  258                   -
Participant transfers                             (227,551)              226,844               (4,219)             18,674
Participant withdrawals                            (16,216)               (3,824)              (6,766)               (194)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   603,823               361,831              161,997             118,132
                                         ================================================================================

                                                                                        TEMPLETON
                                                                                       DEVELOPING          TEMPLETON
                                             VIP GROWTH          MUTUAL SHARES           MARKETS            FOREIGN
                                              PORTFOLIO         SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             627,182                93,152               20,168             610,825
Participant deposits                                49,208                 3,880                    -              19,082
Participant transfers                              214,803                 8,603                  (81)           (306,123)
Participant withdrawals                           (104,113)               (3,573)                 (11)            (48,864)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   787,080               102,062               20,076             274,920
                                         ================================================================================

                                             TEMPLETON            TEMPLETON
                                            GLOBAL ASSET            GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
                                          ALLOCATION FUND       SECURITIES FUND      TRUST JUNO FUND     TRUST NOVA FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               4,930               228,194                    -                   -
Participant deposits                                     -                 2,111                    -                   -
Participant transfers                                    -               274,111               10,845              44,404
Participant withdrawals                               (353)               (3,664)                   -                   -
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     4,577               500,752               10,845              44,404
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                           SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                 SCUDDER VIT
                                          RYDEX VARIABLE        EAFE(R) EQUITY         SCUDDER VIT
                                           TRUST SECTOR            INDEX            EQUITY 500 INDEX       TECHNOLOGY
                                           ROTATION FUND            FUND                  FUND              PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                                   -                14,359                2,905             439,687
Participant deposits                                     -                   114                    -              41,768
Participant transfers                              385,672                 3,314               14,064             (56,786)
Participant withdrawals                               (702)                 (688)                 (13)             (3,929)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   384,970                17,099               16,956             420,740
                                         ================================================================================

                                                                     WANGER                                WANGER U.S.
                                           WANGER FOREIGN         INTERNATIONAL                              SMALLER
                                               FORTY                SMALL CAP         WANGER TWENTY         COMPANIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              80,769               253,204               76,657             602,279
Participant deposits                                 1,302                 8,952                   15              12,728
Participant transfers                               (9,728)               21,197               (7,442)             51,249
Participant withdrawals                             (5,410)               (5,654)              (3,676)            (48,889)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    66,933               277,701               65,554             617,367
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .825% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $9,744, $9,903 and $10,357 during the years ended December 31, 2004, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $64,022, $31,488 and $13,166 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

     On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 3)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

PHL VARIABLE
INSURANCE COMPANY

(a wholly-owner subsidiary of PM Holdings, Inc.)
UNAUDITED FINANCIAL STATEMENTS
MARCH 31, 2005

[To be filed by Amendment]

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements
               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits
               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sales of Contracts is incorporated by reference to registrant's Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via Edgar, on April 22, 2005.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4, filed on December 14, 1994.

                    (b) Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.

                    (c) Form of Contract D611 (Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 13 (File
                         No. 033-87376) on September 13, 2001.

                    (d) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to registrant's Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via Edgar, on April 22, 2005.

                    (e) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to registrant's Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via Edgar, on April 22, 2005.

               (5)  (a)  Form of Application (Big Edge Choice) is incorporated by reference to registrant's Pre-Effective
                         Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via Edgar on July 15, 1999.

                    (c) Form of Application (Form No. OL3174) (Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 13 (File No. 033-87376) on September 13, 2001.

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 are incorporated by reference to Registrant's Form N-4 (File No. 033-87376), filed via Edgar on April 30, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., to be filed by amendment.

               (10) (a) Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

                    (b) Consent of Brian A. Giantonio, Esq., to be filed by amendment.

               (11) (a) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.

               (12) Not Applicable.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer


*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT [GRAPHIC OMITTED]



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of February 28, 2005 there were 18,231 qualified and 11,470 nonqualified contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO serves as the principal underwriter for the following entities:

               PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

           (b) Directors and Executive Officers of PEPCO.

                NAME                         POSITION
                ----                         --------
                Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
                Michael E. Haylon*           Director
                James D. Wehr**              Director
                Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
                John H. Beers*               Vice President and Secretary
                Glenn H. Pease**             Vice President, Finance and Treasurer
                John F. Sharry**             President, Sales
                Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

               * The business address of this individual is One American Row, Hartford, CT 06102
               ** The business address of this individual is 56 Prospect Street,
                  Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 20th day of May, 2005.

                              PHL VARIABLE ACCUMULATION ACCOUNT

                              By:  _____________________________________
                                   * Philip K. Polkinghorn
                                   President


                              PHL VARIABLE INSURANCE COMPANY

                              By:  _____________________________________
                                   * Philip K. Polkinghorn
                                   President



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




       SIGNATURE                               TITLE
       ---------                               -----


____________________________                   Director, Executive Vice President and Chief
*Michael E. Haylon                             Financial Officer


____________________________                   Director and Senior Vice President
*Robert E. Primmer


____________________________                   President
*Philip K. Polkinghorn



By:/s/ John H. Beers

*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
May 20, 2005



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